As filed with the Securities and Exchange Commission on April 22, 2002

File Nos. 2-74452 811-3290

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 39 and/or	|X|
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 40	|X|
(Check appropriate box or boxes)

Merrill Lynch Variable Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 9011, Princeton, New Jersey 08543-9011 (Address of Principal Executive Offices) (Zip Code)

(609) 282-2800 Registrant’s Telephone Number, including Area Code

Terry K. Glenn Merrill Lynch Variable Series Funds, Inc. 800 Scudders Mill Road Plainsboro, New Jersey 08536 (Name and Address of Agent for Service)

Copies to:
Philip L. Kirstein, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011	Leonard B. Mackey, Jr., Esq. CLIFFORD CHANCE ROGERS & WELLS LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective (check appropriate box):
| |	immediately upon filing pursuant to paragraph (b) of Rule 485
|X|	on April 30, 2002 pursuant to paragraph (b) of Rule 485
| |	60 days after filing pursuant to paragraph (a)(1) of Rule 485
| |	on (date) pursuant to paragraph (a)(1) of Rule 485
| |	75 days after filing pursuant to paragraph (a)(2) of Rule 485
| |	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Merrill Lynch Variable Series Funds, Inc. (the “Company”) is an open-end management investment company that has a wide range of investment objectives among its seventeen separate funds (hereinafter referred to as the “Funds” or individually as a “Fund”). Two separate classes of common stock (“Common Stock”), Class A Common Stock and Class B Common Stock, are offered for each Fund. This document consists of seventeen prospectuses for the Funds (one prospectus for each Fund), and an Other Important Information section for the Class A Common Stock of the Funds and a separate Other Important Information section for the Class B Common Stock of the Funds, each of which constitutes a part of the prospectus for either the Class A Common Stock of a Fund or the Class B Common Stock of a Fund, as appropriate. A table of contents may be found in each prospectus.

The investment adviser of each Fund is Merrill Lynch Investment Managers, L.P. (the “Investment Adviser”), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of each Fund is FAM Distributors, Inc.

Both the Class A and Class B shares of the Funds are sold to separate accounts (“Separate Accounts”) of certain insurance companies to fund benefits under variable annuity contracts (“Variable Annuity Contracts”) and/or variable life insurance contracts (together with the Variable Annuity Contracts, the “Contracts”) issued by such companies. The Company’s Funds are currently sold to Merrill Lynch Life Insurance Company (“MLLIC”), ML Life Insurance Company of New York (“ML of New York”), indirect wholly owned subsidiaries of Merrill Lynch & Co. Inc., Hartford Life Insurance Company (“Hartford”), Annuity Investors Life Insurance Company (“AILIC”), Family Life Insurance Company (“Family Life”), The AIG Life Companies (U.S.) (“AIG Life”), American General Life Insurance Company (“American General”), American International Life Assurance Company of New York, (“AIL of NY”), American Fidelity Assurance Company (“American Fidelity”), Annuity InvestorsSM Life Insurance Company (“Annuity Investors”), PFL Life Insurance Company (“PFL Life”), AUSA Life Insurance Company (“AUSA”), Hartford Life and Annuity Insurance Company (“Hartford Life and Annuity”), Security Life of Denver (“Security Life”), Manulife Financial (“Manulife”) and Manufacturers Life Insurance Company of New York (“Manufacturers of New York” and, together with MLLIC, ML of New York, Hartford, AILIC, Family Life, AIG Life, American General, AIL of NY, American Fidelity, Annuity Investors, PFL Life, AUSA, Hartford Life and Annuity, Security Life and Manulife, the “Insurance Companies”). The Separate Accounts invest in shares of the Funds in accordance with instructions received from Contract owners. The Contracts, other than Contracts issued by AILIC and American General, are offered by agents of Merrill Lynch Life Agency, Inc. (“MLLA”), an affiliate of the Investment Adviser, and Contracts issued by an Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

[LOGO] Merrill Lynch Investment Managers	www.mlim.ml.com

Prospectus May 1, 2002

Merrill Lynch Variable Series Funds, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Merrill Lynch American Balanced V.I. Fund

MERRILL LYNCH AMERICAN BALANCED V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock or securities whose price is linked to the value of common stock.

Debt Securities — securities representing an obligation to pay specified amounts at specified times such as bonds.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.

What are the Fund’s goals?

The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

The Fund invests in equity and debt securities (including short-term securities). Fund management shifts the allocation among these securities types. The proportion the Fund invests in each category at any given time depends on Fund management’s view of how attractive that category appears relative to the others. Fund management expects that usually a significant portion of the Fund’s assets will be stocks of large companies. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. securities. The Fund may invest up to 20% of its total assets in foreign securities, including securities denominated in foreign currencies.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. Changes in the value of the Fund’s debt investments may occur in response to interest rate movements — generally, when interest rates go up, the value of debt securities goes down. For certain debt investments, these specific factors include the possibility that the issuer may default on its obligations. Changes in the value of both the Fund’s equity and debt investments may also occur as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. The risks of foreign investing are greater for investments in emerging markets.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	3

[ICON] Key Facts

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns

4	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the S&P 500 Index, ML US Domestic Bond Index and the Weighted Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 10.79% (quarter ended December 31, 1998) and the lowest return for a quarter was -10.01% (quarter ended September 30, 2001). The Fund’s year-to-date return as of March 31, 2002 was 2.93%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Past Ten Years

Merrill Lynch VS: American Balanced V.I. Fund	-7.39%	5.65%	7.21%

S&P 500 Index*	-11.87%	10.70%	12.94%

ML US Domestic Bond Index**

Weighted Index***	0.41%	8.15%	8.62%

*	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.
**	This unmanaged Index is comprised of the entire universe of domestic investment grade bonds, including U.S. Treasury bonds, corporate bonds and mortgages. Past performance is not predictive of future performance.
***	This unmanaged index, which is an equally weighted blend of the Three-Month Treasury Bill Index, The Merrill Lynch U.S. Corporate & Government Master Index, and the S&P 500 Index, is comprised of U.S. Treasury Bills maturing in up to 3 months, investment-grade bonds and common stocks. Past performance is not predictive of future performance.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	American Balanced V.I. Fund (Class A)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$12.49	$14.80	$16.74	$16.59	$16.01

Investment income — net	.28 †	.34 †	.45	.40	.54

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(1.20)	(.58)	.83	1.60	1.87

Total from investment operations	(.92)	(.24)	1.28	2.00	2.41

Less dividends and distributions:
Investment income — net	(.30)	(.38)	(.85)	(.54)	(.27)
In excess of investment income — net	—	— #	—	—	—
Realized gain on investments — net	—	(1.33)	(2.37)	(1.31)	(1.56)
In excess of realized gain on investments — net	—	(.36)	—	—	—

Total dividends and distributions	(.30)	(2.07)	(3.22)	(1.85)	(1.83)

Net asset value, end of year	$11.27	$12.49	$14.80	$16.74	$16.59

Total Investment Return:*

Based on net asset value per share	(7.39)%	(1.68)%	8.73%	13.56%	17.11%

Ratios to Average Net Assets:

Expenses	.68%	.62%	.61%	.62%	.60%

Investment income — net	2.42%	2.32%	2.70%	2.37%	3.17%

Supplemental Data:

Net Assets, end of year (in thousands)	$130,504	$133,090	$166,405	$187,084	$194,747

Portfolio turnover	134.43%	85.30%	105.48%	102.47%	136.71%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.
#	Amount is less than $.01 per share.

6	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

Details About the Fund [ICON]

HOW THE FUND INVESTS

The Fund can invest in both equity securities and fixed-income securities (including short-term securities). Under normal circumstances, the Fund invests at least 25% of its assets in equity securities and at least 25% of its assets in senior fixed-income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. securities. Fund management expects that usually a significant portion of the Fund’s assets will be stocks of large companies.

The Fund’s management will select the percentages of the total portfolio invested in equity securities and fixed-income securities based on its perception of the relative valuation of each asset class compared with that asset class’ historical valuation levels. When Fund management believes equity securities generally are reasonably valued or undervalued, Fund management will focus on equity investments. When Fund management believes equity securities generally are valued at high levels, however, Fund management may increase the percentage of the Fund’s portfolio invested in debt securities. Fund management may increase the Fund’s investments in debt securities whenever it believes that it is prudent to do so in order to reduce the level of risk in the Fund’s portfolio or that investments in debt securities could potentially provide higher total returns than equity investments.

The equity securities in which the Fund invests will primarily be common stocks of large companies. The Fund’s management chooses equity securities using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that the Fund’s management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover. The Fund will seek to invest in the stock of large, “quality” companies with strong financial resources, reasonable rates of return on capital and experienced management whenever Fund management believes such stocks are undervalued.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	7

[ICON] Details About the Fund

Maturity — the time at which the full principal amount of a debt security is scheduled to be repaid.

Investment Grade — any of the four highest debt obligation ratings by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch, Inc.

Yield — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Volatility — the frequency and amount of changes in a security’s market value.

The debt securities in which the Fund may invest include:
•	U.S. and foreign government debt securities
•	Corporate debt securities
•	Mortgage-backed securities and asset-backed securities
•	Corporate debt securities convertible into common stock
•	Money market securities

The Fund may invest in debt securities of any maturity. Changes in the value of debt securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most debt securities goes down. In most cases, when interest rates go up, the value of debt securities with longer-term maturities goes down more than the value of debt securities with shorter maturities. Because the Fund may invest a substantial portion of its assets in debt securities with long-term maturities, rising interest rates may cause the value of the Fund’s debt investments to decline significantly.

Although Fund management anticipates that the Fund will focus on debt securities that are rated investment grade, the Fund may invest up to 35% of its total assets in low-rated debt securities, which are commonly called “junk bonds.” Although junk bonds generally have higher yields than fixed-income securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less liquid and experience more price volatility than higher rated fixed-income securities. Issuers of junk bonds frequently have large amounts of outstanding debt relative to their assets and their outstanding equity, which means that issuers of junk bonds generally have more difficulty making payments in the event of adverse business circumstances than issuers of more highly rated fixed-income securities. Junk bonds may be unsecured and subordinated to an issuer’s other debt, which means that in the event the issuer defaults claims of other creditors may receive priority over the claims of holders of junk bonds. In such circumstances, there may be few or no assets available to repay holders of junk bonds. The Fund may suffer a loss of expected future income or a loss of principal if its junk bond holdings default. The Fund will not purchase securities that are in default.

The Fund may invest up to 35% of its assets in various types of mortgage-backed and asset-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other debt securities.

8	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may invest in issuers from any country. The Fund’s management, however, anticipates that a substantial portion of the Fund’s foreign equity and debt investments will be in issuers in the developed countries of Europe and the Far East. The Fund may also invest in equity and debt securities of issuers in emerging markets, but the Fund’s management anticipates that a greater portion of the Fund’s foreign investments will be in issuers in developed countries. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

MERRILL LYNCH AMERICAN BALANCED V.I. FUND	9

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGERS

Kurt Schansinger is a Senior Vice President and the senior portfolio manager of the Fund. Mr. Schansinger has been a First Vice President of MLIM since 1997 and was a Vice President from January 1996 to 1997. Mr. Schansinger has been responsible for the management of the Fund’s portfolio since 2001.

Walter Cuje is a Senior Vice President and the associate portfolio manager of the Fund. Mr. Cuje has been a First Vice President of MLIM since 1997, an Associate Portfolio Manager since October 1993, and was a Vice President from July 1991 to 1997. Mr. Cuje has been responsible for the management of the Fund’s portfolio since 2001.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch American Balanced V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	35		X	X	X	X	X	X	X		X

Foreign Securities	20		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH AMERICAN BALANCED V.I. FUND

Merrill Lynch Basic Value V.I. Fund

MERRILL LYNCH BASIC VALUE V.I.FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stocks — shares of ownership of a corporation.

MERRILL LYNCH BASIC VALUE V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The investment objective of the Fund is to seek capital appreciation and, secondarily, income.

What are the Fund’s goals?

The Fund tries to choose investments that will increase in value. The Fund also seeks current income by looking for some investments that pay dividends. However, the Fund’s investments emphasize growth of capital more than current income. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

The Fund invests primarily in stocks that Fund management believes are undervalued, which means the stock price is less than Fund management believes the stock is worth. Fund management places particular emphasis on companies with below-average price/earnings ratios that pay above-average dividends. The Fund purchases primarily common stocks of U.S. companies in trying to meet its goals. The Fund may also invest in securities issued by foreign companies.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. At other times, specific factors may affect the value of a particular investment. The Fund faces additional risks when it invests in foreign companies, including the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Fund’s investments goes down, you may lose money.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk of declines in investment value in exchange for potentially higher long-term returns

MERRILL LYNCH BASIC VALUE V.I. FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for each class of the Fund’s shares for the periods shown with those of the S&P 500 Index and the S & P 500 Barra Value Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 17.45% (quarter ended December 31, 2001) and the lowest return for a quarter was -14.96% (quarter ended September 30, 2001). The Fund’s year-to-date return as of March 31, 2002 was 4.60%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Since Inception

Merrill Lynch VS: Basic Value V.I. Fund — Class A	4.26%	13.43%	14.61	%†

S&P 500 Index*	-11.87%	10.70%	12.94	%††

S&P 500 Barra Value Index**	-11.71%	9.49%	12.66	%††

Merrill Lynch VS: Basic Value V.I. Fund — Class B	4.05%	N/A	10.98	%†††

S&P 500 Index*	-11.87%	10.70%	5.99	%††††

S&P 500 Barra Value Index**	-11.71%	9.49%	5.36	%††††

*	The S&P 500® is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.
**	This unmanaged Index is a capitalization-weighted index of all the stocks in the Standard & Poor’s 500 Index that have higher book-to-price rations. Past performance is not predictive of future performance.
†	Inception date is July 1, 1993.
††	Since July 31, 1993.
†††	Inception date is November 3, 1997.
††††	Since November 30, 1997.

4	MERRILL LYNCH BASIC VALUE V.I. FUND

FINANCIAL HIGHLIGHTS — CLASS A

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Basic Value V.I. Fund (Class A)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$13.71	$13.60	$14.67	$15.84	$14.74

Investment income — net	.14 †	.24 †	.22 †	.19 †	.19

Realized and unrealized gain on investments and foreign currency transactions — net	.44	1.41	2.37	1.10	2.52

Total from investment operations	.58	1.65	2.59	1.29	2.71

Less dividends and distributions: Investment income — net	(.13)	(.24)	(.38)	(.19)	(.09)
Realized gain on investments — net	(.69)	(1.30)	(3.28)	(2.27)	(1.52)

Total dividends and distributions	(.82)	(1.54)	(3.66)	(2.46)	(1.61)

Net asset value, end of year	$13.47	$13.71	$13.60	$14.67	$15.84

Total Investment Return:*

Based on net asset value per share	4.26%	12.65%	21.12%	9.44%	20.62%

Ratios to Average Net Assets:

Expenses	.68%	.65%	.66%	.66%	.65%

Investment income — net	1.00%	1.75%	1.59%	1.26%	1.36%

Supplemental Data:

Net Assets, end of year (in thousands)	$1,310,134	$1,179,853	$1,042,885	$754,519	$671,325

Portfolio turnover	61.04%	67.31%	86.46%	113.44%	95.52%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

MERRILL LYNCH BASIC VALUE V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS — CLASS B (CONCLUDED)

	Basic Value V.I. Fund (Class B)
	For the Year Ended December 31,				For the Period November 3, 1997† to December 31, 1997
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$13.68	$13.58	$14.65	$15.84	$15.89

Investment income —net	.11 #	.22 #	.21 #	.16 #	.01

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	.45	1.40	2.36	1.10	(.06)

Total from investment operations	.56	1.62	2.57	1.26	(.05)

Less dividends and distributions:
Investment income — net	(.12)	(.22)	(.36)	(.18)	—
Realized gain on investments — net	(.69)	(1.30)	(3.28)	(2.27)	—

Total dividends and distributions	(.81)	(1.52)	(3.64)	(2.45)	—

Net asset value, end of period	$13.43	$13.68	$13.58	$14.65	$15.84

Total Investment Return:**

Based on net asset value per share	4.05%	12.46%	20.97%	9.28%	(.31	%)††

Ratios to Average Net Assets:

Expenses	.83%	.80%	.81%	.82%	.82	%*

Investment income — net	.85%	1.60%	1.49%	1.12%	1.27	%*

Supplemental Data:

Net Assets, end of period (in thousands)	$46,031	$34,587	$19,051	$3,385	$348

Portfolio turnover	61.04%	67.31%	86.46%	113.44%	95.52%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Aggregate total investment return.
#	Based on average shares outstanding.

6	MERRILL LYNCH BASIC VALUE V.I. FUND

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

Kevin Rendino is a Senior Vice President and co-portfolio manager of the Fund. Mr. Rendino has been a First Vice President of MLIM since 1997, and was a Vice President from 1993 to 1997. Mr. Rendino has been responsible for the management of the Fund’s portfolio since 2002.

HOW THE FUND INVESTS

The Fund tries to choose investments for capital appreciation — that is, investments that will increase in value. The Fund also pursues income, but its investments emphasize growth of capital more than income. The Fund invests primarily in common stocks. In selecting securities, Fund management emphasizes stocks that it believes are undervalued. Fund management places particular emphasis on stocks with statistical characteristics associated with undervaluation, such as stocks with below-average price/earnings ratios that pay above-average dividends. Fund management may consider a stock undervalued if the stock’s price/book value ratio is below-average, or its price/earnings ratio is less than historical levels. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

The Fund follows a basic contrary opinion, out-of-favor investment style. Fund management believes that favorable changes in market prices are more likely to occur when:
•	Stocks are out of favor
•	Company earnings are depressed
•	Price/earnings ratios are relatively low
•	Investment expectations are limited
•	There is no general interest in a security or industry

On the other hand, Fund management believes that negative developments are more likely to occur when:
•	Investment expectations are generally high
•	Stock prices are advancing or have advanced rapidly
•	Price/earnings ratios have been inflated
•	An industry or security continues to become popular among investors

MERRILL LYNCH BASIC VALUE V.I. FUND	7

[ICON] Details About the Fund

Robert J. Martorelli is a Senior Vice President and co-portfolio manager of the Fund. Mr. Martorelli has been a First Vice President of MLIM since 1997 and was a Vice President from 1987 to 1997. Mr. Martorelli has been responsible for the management of the Fund’s portfolio since 2000.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Market Capitalizations — the number of shares in the market of a company’s stock, multiplied by the price per share of that stock, is the company’s market capitalization.

Equities — common stock or securities whose price is linked to the value of common stock.

In other words, Fund management believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Fund may invest a large part of its net assets in stocks that have weak research ratings.

The Fund may also invest a substantial portion of its assets in companies with market capitalizations below the largest companies. Fund management believes that large institutional investors may overlook these companies, making them undervalued.

The Fund may buy equities other than common stock, and may invest up to 25% of its total assets in securities of foreign companies.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

8	MERRILL LYNCH BASIC VALUE V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Basic Value V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	25			X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X		X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH BASIC VALUE V.I. FUND	9

Merrill Lynch Core Bond V.I. Fund

MERRILL LYNCH CORE BOND V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed-Income Securities — instruments that pay a stated rate of interest or other form of scheduled payment, including regular debt obligations as well as preferred stock that carries a promised level of dividend payments.

Maturity — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to ten years) or long-term (over ten years).

MERRILL LYNCH CORE BOND V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The primary investment objective of the Fund is to obtain a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

What are the Fund’s goals?

The Fund tries to provide current income — it looks for securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund’s investments emphasize current income more than growth of capital. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 90% of its net assets in fixed-income securities. The Fund invests at least 65% of its assets in fixed-income securities rated investment grade by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Fixed-income securities in any of the four highest rating categories can be called “investment grade.” The Fund will invest most of its net assets in securities issued by U.S. companies, but may also invest in securities issued by foreign companies if they are denominated in U.S. dollars. The Fund may invest in fixed-income securities of any maturity.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. The value of a fixed income security is also affected by the perception of the issuer’s ability to satisfy its obligations — if the issuer may not satisfy its obligations, the value of the security goes down. The Fund faces additional risks when it invests in foreign securities, including the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH CORE BOND V.I. FUND	3

[ICON] Key Facts

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or variable life insurance contract for contract owners who:
•	Are investing with long-term goals
•	Are looking for a steady stream of income, with higher returns over time than money market funds
•	Are willing to accept the risk of loss of income and principal in return for the possibility of receiving higher current income

4	MERRILL LYNCH CORE BOND V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for the Fund’s Class A shares for the periods shown with those of the Merrill Lynch (ML) US Corporate Master. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.08% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.98% (quarter ended March 31, 1994). The Fund’s year-to-date return as of March 31, 2002 was -0.02%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Past Ten Years

Merrill Lynch VS: Core Bond V.I. Fund	6.68%	6.07%	6.55%

ML US Corporate Master*	10.70%	7.30%	7.80%

*	This unmanaged index is comprised of all corporate bonds of U.S. issuers rated BBB3 or higher. Past performance is not predictive of future performance.

MERRILL LYNCH CORE BOND V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Core Bond V.I. Fund (Class A) For the Year Ended December 31,
Increase (Decrease) In Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$11.49	$11.14	$12.25	$12.11	$11.91

Investment income — net	.63	.78	.77	.77	.78

Realized and unrealized gain (loss) on investments — net	.12	.29	(1.05)	.15	.20

Total from investment operations	.75	1.07	(.28)	.92	.98

Less dividends from investment income — net	(.65)	(.72)	(.83)	(.78)	(.78)

Net asset value, end of year	$11.59	$11.49	$11.14	$12.25	$12.11

Total Investment Return:*

Based on net asset value per share	6.68%	10.01%	(2.35%)	7.85%	8.64%

Ratios to Average Net Assets:

Expenses	.51%	.49%	.47%	.48%	.47%

Investment income — net	5.50%	6.96%	6.53%	6.35%	6.62%

Supplemental Data:

Net assets, end of year (in thousands)	$646,028	$507,248	$543,578	$ 594,301	$ 527,770

Portfolio turnover	277.86%	120.99%	97.14%	103.24%	89.22%

*	Total investment returns exclude insurance-related fees and expenses.

6	MERRILL LYNCH CORE BOND V.I. FUND

Details About the Fund [ICON]

Asset-Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Yields — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

HOW THE FUND INVESTS

Under normal circumstances, the Fund invests at least 90% of its net assets in fixed-income securities. The fixed-income securities in which the Fund invests consist of:
•	Short-, intermediate- and long-term U.S. government debt securities
•	Short-, intermediate- and long-term corporate debt securities issued by U.S. and foreign companies
•	Asset-backed securities
•	Mortgage-backed securities
•	Term preferred stock (that is, preferred stock which returns principal at a set time) issued by U.S. and foreign companies
•	Corporate debt securities and preferred stock convertible into common stock
•	Money market securities

The Fund will not buy equity securities other than preferred stocks.

Under normal circumstances, the Fund invests at least 65% of its assets in fixed-income securities rated investment grade by an NRSRO, such as Moody’s, S&P or Fitch, or unrated securities deemed by the Adviser to be of comparable quality. Fixed-income securities in any of the four highest rating categories can be called “investment grade.” The Fund may invest in fixed-income securities of any maturity.

The Fund may invest up to 35% of its assets in fixed-income securities rated below investment grade by the NRSROs or unrated securities of equivalent credit quality (“junk bonds”); however, as a matter of operating policy, the Fund will not invest more than 10% of its assets in such securities.

Fixed-income securities frequently have redemption features that permit an issuer to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, issuers redeem fixed-income securities that allow for redemption. When an issuer redeems fixed-income securities, the Fund may receive less than the market value of the securities prior to redemption. In addition, the Fund may have to invest the proceeds in new fixed-income securities with lower yields and therefore lose expected future income.

MERRILL LYNCH CORE BOND V.I. FUND	7

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGERS

Patrick Maldari is a co-portfolio manager of the Fund. Mr. Maldari is head of a team of investment professionals dedicated to managing high quality investment grade portfolios for institutional clients with a primary focus on enhanced cash and low duration portfolios and was a member of MLIM Short-Term Fixed Income team and Marketing Liaison for MLIM mutual funds. Mr. Maldari has been responsible for the management of the Fund’s portfolio since 2002.

James J. Pagano is a co-portfolio manager of the Fund. Mr. Pagano has been a Senior Fixed Income Analyst since 1998 and was a Risk Manager from 1997 to 1998. Mr. Pagano has been responsible for the management of the Fund’s portfolio since 2002.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

The Fund may invest in fixed-income securities of issuers outside the United States. The Fund’s management anticipates that the Fund’s investment in foreign securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the Fund may also invest in issuers elsewhere, including high credit-quality sovereign and corporate issuers in emerging markets. The Fund will invest in securities of foreign issuers that are denominated in U.S. dollars. Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Fund may invest a portion of its assets in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans.

Although not among its principal strategies, the Fund may use derivatives, including indexed securities, options, futures, options on futures and swaps, for hedging purposes, as well as to seek to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the Lehman Brothers Aggregate Index.

The debt securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

8	MERRILL LYNCH CORE BOND V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Core Bond V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	35*		X	X	X	X	X	X	X		X

Foreign Securities	10**		X	X	X	X	X		X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•

Indexed derivative securities	•	X	X	X		X	X		X	X	X

Futures and Options	•	X	X	X		X	X		X	X	X

Currency contracts	Ø

*	As a matter of operating policy, the Fund will not invest more than 10% of its assets in junk bonds.
**	The Fund may invest up to 25% of its assets in securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities of foreign governments and certain other foreign securities.

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH CORE BOND V.I. FUND	9

Merrill Lynch Developing Capital Markets V.I. Fund

MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equities — common stock or securities whose price is linked to the value of common stock.

MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets.

What are the Fund’s goals?

The Fund tries to choose investments that will increase in value. We cannot guarantee that the Fund will achieve its goal.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies in smaller capital markets, which currently means all countries except the four countries with the largest equity market capitalization currently the United States, United Kingdom, Japan, and France. The Fund generally invests at least 65% of its assets in equities, primarily common stocks. The Fund can also buy fixed-income securities of companies and governments in these countries. The Fund normally invests in at least three countries at any given time. The Fund’s management anticipates that under most circumstances the Fund will have substantial investments in emerging markets. The Fund can invest in securities denominated in either U.S. dollars or foreign currencies. The Fund’s management anticipates that under most circumstances the Fund’s investments will primarily be denominated in foreign currencies. The Fund is a non-diversified Fund, which means that it can invest more of its assets in fewer companies than most other funds.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money.

The Fund will invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND	3

[ICON] Key Facts

The Fund is a non-diversified fund, which means that it may invest more of its assets in securities of a single issuer than if it were a diversified fund. If the Fund invests in securities of a smaller number of issuers, the Fund’s risk is increased because developments affecting an individual issuer have a greater impact on the Fund’s performance.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are looking for capital appreciation for long-term goals
•	Want a professionally managed portfolio
•	Want to diversify the types of investments funding their contract
•	Are looking for exposure to a variety of foreign markets
•	Are willing to accept the risks of foreign investing in exchange for potentially higher long-term returns
•	Are not looking for current income

4	MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for each class of the Fund’s shares for the periods shown with those of the Morgan Stanley Capital International (“MSCI”) EAFE Index and the MSCI Emerging Markets Free Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 30.16% (quarter ended December 31, 1999) and the lowest return for a quarter was -23.77% (quarter ended September 30, 1998). The Fund’s year-to-date return as of March 31, 2002 was 11.14%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Since Inception

Merrill Lynch VS: Developing Capital Markets V.I. Fund — Class A	1.47%	-4.59%	-3.69	%†

MSCI EAFE Index*	-21.44%	0.89%	2.87	%#

MSCI Emerging Markets Free Index**	-2.37%	-5.74%	-3.69	#

Merrill Lynch VS: Developing Capital Markets V.I. Fund — Class B	1.31%	N/A	-4.29	%††

MSCI EAFE Index*	-21.44%	0.89%	0.88	%##

MSCI Emerging Markets Free Index**	-2.37%	-5.74%	-3.57	##

*	This unmanaged index measures the total returns of developed foreign stock markets in Europe, Asia, and the Far East, calculated in U.S. dollars. Past performance is not predictive of future performance.
**	This unmanaged Index measures the total returns of emerging foreign stock markets in Europe, Asia and the Far East. Past performance is not predictive of future performance.
†	Inception date is May 2, 1994.
††	Inception date is November 3, 1997.
#	Since May 31, 1994.
##	Since November 30, 1997.

MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS — CLASS A

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Developing Capital Markets V.I. Fund (Class A) For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$7.32	$10.34	$6.43	$9.22	$10.05

Investment income — net	.08 †	.06 †	.11 †	.18 †	.11

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	.03	(3.01)	4.01	(2.86)	(.75)

Total from investment operations	.11	(2.95)	4.12	(2.68)	(.64)

Less dividends on investment income — net	(.07)	(.07)	(.21)	(.11)	(.19)

Net asset value, end of year	$7.36	$7.32	$10.34	$6.43	$9.22

Total Investment Return:*

Based on net asset value per share	1.47%	(28.69%)	65.52%	(29.39%)	(6.53%)

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.15%	1.22%	1.25%	1.25%	1.25%

Expenses	1.21%	1.36%	1.67%	1.42%	1.42%

Investment income — net	1.09%	.72%	1.47%	2.30%	1.15%

Supplemental Data:

Net assets, end of year (in thousands)	$36,462	$46,858	$107,079	$64,312	$141,451

Portfolio turnover	94.42%	57.05%	97.79%	121.06%	93.62%

*	Total investment return excludes insurance-related fees and expenses. If applicable, the Company’s Investment Adviser waived a portion of its management fee. Without such waiver, the Fund’s performance would have been lower.
†	Based on average shares outstanding.

6	MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND

FINANCIAL HIGHLIGHTS-- CLASS B (CONCLUDED)

	Developing Capital Markets V.I. Fund (Class B)
	For the Year Ended December 31,				For the Period November 3, 1997† to December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of period	$7.31	$10.33	$6.42	$9.22	$9.30

Investment income — net	.07 ††	.03 ††	.07 ††	.17 ††	.01

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	.03	(2.99)	4.04	(2.86)	(.09)

Total from investment operations	.10	(2.96)	4.11	(2.69)	(.08)

Less dividends on investment income — net	(.06)	(.06)	(.20)	(.11)	—

Net asset value, end of period	$7.35	$7.31	$10.33	$6.42	$9.22

Total Investment Return:**

Based on net asset value per share	1.31%	(28.82%)	65.38%	(29.51%)	(.86%)#

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.30%	1.40%	1.40%	1.40%	1.39%*

Expenses	1.36%	1.51%	1.87%	1.72%	1.58%*

Investment income — net	.95%	.42%	.83%	2.37%	1.16%*

Supplemental Data:

Net assets, end of period (in thousands)	$1,673	$2,156	$1,313	$241	$32

Portfolio turnover	94.42%	57.05%	97.79%	121.06%	93.62%

*	Annualized.
**	Total investment return excludes insurance-related fees and expenses. If applicable, the Company’s Investment Adviser waived a portion of its management fee. Without such a waiver, the Fund’s performance would have been lower.
†	Commencement of operations.
††	Based on average shares outstanding.
#	Aggregate total investment return.

MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND	7

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund is managed pursuant to the subadvisory agreement with Merrill Lynch Asset Management U.K. Limited (“MLAM UK”) by members of the Emerging Markets Global Strategy Group, a team of investment professionals who participate in the team’s research process and stock selection. The senior investment professionals in this group include Josephine Ragni, Nicholas Moakes and David Soden. The team leader, David Soden, is responsible for the day-to-day management of the Fund. Mr. Soden has been Team Leader and Investment Officer of the Global Emerging Markets Team since 1996.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

HOW THE FUND INVESTS

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies in smaller capital markets. The Fund generally invests at least 65% of its assets in equity securities. Equity securities consist of:
•	Common stock
•	Preferred stock
•	Securities convertible into common stock
•	Derivative securities, such as options and futures, the value of which is based on a common stock or group of common stocks

The Fund will focus on investments in common stock.

The Fund considers “smaller capital markets” to be all markets other than the four largest (by equity market capitalization). This currently precludes the Fund from investing in companies in the United States, Japan, Germany and the United Kingdom (except for short-term cash positions). There are no other limits on the geographic allocation of the Fund’s investments. The Fund’s management, however, anticipates that a substantial portion of the Fund’s investments will be in companies in emerging markets. The Fund may also invest in companies in developed markets, but the Fund’s management anticipates that a greater portion of the Fund’s investments will be in companies in emerging markets. The Fund normally invests in securities from at least three countries at any time.

The Fund’s management chooses equity securities using a combination of “top down” and “bottom up” investment styles. “Top down” means that the Fund seeks to allocate its investments to equity markets Fund’s management believes have the potential to outperform other equity markets due to economic factors such as government fiscal policies and the direction of interest and currency movements. “Bottom up” means that the Fund also selects investments based on management’s assessment of the earnings prospects of individual companies. When assessing individual companies, the Fund’s management seeks to identify companies engaged in businesses with attractive earnings prospects, sound management and a record of creating value for investors. Fund management then further considers which of the companies that meet its criteria would be most likely to benefit from the economic circumstances anticipated by Fund management. Because of the difficulty of investing substantial sums in many smaller capital markets, however, in certain markets Fund management believes to be attractive on a “top down” basis the Fund may limit its investments to a relatively small number of large, actively-traded companies.

8	MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND

Investment Grade — any of the four highest debt obligation ratings by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s or Fitch IBCA, Inc.

Liquid — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Volatility — the frequency and amount of changes to a security’s value.

The Fund may also invest up to 35% of its assets in non-convertible debt securities. The Fund’s investments in non-convertible debt securities will generally be longer-term securities with the potential for capital appreciation through changes in interest rates, exchange rates or the general perception of the creditworthiness of issuers in certain countries. The Fund may also invest in non-convertible debt securities for income, but this will not be a focus of the Fund’s investments. The Fund may invest in debt securities that are not rated investment grade, which are commonly known as “junk bonds.” Junk bonds are high risk investments, and may result in the Fund losing both income and principal. Junk bonds generally are less liquid and experience more price volatility than higher-rated fixed-income securities.

Because the Fund will invest primarily in foreign securities, it offers the potential for more diversification than an investment only in the United States. Foreign securities have often (although not always) performed differently than U.S. securities. However, foreign securities involve special risks not present in U.S. investments than can increase the chances that the Fund will lose money. The risks of foreign securities are typically much greater for smaller capital markets and emerging market securities. Smaller capital markets usually have low trading volumes and limited liquidity in comparison with larger capital markets. Emerging market countries are often less politically and economically stable than developed countries, and more likely to suffer from serious adverse economic circumstances such as hyperinflation, currency devaluation or extremely high interest rate levels. In addition, reliable information about individual companies may be difficult to obtain in many emerging markets. Smaller capital markets, including emerging markets, are more susceptible to sharp and frequent price movements as the result of capital movements than larger capital markets. Because of these factors, the Fund is not intended as a complete investment program but is designed for long-term investors seeking to diversify their investments and who are prepared to experience above-average volatility.

The Fund will invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates.

The Fund may also invest in securities the potential return of which is based on the change in a specified interest rate or equity index (an “indexed note”). For example, the Fund may invest in a security that pays a variable amount of interest or principal based on the current level of the Brazilian or Korean stock markets. The Fund may also invest in indexed securities the potential return of which is based inversely on the change in a specified interest rate or

MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND	9

[ICON] Details About the Fund

equity index (an “inverse note”). Inverse notes generally change in value in a manner that is opposite to most fixed-income securities — that is, interest rates or principal payments on inverse notes increase when the underlying interest rate or equity index decreases and decrease when the underlying interest rate or equity index increases. Certain indexed notes and inverse notes have greater sensitivity to changes in interest rates or equity index levels than other securities, and the Fund’s investments in such instruments may decline in value significantly if interest rates or equity index levels move in a manner not anticipated by Fund management. For more information regarding these securities and other types of derivatives in which the Fund may invest, please see the table on the next page and the Other Important Information to this Prospectus.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

10	MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Developing Capital Markets V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	35		X	X	X	X	X	X	X		X

Foreign Securities	•		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND	11

Merrill Lynch Domestic Money Market V.I. Fund

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing.

What are the Fund’s goals?

The Fund’s goals are to produce current income while attempting to maintain a share value of $1.00. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

The Fund invests in short-term U.S. money market instruments. These instruments are generally debt securities that mature within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund’s management, are of similar credit quality.

What are the main risks of investing in the Fund?

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with short-term goals in mind
•	Are looking for preservation of capital
•	Are looking for current income and liquidity

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 1.56% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.57% (quarter ended December 31, 2001). The Fund’s year-to-date return as of March 31, 2002 was 0.42%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Since Inception

Merrill Lynch VS: Domestic Money Market V.I. Fund	3.89%	5.03%	4.67	%†

†	Inception date is February 20, 1992. Past performance is not predictive of future performance.

4	MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Domestic Money Market V.I. Fund (Class A) For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0384	.0588	.0473	.0506	.0511

Realized and unrealized gain (loss) on investments — net	.0015	.0008	(.0006)	— †	.0001

Total from investment operations	.0399	.0596	.0467	.0506	.0512

Less dividends and distributions:
Investment income — net	(.0384)	(.0588)	(.0473)	(.0508)	(.0511)
Realized gain on investments — net	(.0002)	— †	— †	— †	— †

Total dividends and distributions	(.0386)	(.0588)	(.0473)	(.0508)	(.0511)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return:*

Based on net asset value per share	3.89%	6.00%	4.84%	5.20%	5.24%

Ratios to Average Net Assets:

Expenses	.57%	.55%	.55%	.56%	.54%

Investment income — net, and realized gain on investments — net	3.69%	5.88%	4.76%	5.03%	5.12%

Supplemental Data:

Net assets, end of year (in thousands)	$580,609	$455,259	$467,781	$408,517	$318,052

*	Total investment returns exclude insurance-related fees and expenses.
†	Amount is less than $.0001 per share.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND	5

Details About the Fund [ICON]

Maturity — the time at which the full principal amount of a fixed-income security is scheduled to be repaid.

Agencies — entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration (“Ginnie Mae”), the Tennessee Valley Authority or the Federal Housing Administration.

How the Fund invests

The Fund invests all its assets in money market instruments. These instruments are generally fixed-income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund’s management, are of similar credit quality.

The money market instruments in which the Fund may invest include:
•	United States Government Securities — Debt securities issued or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.
•	United States Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, government sponsored enterprises and government instrumentalities. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.
•	Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as certificates of deposit, time deposits, bank notes and bankers’ acceptances.
•	Commercial Paper — Obligations, usually of nine months or less, issued by corporations and other businesses for short-term funding.
•	Short-Term Obligations — Corporate debt and asset-backed securities with a period of 397 days or less remaining to maturity.
•	Floating Rate Obligations — Obligations of government agencies, corporations, depository institutions or other issuers which periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short-term interest rate index).

6	MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

Government Sponsored Enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Student Loan Marketing Association (“Sallie Mae”) or the Federal National Mortgage Association (“Fannie Mae”).

Instrumentalities — supranational entities sponsored by the United States and other governments, such as the World Bank or the Inter-American Development Bank.

Asset-Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Index — a measure of value or rates.

•	Insurance Company Obligations — Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.
•	Master Notes — Variable principal amount demand instruments issued by securities firms and other corporate issuers.
•	Other Eligible Investments — Other money market instruments permitted by SEC rules governing money market funds.

The Fund may also engage in the following investment practices:
•	Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements involving any of the above instruments (without regard to the instrument’s maturity).
•	Reverse Repurchase Agreements — Reverse repurchase agreements are transactions in which the Fund sells a security with the obligation to repurchase the security shortly thereafter at a specified price which reflects a payment by the Fund. The Fund profits from entering into a reverse repurchase agreement by reinvesting the proceeds of the sale at a higher return than it has to pay to repurchase its security.

The Fund’s management will vary the types of money market instruments in the Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

The Fund will only invest in money market obligations of U.S. issuers. For this purpose, the Fund may consider an obligation of a foreign subsidiary of a U.S. company to be an obligation of a U.S. issuer if the obligation is fully guaranteed by the U.S. parent company.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND	7

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGER

Jacqueline Rogers is a Vice President and the portfolio manager of the Fund. Ms. Rogers has been a Vice President of MLIM since January 1986. Ms. Rogers has been primarily responsible for the management of the Fund’s portfolio since 1990.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

The Fund’s management will attempt to maintain a share value of $1.00, but there is no guarantee that it will be able to do so. The Fund could lose money if:

•	The issuer of an instrument held by the Fund defaults, or
•	Short-term interest rates move sharply in a manner not anticipated by Fund management,

although the risk of loss is minimized by the high credit quality and short-term maturity of the Fund’s investments. In order to maintain a share value of $1.00, the Fund may reduce the number of shares held by its shareholders.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

8	MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Domestic Money Market V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	20	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	20	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	Ø

Foreign Securities	Ø

Restricted and Illiquid Securities	10		X	X	X	X			X		X

Covered call options	Ø

Indexed derivative securities	•	X	X	X		X			X	X	X

Futures and Options	Ø

Currency contracts	Ø

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND	9

Merrill Lynch Focus Twenty V.I. Fund

MERRILL LYNCH FOCUS TWENTY V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stocks — shares of ownership of a corporation.

Preferred Stocks — class of capital stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

Convertible Securities — corporate securities (usually preferred stock or bonds) that are exchangeable for a fixed number of other securities (usually common stock) at a set price or formula.

Warrants — a security that gives the right to buy a quantity of stock.

MERRILL LYNCH FOCUS TWENTY V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term capital appreciation.

What are the Fund’s goals?

The Fund tries to choose investments that will increase in value over the long term. We cannot guarantee that the Fund will achieve its goal.

What are the Fund’s main investment strategies?

The Fund, a non-diversified fund, invests primarily in common stocks of approximately 20 companies that Fund management believes have strong earnings growth and capital appreciation potential. To a lesser extent, the Fund also may invest in preferred stocks, convertible securities, warrants and rights to subscribe to common stock of these companies.

Fund management focuses primarily on earnings growth in determining which securities to buy and when to sell them for the Fund. Fund management will emphasize common stocks of companies with large stock market capitalizations (greater than $5 billion).

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money.

The Fund is also subject to the risk that the stocks that Fund management selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies. By concentrating in a smaller number of investments, the Fund’s risk is increased because each investment has a greater effect on the Fund’s performance. The Fund should be considered a vehicle for diversification and should not be considered a balanced investment program by itself.

The Fund can invest a portion of its assets in foreign securities. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investments in foreign securities involve special risks.

MERRILL LYNCH FOCUS TWENTY V.I. FUND	3

[ICON] Key Facts

The Fund is a non-diversified fund, which means that it may invest more of its assets in securities of a single issuer than if it were a diversified fund. If the Fund invests in securities of a smaller number of issuers, the Fund’s risk is increased because developments affecting an individual issuer have a greater impact on the Fund’s performance.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are looking for capital appreciation for long-term goals
•	Want a professionally managed portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek long-term capital appreciation
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH FOCUS TWENTY V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the period shown with those of the S&P 500 Index and the S&P 500 Barra Growth Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 25.54% (quarter ended December 31, 2001) and the lowest return for a quarter was -53.40% (quarter ended March 31, 2001). The Fund’s year-to-date return as of March 31, 2002 was -6.93%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Since Inception

Merrill Lynch VS: Focus Twenty V.I. Fund	-69.24%	-62.89	%†

S&P 500 Index*	-11.87%	-13.28	%#

S&P 500 Barra Growth Index**	-12.73%	-22.75	%#

*	The S&P 500 is the Standard & Poor’s Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.
**	This unmanaged Index is a capitalization-weighted index of all the stocks in the Standard & Poor’s 500 Index that have lower book-to-price ratios. Past performance is not predictive of future performance.
†	Inception date is July 10, 2000.
#	Since July 31, 2000.

MERRILL LYNCH FOCUS TWENTY V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Focus Twenty V.I. Fund (Class A)
Increase (Decrease) in Net Asset Value:	For the Year Ended December 31, 2001	For the Period July 10, 2000† to December 31, 2000

Per Share Operating Performance:

Net asset value, beginning of period	$7.51	$10.00

Investment income (loss) — net	(.02 )#	.01

Realized and unrealized loss on investments — net	(5.18)	(2.49)

Total from investment operations	(5.20)	(2.48)

Less dividends
Investment income — net	—	(.01)
In excess of investment income — net	—	—	†††

Total dividends	—	(.01)

Net asset value, end of period	$2.31	$ 7.51

Total Investment Return:**

Based on net asset value per share	(69.24%)	(24.80	%)††

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.09%	1.08	%*

Expenses	1.10%	1.12	%*

Investment income (loss) — net	(.60%)	.74	%*

Supplemental Data:

Net Assets, end of period (in thousands)	$10,399	$64,817

Portfolio turnover	182.76%	32.05%

*	Annualized.
†	Commencement of operations.
**	Total investment returns exclude insurance-related fees and expenses. If applicable, the Company’s Investment Adviser waived a portion of its management fee. Without such waiver, the Fund’s performance would have been lower.
††	Aggregate total investment return.
†††	Amount is less than $.01 per share.
#	Based on average shares outstanding.

6	MERRILL LYNCH FOCUS TWENTY V.I. FUND

Details About the Fund [ICON]

Short Sale — a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market price of that security.

ABOUT THE PORTFOLIO MANAGER

Michael S. Hahn is the portfolio manager of the Fund. Mr. Hahn has been an Associate Portfolio Manager of MLIM since 1999. Prior to joining MLIM, Mr. Hahn was a portfolio manager and analyst for the PBHG family of mutual funds from 1996 to 1999. Mr. Hahn has been primarily responsible for the management of the Fund’s portfolio since 2000.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers

HOW THE FUND INVESTS

The Fund’s objective is to seek long-term capital appreciation. The Fund tries to achieve its objective by investing primarily in common stocks of approximately 20 companies that Fund management believes have strong earnings growth and capital appreciation potential. Fund management begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Fund management then ranks each company within its universe by using research models that focus on growth characteristics such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Fund management evaluates the quality of each company’s earnings and tries to determine whether the company can sustain or increase its current growth trend. Fund management believes that this disciplined investment process enables it to construct a portfolio of investments with strong growth characteristics.

Although the Fund emphasizes investment in common stocks, it may also invest in other equity securities including, but not limited to, the following:
•	Securities convertible into common stock
•	Preferred stock
•	Rights and warrants to subscribe to common stock

The Fund generally will invest at least 65% of its total assets in equity securities. Normally, the Fund will invest in the common stocks of not less than 20 companies. The Fund may invest in companies of any size but will emphasize common stocks of companies with large stock market capitalizations (greater than $5 billion.)

The Fund may invest without limitation in the securities of foreign companies in the form of American Depositary Receipts (“ADRs”). In addition, the Fund may invest up to 10% of its total assets in other forms of securities of foreign companies, including European Depositary Receipts (“EDRs”) or other securities convertible into securities of foreign companies.

The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When the Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale as collateral for its

MERRILL LYNCH FOCUS TWENTY V.I. FUND	7

[ICON] Details About the Fund

obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets.

The Fund may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Because making short sales in securities that it does not own exposes the Fund to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Fund makes short sales in securities that increase in value, it will likely under perform similar mutual funds that do not make short sales in securities they do not own.

The Fund may also lend its portfolio securities.

The Fund may invest in investment grade, non-convertible debt securities and U.S. Government securities of any maturity, although it typically will not do so to a significant extent. The Fund may invest in excess of 35% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. Normally, a portion of the Fund’s assets will be held in these short-term instruments in anticipation of investment in equities or to meet redemptions. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities. In addition, while these investments are generally designed to limit the Fund’s losses, they can prevent the Fund from achieving its investment objective.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

8	MERRILL LYNCH FOCUS TWENTY V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Focus Twenty V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	•*		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†•	X	X	X		X	X	X	X	X

*	The Fund may invest without limitation in ADRs and may invest up to 10% of its assets in non-dollar-denominated securities of foreign issuers.

Each of these strategies and risks is explained in the “Other Important Information” section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the “Other Important Information” section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH FOCUS TWENTY V.I. FUND	9

Merrill Lynch Fundamental Growth V.I. Fund

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stocks — shares of ownership of a corporation.

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital.

What are the Fund’s goals?

The Fund tries to choose investments that will increase in value over the long term. We cannot guarantee that the Fund will achieve its goal.

What are the Fund’s main investment strategies?

In trying to meet its goals, the Fund generally invests at least 65% of its total assets in equity securities, primarily common stocks, of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. To a lesser extent, the Fund may also invest in securities convertible into common stock and rights to subscribe to common stock of these companies. The Fund may invest up to 10% of its total assets in securities issued by foreign companies.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money.

The Fund can invest a portion of its assets in foreign securities. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investments in foreign securities involve special risks.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are looking for capital appreciation for long-term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns
•	Are not looking for a significant amount of current income

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the S&P 500 Index and the S&P Barra Growth Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 7.81% (quarter ended December 31, 2001) and the lowest return for a quarter was -13.54% (quarter ended March 30, 2001). The Fund’s year-to-date return as of March 31, 2002 was -1.06%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Since Inception

Merrill Lynch VS: Fundamental Growth V.I. Fund	-18.12%	-14.59	%†

S&P 500 Index*	-11.87%	-12.05	%††

S&P Barra Growth Index**	-12.73%	-20.16	%††

*	The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.
**	This unmanaged Index is a capitalization-weighted Index of all the stocks in the Standard & Poor’s 500 Index that have lower book-to-price ratios.
†	Inception date is April 3, 2000.
††	Since April 30, 2000.

4	MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Fundamental Growth V.I. Fund (Class A)
Increase (Decrease) in Net Asset Value:	For the Year Ended December 31, 2001	For the Period April 3, 2000† to December 31, 2000

Per Share Operating Performance:

Net asset value, beginning of period	$9.23	$10.00

Investment income — net	.04 ##	.03

Realized and unrealized loss on investments and foreign
currency transactions — net	(1.71)	(.76)

Total from investment operations	(1.67)	(.73)

Less dividends:
Investment income — net	(.02)	(.04)
In excess of investment income — net	—	— ††

Total dividends	(.02)	(.04)

Net asset value, end of period	$7.54	$9.23

Total Investment Return:**

Based on net asset value per share	(18.12%)	(7.27%)#

Ratios to Average Net Assets:

Expenses, net of reimbursement	.79%	1.09%*

Expenses	.79%	1.12%*

Investment income — net	.57%	1.18%*

Supplemental Data:

Net Assets, end of period (in thousands)	$163,218	$32,480

Portfolio turnover	94.56%	95.44%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses. If applicable, the Company’s Investment Adviser waived a portion of its management fee. Without such waiver, the Fund’s performance would have been lower.
†	Commencement of operations.
††	Amount is less than $.01 per share.
#	Aggregate total investment return.
##	Based on average shares outstanding.

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND	5

Details About the Fund [ICON]

Market Capitalization — the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

HOW THE FUND INVESTS

The Fund’s objective is long-term growth of capital. The Fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks.

The Fund generally invests at least 65% of its total assets in the following equity securities:

•	Common stock
•	Convertible preferred stock
•	Securities convertible into common stock
•	Rights to subscribe to common stock

Of these securities, the Fund will primarily invest in common stock.

In selecting securities, Fund management emphasizes common stocks of companies that have above-average rates of earnings growth. Fund management believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above average rates of earnings growth.

Some, but not all of the factors that may cause a company to have an above-average rate of earnings growth include:
•	Above average growth rate in sales
•	Improvement in its profit margin
•	Providing proprietary or niche products or services
•	Leading market share
•	Strong industry growth

The Fund may invest in companies of any size but emphasizes common stocks of companies having a medium to large stock market capitalization ($500 million or more).

The Fund may also invest up to 10% of its total assets in the securities of foreign companies. Securities of foreign companies may be in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) or other securities representing interests in securities of foreign companies.

6	MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND

ABOUT THE PORTFOLIO MANAGERS

Lawrence R. Fuller is a Senior Vice President and Portfolio Manager of the Fund. Mr. Fuller has been a First Vice President of MLIM since 1997 and was a Vice President from 1992 to 1997. Mr. Fuller has been primarily responsible for the management of the Fund’s portfolio since 2000.

Tom Burke is the associate portfolio manager of the Fund. Mr. Burke has been a Director of MLIM since 1998 and was a Vice President of MLIM from 1994 to 1998. Mr. Burke has been responsible for the management of the Fund since 2002.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

The Fund’s restriction limiting investments in foreign securities to 10% of total assets does not include ADRs.

The Fund may also lend its portfolio securities.

The Fund will normally invest a portion of its net assets in short-term debt securities, such as commercial paper. These securities can be sold easily and have limited risk of loss but earn only limited returns. The Fund may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or government and money market securities when Fund management is unable to find enough attractive equity investments and to reduce exposure to equities when management believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions. Short-term investments and temporary defensive positions may limit the potential for the Fund to achieve its goal of long-term growth of capital.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND	7

[ICON] Details About the Fund

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Fundamental Growth V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	10		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15	X	X	X	X	X			X		X

Covered call options	†		X	X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

8	MERRILL LYNCH FUNDAMENTAL GROWTH V.I. FUND

Merrill Lynch Global Allocation V.I. Fund

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Total Investment Return — the combination of capital appreciation and investment income.

Equity Securities — common stock or securities whose price is linked to the value of common stock.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek high total investment return.

What are the Fund’s goals?

The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that Fund management believes are undervalued. The Fund may buy debt securities of varying maturities. The Fund may invest in high yield or “junk” bonds and in certain types of “derivative” securities. When choosing investments, Fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located in North and South America, Western Europe, Australia and the Far East. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

The Fund cannot guarantee that it will achieve its objective.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock or bond market in which the Fund invests is rising or falling, or in response to interest rate changes. Also, Fund management may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. Generally, when interest rates go up, the value of debt securities goes down. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	3

[ICON] Key Facts

The Fund may invest a substantial portion of its assets in foreign securities. Foreign investing involves special risks--including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Derivatives and high yield or “junk” bonds may be volatile and subject to liquidity, leverage and credit risk.

Generally, the Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. However, the Fund is legally classified as a non-diversified fund, which means that it may invest more of its assets in securities of a single issuer than if it were a diversified fund. If the Fund invests in a smaller number of issuers, the Fund’s risk is increased because developments affecting an individual issuer may have a greater impact on the Fund’s performance.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are looking for capital appreciation for long term goals, but also seek some current income
•	Want a professionally managed portfolio
•	Are willing to accept the risk that their investment may fluctuate over the short term
•	Are looking for exposure to a variety of foreign markets
•	Are willing to accept the risks of foreign investing in order to seek high total investment return

4	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the Morgan Stanley Capital International (“MSCI”) World Index, the Financial Times/S&P Actuaries World Index and the Weighted Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 14.85% (quarter ended December 31, 1999) and the lowest return for a quarter was -12.04% (quarter ended September 30, 1998). The Fund’s year-to-date return as of March 31, 2002 was 2.67%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Since Inception

Merrill Lynch VS: Global Allocation V.I. Fund	-8.86%	4.03%	6.55	%†

MSCI World Index*	-16.82%	5.37%	8.60	%††

Financial Times/S&P Actuaries World Index**	-19.91%	1.26%	5.27	%#††

Weighted Index***	-7.79%	6.23%	8.78	%††

*	This unmanaged market capitalization-weighted index, calculated by Morgan Stanley Capital International, is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in 22 countries, including the United States. Past performance is not predictive of future performance.
**	This unmanaged market capitalization-weighted Index is comprised of nearly 2000 equities from 24 countries in 12 regions, including the United States. Past Performance is not predictive of future performance.
***	The weighted index consists of 24% FTSE World (ex-US) Index, 36% S&P 500 Index, 16% Salomon Brothers WGBI and 24% Merrill Lynch 5 Year US Treasury Notes. Past performance is not predictive of future performance.
†	Inception date is February 28, 1992.
††	Since February 28, 1992.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Global Allocation V.I. Fund (Class A) For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$10.85	$14.13	$13.41	$14.71	$13.87

Investment income — net	.24 †	.27 †	.20 †	.34	.35

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(1.20)	(1.62)	2.58	.76	1.21

Total from investment operations	(.96)	(1.35)	2.78	1.10	1.56

Less dividends and distributions:
Investment income — net	(.15)	(.24)	(.30)	(.55)	(.30)
In excess of investment income — net	—	(.06)	(.05)	—	—
Realized gain on investments — net	—	(1.20)	(1.71)	(1.70)	(.42)
In excess of realized gain on investments — net	—	(.43)	—	(.15)	—

Total dividends and distributions	(.15)	(1.93)	(2.06)	(2.40)	(.72)

Net asset value, end of year	$9.74	$10.85	$14.13	$13.41	$14.71

Total Investment Return:*

Based on net asset value per share	(8.86%)	9.62%	21.37%	8.87%	11.94%

Ratios to Average Net Assets:

Expenses	.75%	.73%	.73%	.72%	.73%

Investment income — net	2.42%	2.03%	1.49%	2.40%	2.33%

Supplemental Data:

Net Assets, end of year (in thousands)	$424,542	$552,853	$727,040	$766,026	$869,647

Portfolio turnover	107.28%	118.64%	103.76%	120.59%	108.66%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

6	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

Brian N. Ison is a Senior Vice President and the co-portfolio manager of the Fund. Mr. Ison has been a First Vice President of MLIM since 1997 and was a Vice President from 1985 to 1997. Mr. Ison has been responsible for the management of the Fund’s portfolio since 2001.

Dennis W. Stattman is a Senior Vice President and the co-portfolio manager of the Fund. Mr. Stattman has been a First Vice President of MLIM since 1997 and was a Vice President of MLIM from 1989 to 1997. Mr. Stattman has been responsible for the management of the Fund’s portfolio since 2001.

HOW THE FUND INVESTS

The Fund’s investment objective is to provide high total investment return through a fully managed investment policy utilizing U.S. and foreign equity, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. In other words, the Fund seeks to achieve a combination of capital growth and income. The Fund tries to do this by investing in both equity and debt securities of issuers located around the world.

There is no limit on the percentage of assets the Fund can invest in a particular type of security. Generally, the Fund seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. However, the Fund is legally classified as non-diversified, which means that the Fund may invest more than 5% of its total assets in the securities of a single company or issuer. The Fund has no geographic limits on where its investments may be located. This flexibility allows Fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective.

Fund management uses the Fund’s investment flexibility to create a portfolio of assets which, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. While the Fund can, and does, look for investments in all the markets of the world, it will typically invest a majority of its assets in the securities of companies and governments located in North and South America, Western Europe and the Far East. In making investment decisions, Fund management tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. Fund management will consider such factors as the rate of economic growth, natural resources, capital reinvestment and the social and political environment when selecting the markets. In deciding between equity and debt investments, Fund management looks at a number of factors, including the relative opportunity for capital appreciation, dividend yields and the level of interest rates paid on debt securities of different maturities.

Fund management may also, from time to time, identify certain real assets, such as real estate or precious metals, that Fund management believes will increase in value because of economic trends and cycles or political or other events. The Fund may invest a portion of its assets in securities related to those real assets, such as stock or convertible bonds issued by real estate investment trusts. The Fund may invest up to 25% of its total assets in any particular industry sector.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	7

[ICON] Details About the Fund

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Equity Securities — The Fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights. In selecting stocks and other securities that are convertible into stocks, Fund management emphasizes stocks that it believes are undervalued. Fund management places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends. Fund management may also seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

Debt Securities — The Fund can invest in all types of debt securities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage-backed and asset-backed securities, and securities issued or guaranteed by certain international organizations such as the World Bank.

The Fund may invest up to 35% of its total assets in “junk” bonds, corporate loans and “distressed securities.” Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which Fund management considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations that are purchased by the Fund in the secondary market. Distressed securities are securities that are in default on payments of interest or principal at the time the Fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities. Fund management will invest in these securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

Money Market Securities — The Fund can invest in high quality short term debt securities, such as U.S. government securities, commercial paper and money market instruments issued by commercial banks. Fund management may increase its investment in these instruments in times of market volatility or when it believes that it is prudent or timely to be invested in lower yielding but less risky securities.

8	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

Options, Futures and Other Derivatives — The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to increase the return of the Fund and to hedge, or protect, the value of its assets against adverse movements in currency exchange rates and interest rates and movements in the securities markets. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas) or an index such as the Standard & Poor’s 500 Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. While these instruments involve certain risks, the Fund will not engage in certain strategies that are considered highly risky and speculative.

Although not among its principal strategies, the Fund may also invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the Fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities can make it easier for the Fund to access certain markets or hedge risks of other assets held by the Fund, these securities are subject to the risks related to the underlying index or other assets.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Global Allocation V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X		X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	35		X	X	X	X	X	X	X		X

Foreign Securities	•		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	•	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

Merrill Lynch Global Growth V.I. Fund

PAGE
[ICON]	KEY FACTS

	Merrill Lynch Global Growth V.I. Fund at a Glance	3
	Risk/Return Bar Chart	4
	Financial Highlights	5
[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	6
	Investment Strategies	8

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH GLOBAL GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equities — common stock or securities whose price is linked to the value of common stock.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital.

What are the Fund’s goals?

The Fund tries to choose investments that will increase in value. We cannot guarantee that the Fund will achieve its goal.

What are the Fund’s main investment strategies?

The Fund invests primarily in equities of companies that have shown above-average earnings growth. The Fund will purchase securities of U.S. and foreign companies, and normally invests in at least three countries at any given time. The Fund can buy securities denominated in foreign currencies.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money. The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are looking for exposure to a variety of equity markets and are willing to accept the risks of international investing
•	Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns
•	Are not looking for a significant amount of current income

MERRILL LYNCH GLOBAL GROWTH V.I. FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the Morgan Stanley Capital International (“MSCI”) World Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 34.15% (quarter ended December 31, 1999) and the lowest return for a quarter was -15.73% (quarter ended March 31, 2001). The Fund’s year-to-date return as of March 31, 2002 was -2.69%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Since Inception

Merrill Lynch VS: Global Growth V.I. Fund	-23.03%	-0.52	%†

MSCI World Index*	-16.82%	-1.11	%††

*	This unmanaged market capitalization-weighted index, calculated by Morgan Stanley Capital International, is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in 22 countries, including the United States. Past performance is not predictive of future performance.
†	Inception date is June 5, 1998.
† †	Since June 30, 1998.

4	MERRILL LYNCH GLOBAL GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Global Growth V.I. Fund (Class A)
	For the Year Ended December 31,			For the Period June 5, 1998† to December 31, 1998
Increase (Decrease) in Net Asset Value:	2001	2000	1999

Per Share Operating Performance:

Net asset value, beginning of period	$11.70	$14.78	$10.82	$10.00

Investment income — net††	.06	.06	.11	.03

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(2.75)	(2.26)	4.06	.79

Total from investment operations	(2.69)	(2.20)	4.17	.82

Less dividends and distributions:
Investment income — net	(.10)	(.05)	(.12)	—
Realized gain on investments — net	—	(.26)	(.09)	—
In excess of realized gain on investments — net	—	(.57)	—	—

Total dividends and distributions	(.10)	(.88)	(.21)	—

Net asset value, end of period	$8.91	$11.70	$14.78	$10.82

Total Investment Return:**

Based on net asset value per share	(23.03%)	(15.00%)	38.69%	8.20	%#

Ratios to Average Net Assets:

Expenses	.88%	.83%	.87%	1.03	%*

Investment income — net	.59%	.46%	.97%	.63	%*

Supplemental Data:

Net assets, end of period (in thousands)	$127,926	$278,452	$180,408	$19,657

Portfolio turnover	155.91%	95.98%	99.09%	15.25%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Based on average shares outstanding.
#	Aggregate total investment return.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND	5

Details About the Fund [ICON]

Market Capitalizations — the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

HOW THE FUND INVESTS

The Fund tries to choose investments for capital appreciation — that is, investments that will increase in value. The Fund will invest in a diversified portfolio primarily consisting of equity securities of U.S. and non-U.S. companies. The Fund will generally invest at least 65% of its assets in equity securities. Equity securities consist of:

•	Common stock
•	Preferred stock
•	Securities convertible into common stock
•	Derivative securities, such as options and futures, the values of which are based on a common stock or group of common stocks

The Fund will focus on investments in common stock of large and mid-size companies. These companies typically have stock market capitalizations of $2 billion or more. However, the Fund may invest in some companies with lower market capitalization.

Fund management emphasizes stocks of companies that Fund management believes have a high potential for above-average growth rates in earnings. Fund management looks for companies that are leaders in their industries and that have the ability to achieve above-average earnings growth by capitalizing on favorable economic trends that favor those industries. Fund management also looks for companies that are introducing promising new products, achieving strong growth in sales of existing products through improved pricing or increasing sales volume, developing operating efficiencies or increasing market share. Companies with a high potential for above-average earnings growth frequently provide the opportunity for above-average stock market returns, but also frequently have above-average price/ earnings ratios, above-average price/book value ratios, below-average dividends or other statistical characteristics associated with high relative valuation. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments.

The Fund may invest a significant portion of its assets in securities of foreign issuers, and will normally invest in securities from at least three countries at any given time. The Fund may invest in securities from any country. The Fund’s management, however, anticipates that a substantial portion of the Fund’s foreign investments will be in issuers in the developed markets of Europe and the Far East. The Fund may also invest in stocks of companies in emerging markets, but the Fund’s management anticipates that a greater

6	MERRILL LYNCH GLOBAL GROWTH V.I. FUND

Volatility — the frequency and amount of changes to a security’s value.

Liquid — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, consequently, greater volatility.

portion of the Fund’s foreign investments will be in issuers in developed markets. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity. The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

MERRILL LYNCH GLOBAL GROWTH V.I. FUND	7

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGERS

Lawrence R. Fuller is a Senior Vice President and the portfolio manager of the Fund. Mr. Fuller has been a First Vice President of MLIM since 1997 and was a Vice President from 1992 to 1997. Mr. Fuller has been primarily responsible for the Fund’s portfolio since 1998.

Tom Burke is the associate portfolio manager of the Fund. Mr. Burke has been a Director of MLIM since 1998 and was a Vice President of MLIM from 1994 to 1998. Mr. Burke has been responsible for the management of the Fund since 2002.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Global Growth V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	•		X	X	X	X			X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

8	MERRILL LYNCH GLOBAL GROWTH V.I. FUND

Merrill Lynch Government Bond V.I. Fund

PAGE
[ICON]	KEY FACTS

	Merrill Lynch Government Bond V.I. Fund at a Glance	3
	Risk/Return Bar Chart	4
	Financial Highlights	5
[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	6
	Investment Strategies	8

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH GOVERNMENT BOND V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Maturities — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short-term (two years or under), intermediate-term (two to ten years) or long-term (over ten years).

Agencies — entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration (“Ginnie Mae”), the Tennessee Valley Authority or the Federal Housing Administration.

 Instrumentalities — supranational entities sponsored by the United States and other governments, such as the Inter-American Development Bank.

MERRILL LYNCH GOVERNMENT BOND V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek the highest possible current income consistent with the protection of capital.

What are the Fund’s objectives and goals?

The Fund tries to provide current income from an actively managed portfolio of U.S. treasury and agency securities of all maturities. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies and instrumentalities. The Fund may invest a substantial portion of its portfolio in mortgage-backed securities issued or guaranteed by government sponsored enterprises. The Fund may also invest in securities linked to an interest rate or other index. Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of six to fifteen years.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. Although government securities involve minimal credit risk, changes in the value of government securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most government securities, like other fixed income investments, goes down. If the value of the Fund’s investments goes down, you may lose money.

The Fund may invest a substantial portion of its portfolio in mortgage-backed securities. Mortgage-backed securities involve special risks, including prepayment risk and extension risk, and may be more volatile than other fixed-income securities of similar maturities.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are looking for an investment that provides current income with minimal credit risk
•	Are willing to accept the risk that the value of their Fund’s shares may decline as the result of interest rate movements

MERRILL LYNCH GOVERNMENT BOND V.I. FUND	3

[ICON] Key Facts

Government Sponsored Enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Student Loan Marketing Association (“Sallie Mae”) or the Federal National Mortgage Association (“Fannie Mae”).

Mortgaged-Backed Securities — securities backed by pools of mortgages that in many cases are guaranteed by government agencies such as Ginnie Mae.

Volatility — the amount and frequency of changes to a security’s value.

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the Salomon Smith Barney Government Mortgage Index and Merrill Lynch (ML) US Treasury Agency Master. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 6.37% (quarter ended June 30, 1995) and the lowest return for a quarter was -1.98% (quarter ended March 31, 1996). The Fund’s year-to-date return as of March 31, 2002 was 0.20%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Since Inception

Merrill Lynch VS: Government Bond V.I. Fund	7.04%	6.78%	6.91	%†

Salomon Smith Barney Government Mortgage Index*	7.65%	7.44%	7.74	%††

ML US Treasury Agency Master**	7.18%	7.39%	7.63	%††

*	This unmanaged Index is comprised of 30-year and 15-year GNMA, FNMA and FNMA and FHLMC balloon mortgages. Past performance is not predictive of future performance.
**	This unmanaged Index is comprised of intermediate-term U.S. Government Bonds and U.S. Treasury Securities maturing in 7-10 years. Past performance is not predictive of future performance.
†	Inception date is May 2, 1994.
††	Since May 31, 1994.

4	MERRILL LYNCH GOVERNMENT BOND V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Government Bond V.I. Fund (Class A)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$10.54	$10.03	$10.88	$10.60	$10.40

Investment income — net	.55 #	.64 #	.61	.59	.63

Realized and unrealized gain (loss) on investments — net	.17	.47	(.80)	.31	.25

Total from investment operations	.72	1.11	(.19)	.90	.88

Less dividends and distributions:
Investment income — net	(.55)	(.60)	(.66)	(.60)	(.63)
In excess of investment income — net	—	—	— †	—	—
Realized gain on investments — net	(.04)	—	—	(.02)	(.05)
In excess of realized gain on investments — net	—	—	—	—	— †

Total dividends and distributions	(.59)	(.60)	(.66)	(.62)	(.68)

Net asset value, end of year	$10.67	$10.54	$10.03	$10.88	$10.60

Total Investment Return:*

Based on net asset value per share	7.04%	11.50%	(1.80%)	8.76%	8.88%

Ratios to Average Net Assets:

Expenses, net of reimbursement	.59%	.57%	.55%	.56%	.51%

Expenses	.59%	.57%	.55%	.56%	.57%

Investment income — net	5.13%	6.26%	5.86%	5.66%	6.26%

Supplemental Data:

Net Assets, end of year (in thousands)	$473,765	$332,219	$362,394	$350,416	$179,820

Portfolio turnover	155.31%	70.01%	116.59%	43.10%	117.65%

*	Total investment returns exclude insurance-related fees and expenses. If applicable, the Company’s Investment Adviser waived a portion of its management fee. Without such waiver, the Fund’s performance would have been lower.
†	Amount is less than $.01 per share.
#	Based on average shares outstanding

MERRILL LYNCH GOVERNMENT BOND V.I. FUND	5

Details About the Fund [ICON]

Yields — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

HOW THE FUND INVESTS

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies or instrumentalities. Certain securities, such as U.S. Treasury obligations, are direct obligations of the U.S. Government. Other securities are issued by government-sponsored enterprises or agencies but are not direct obligations of the U.S. Government. These securities are, however, backed by the credit of the particular agency or government-sponsored enterprise that issued the securities and are generally considered to have a low risk of default.

Tax regulations require that the Fund diversify its investments among securities of different government issuers. These regulations specify maximum percentages of the Fund’s total assets that can be invested in the securities of the Fund’s largest, two largest and three largest issuers at certain times. The U.S. Treasury and each government agency or instrumentality is considered a different issuer for this purpose. Accordingly, the Fund will diversify its investments among U.S. Treasury securities and the securities of government agencies and instrumentalities to the extent necessary to comply with these tax regulations.

Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of six to fifteen years. The Fund, however, may invest in government securities of any maturity. Although government securities involve minimal risk of default, changes in the value of government securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most government securities, like other fixed-income securities, goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund will invest a substantial portion of its assets in government securities with long-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Government agency securities, like other fixed-income securities, may have redemption features that permit the government agency to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, government agencies redeem fixed-income securities that allow for redemption. When a government agency redeems fixed-income securities, the Fund may receive less than the market value of the securities prior to redemption. In addition, the Fund may have to invest the proceeds in new fixed-income securities with lower yields and therefore lose expected future income.

6	MERRILL LYNCH GOVERNMENT BOND V.I. FUND

ABOUT THE PORTFOLIO MANAGERS

Patrick Maldari is a co-portfolio manager of the Fund. Mr. Maldari is head of a team of investment professionals dedicated to managing high quality investment grade portfolios for institutional clients with a primary focus on enhanced cash and low duration portfolios and was a member of MLIM Short-Term Fixed Income team and Marketing Liaison for MLIM mutual funds. Mr. Maldari has been responsible for the management of the Fund’s portfolio since 2002.

James J. Pagano is a co-portfolio manager of the Fund. Mr. Pagano has been a Senior Fixed Income Analyst since 1998 and was a Risk Manager from 1997 to 1998. Mr. Pagano has been responsible for the management of the Fund’s portfolio since 2002.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

The Fund may invest a portion of its net assets in various types of mortgage-backed securities issued or guaranteed by government-sponsored enterprises such as Fannie Mae or Freddie Mac. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. If this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and owners of these securities have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, however, fewer borrowers refinance and certain types of mortgage-backed securities are paid off more slowly than originally anticipated, which causes the value of these securities to fall. This risk is known as “extension risk.” Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may significantly reduce the value of certain mortgage-backed securities. Although mortgage-backed securities issued by government-sponsored enterprises have low risk of default, neither the U.S. government nor government-sponsored enterprises guarantee mortgage-backed securities against declines in market value as the result of prepayment risk or extension risk.

Although not among its principal strategies, the Fund may use derivatives, including indexed securities, options, futures, options on futures and swaps, for hedging purposes, as well as to seek to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the ML U.S. Treasury Agency Master.

The debt securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

MERRILL LYNCH GOVERNMENT BOND V.I. FUND	7

[ICON] Details About the Fund

INVESTMENT STRATEGIES

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized below. This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Government Bond V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	Ø

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•

Indexed derivative securities	•	X	X	X		X			X	X	X

Futures and Options	•	X	X	X		X			X	X	X

Currency contracts	Ø

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

8	MERRILL LYNCH GOVERNMENT BOND V.I. FUND

Merrill Lynch High Current Income V.I. Fund

PAGE
[ICON]	KEY FACTS

	Merrill Lynch High Current Income V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Financial Highlights	6
[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	7
	Investment Strategies	10

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed-Income Securities — instruments that pay a stated rate of interest or other repayment, including regular debt obligations as well as convertible securities and preferred stock that carries a promised level of dividend payments.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The primary investment objective of the Fund is to obtain a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

What are the Fund’s goals?

The Fund’s main goal is current income — it looks for securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund’s investments emphasize current income more than growth of capital. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

The Fund generally invests over 90% of its net assets in fixed-income securities. The Fund invests primarily in fixed-income securities with lower credit quality, which means credit quality equivalent to or below the fourth highest rating level of recognized rating agencies. Securities with credit quality below the fourth highest rating category are known as “junk bonds.” Junk bonds are high-risk investments, and may result in the Fund losing both income and principal. The Fund will invest most of its net assets in securities issued by U.S. companies, but may also invest a portion of its assets in securities issued by foreign companies if they are denominated in U.S. dollars.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. The Fund should be considered high risk because it invests in junk bonds. Investing in junk bonds is riskier than investing in higher quality fixed income securities — price fluctuations may be larger and more frequent, and there is greater risk of losing both income and principal. The Fund faces additional risks when it invests in securities of foreign companies or governments, including the possibility of substantial volatility due to adverse political, economic or other developments. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND	3

[ICON] Key Facts

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or variable life insurance contract for contract owners who:
•	Are investing with long-term goals
•	Are looking for income, with higher returns than money market funds
•	Are willing to accept the risk of greater loss of income and principal in return for the possibility of receiving higher current income

4	MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the Credit Suisse (CS) First Boston Global High Yield Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 10.77% (quarter ended March 31, 1992) and the lowest return for a quarter was -8.44% (quarter ended September 30, 1998. The Fund’s year-to-date return as of March 31, 2002 was 0.91%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Past Ten Years

Merrill Lynch VS: High Current Income V.I. Fund	4.01%	1.95%	6.96%

CS First Boston Global High Yield Index*	5.80%	3.25%	7.84%

*	This unmanaged market-weighted index of high-yield debt securities is comprised of 1,651 securities rated BBB or lower. Past performance is not predictive of future performance.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND 	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	High Current Income V.I. Fund (Class A) For the Year Ended December 31,
Increase (Decrease) In Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$8.06	$9.59	$10.11	$11.52	$11.39

Investment income — net†	.88	.96	1.00	1.05	1.05

Realized and unrealized gain (loss) on investments — net	(.55)	(1.59)	(.43)	(1.40)	.14

Total from investment operations	.33	(.63)	.57	(.35)	1.19

Less dividends and distributions:
Investment income — net	(.86)	(.90)	(1.09)	(1.02)	(1.04)
In excess of investment income — net	—	—	— ††	—	—
Realized gain on investments — net	—	—	—	—	(.02)
In excess of realized gain on investments — net	—	—	—	(.04)	—

Total dividends and distributions	(.86)	(.90)	(1.09)	(1.06)	(1.06)

Net asset value, end of year	$7.53	$8.06	$9.59	$10.11	$11.52

Total Investment Return:*

Based on net asset value per share	4.01%	(7.09%)	5.95%	(3.09%)	11.00%

Ratios to Average Net Assets:

Expenses	.58%	.54%	.52%	.53%	.54%

Investment income — net	10.82%	10.72%	10.10%	9.52%	9.11%

Supplemental Data:

Net assets, end of year (in thousands)	$364,723	$404,344	$498,392	$521,900	$553,946

Portfolio turnover	32.01%	28.63%	23.14%	33.63%	53.63%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.
††	Amount is less than $.01 per share.

6	MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

Details About the Fund [ICON]

Liquid — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Volatility — the frequency and amount of changes in a security’s market value.

HOW THE FUND INVESTS

The Fund generally invests over 90% of its net assets in fixed-income securities, including convertible and non-convertible debt securities and preferred stocks. Most of the Fund’s investments will be corporate or foreign government debt securities, but the Fund may also buy preferred stocks. While the Fund does not intend to buy equity securities other than preferred stocks, it may acquire and hold equity securities offered as part of a unit in conjunction with a fixed-income security, received upon exercise of a right or warrant obtained on account of a fixed income security, received as the result of an amendment, waiver, conversion or exchange of a fixed-income security, or obtained in connection with the bankruptcy or workout of a distressed fixed-income security.

The Fund buys primarily securities that are rated Baa or lower by Moody’s Investor’s Service, Inc. (“Moody’s”), rated BBB or lower by Standard & Poor’s Ratings Group (“S&P”) or unrated but have quality comparable to these ratings levels. The Fund may also buy securities that are:

•	Rated higher quality, but only when Fund management believes the Fund can gain a substantial reduction in its risk of losing income and principal, with only a small decrease in yield
•	Rated Ca or lower by Moody’s or rated CC or lower by S&P, but only if Fund management believes the security or the issuer is showing a stronger financial position than the low rating usually indicates

Securities rated below Baa or BBB are commonly called “junk bonds.” The Fund may invest up to 100% of its net assets in junk bonds. Although junk bonds generally have higher yields than fixed-income securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less liquid and experience more price volatility than higher rated fixed-income securities. Issuers of junk bonds frequently have large amounts of outstanding debt relative to their assets and their outstanding equity, which means that issuers of junk bonds generally have more difficulty making payments in the event of adverse business circumstances than issuers of more highly rated fixed-income securities. Junk bonds are often unsecured and subordinated to an issuer’s other debt, which means that in the event the issuer defaults claims of other creditors may receive priority over the claims of holders of junk bonds. In such circumstances, there may be few or no assets available to repay holders of junk bonds. The Fund may suffer a significant loss of expected future income or a significant loss of principal if its holdings default.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND 	7

[ICON] Details About the Fund

Maturity — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a high yield debt instrument may be short-term (two years or under), intermediate-term (two to five years) or long-term (over five years).

Zero-Coupon Bonds — bonds that are sold at a substantial discount to their value at maturity and do not pay current interest.

The Fund will not purchase defaulted securities. If the Fund buys a security and the security defaults or the issuer goes into bankruptcy, the Fund may continue to hold the security.

The Fund may invest in junk bonds of any maturity. In addition to the risk of default, changes in the value of junk bonds, like other fixed-income securities, may occur in response to interest rate movements — generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of zero-coupon bonds and fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund will invest a substantial portion of its assets in zero-coupon bonds and fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Junk bonds, like other fixed-income securities, frequently have redemption features that permit an issuer to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, issuers redeem bonds that allow for redemption. When an issuer redeems junk bonds, the Fund may receive less than the market value of the bonds prior to redemption. In addition, the Fund may have to invest the proceeds in new bonds with lower yields and therefore lose expected future income.

To analyze a security, Fund management looks at both the issuer and at general business conditions. Fund management looks at the issuer’s:

•	Financial condition
•	Cash flow and borrowing needs. For new companies, or companies with minimal revenues, management may look at whether the company has attracted reputable equity investors or sponsors
•	Management strength
•	Ability to respond to changes in business conditions
•	Results of operations
•	Visibility in the market, because securities of companies that are less well known may be less liquid

8	MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

ABOUT THE PORTFOLIO MANAGER

Robert F. Murray is a Senior Vice President and the portfolio manager of the Fund. Mr. Murray has been a Vice President of MLIM since 1993. Mr. Murray has been primarily responsible for the management of the Fund’s portfolio since 1998.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Fund management looks at general business conditions, including:

•	Expected changes in the general economy and interest rates
•	Economic outlook for specific industries
•	The availability of new investment opportunities

The Fund may invest up to 30% of its total assets in fixed-income securities of issuers outside the United States. The Fund’s management anticipates that the Fund’s investments in foreign companies will primarily be in issuers in Canada, Australia and the developed countries of Europe, although the Fund may also invest in issuers in emerging markets. The Fund will invest in securities of foreign issuers that are denominated in U.S. dollars. Foreign investing involves special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Although not among its principal strategies, the Fund may use derivatives, including indexed securities, options, futures, options on futures and swaps, for hedging purposes, as well as to seek to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the CS First Boston Global High Yield Index.

The debt securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND 	9

[ICON] Details About the Fund

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch High Current Income V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	•		X	X	X	X	X		X		X

Foreign Securities	30		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•		X	X	X	X	X	X	X		X

Indexed derivative securities	•		X	X	X	X	X	X	X		X

Futures and Options	•		X	X	X	X	X	X	X		X

Currency contracts	Ø

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

10	MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

Merrill Lynch Index 500 V.I. Fund

PAGE
[ICON]	KEY FACTS

	Merrill Lynch Index 500 V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Financial Highlights	6

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	7
	Investment Strategies	9

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH INDEX 500 V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

 MERRILL LYNCH INDEX 500 V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”).

What are the Fund’s goals?

The Fund tries to match the performance of the S&P 500 as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the United States. We cannot guarantee that the Fund will achieve its goal.

What are the Fund’s main investment strategies?

Generally, the Fund is required to invest at least 80% of its net assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. However, under normal circumstances, the Fund will invest substantially all of its net assets in such common stocks and instruments. The Fund employs a “passive” approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money.

The Fund is a non-diversified fund, which means that it may invest more of its assets in securities of a single issuer than if it were a diversified fund. If the Fund invests in securities of a smaller number of issuers, the Fund’s risk is increased because developments affecting an individual issuer have a greater impact on the Fund’s performance.

MERRILL LYNCH INDEX 500 V.I. FUND	3

[ICON] Key Facts

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want to invest in large U.S. companies
•	Want to ensure that all or a portion of their assets match the performance of a broad equity market index
•	Are willing to accept the risk that the value of their investment may decline in exchange for potentially higher long-term returns
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH INDEX 500 V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the S&P 500 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 21.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.78% (quarter ended September 28, 2001). The Fund’s year-to-date return as of March 31, 2002 was 0.18%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Since Inception

Merrill Lynch VS: Index 500 V.I. Fund	-12.28%	10.29%	10.55	%†

S&P 500 Index*	-11.87%	10.70%	10.70	%††

*	The S&P 500® is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.
†	Inception date is December 13, 1996.
††	Since December 31, 1996.

MERRILL LYNCH INDEX 500 V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Index 500 V.I. Fund (Class A) For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$16.79	$18.73	$16.23	$13.48	$10.17

Investment income — net	.15	.16	.19	.18	.17

Realized and unrealized gain (loss) on investments — net	(2.21)	(1.91)	3.05	3.40	3.16

Total from investment operations	(2.06)	(1.75)	3.24	3.58	3.33

Less dividends and distributions:
Investment income — net	(.15)	(.16)	(.37)	(.17)	(.02)
In excess of investment income — net	—	— †	—	—	—
Realized gain on investments — net	—	—	(.18)	(.66)	— †
In excess of realized gain on investment — net	—	(.03)	(.19)	—	—

Total dividends and distributions	(.15)	(.19)	(.74)	(.83)	(.02)

Net asset value, end of year	$14.58	$16.79	$18.73	$16.23	$13.48

Total Investment Return:*

Based on net asset value per share	(12.28%)	(9.37%)	20.50%	28.28%	32.81%

Ratios to Average Net Assets:

Expenses, net of reimbursement	.40%	.35%	.35%	.36%	.34%

Expenses	.40%	.35%	.35%	.36%	.40%

Investment income — net	.94%	.88%	1.13%	1.36%	2.01%

Supplemental Data:

Net Assets, end of year (in thousands)	$482,374	$545,167	$586,394	$403,217	$215,234

Portfolio turnover	3.46%	7.31%	26.35%	11.92%	36.85%

†	Amount is less than $.01 per share.
*	Total investment returns exclude insurance-related fees and expenses. If applicable, the Company’s Investment Adviser waived a portion of its management fee. Without such waiver, the Fund’s performance would have been lower.

6	MERRILL LYNCH INDEX 500 V.I. FUND

Details About the Fund [ICON]

Market-Weighted Index — an index in which the weighting of each security is based on its market capitalization.

Market Capitalization — the number of shares of a company’s stock, multiplied by the price per share of the stock. Market capitalization is a measure of a company’s size.

HOW THE FUND INVESTS

The S&P 500 is composed of 500 common stocks. The stocks represented in the index are issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the United States. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. large capitalization stocks. The S&P 500 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index’s performance. Currently, the largest stocks in the S&P 500 have many times the effect of most other stocks in the index. The stocks in the S&P 500 are chosen by Standard & Poor’s Rating Group (“S&P”), a division of the McGraw-Hill Companies, Inc. S&P chooses stocks for inclusion in the S&P 500 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. S&P’s selection of a stock for the S&P 500 does not mean that S&P believes the stock to be an attractive investment.

The Fund will not attempt to buy or sell securities based on Fund management’s economic, financial or market analysis, but will instead employ a “passive” investment approach. This means that Fund management will attempt to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500. The Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the S&P 500. Accordingly, it is anticipated that the Fund’s portfolio turnover and trading costs will be lower than actively managed funds.

Generally, the Fund is required to invest at least 80% of its net assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. However, under normal circumstances, the Fund will invest substantially all of its assets in such common stocks and instruments. The Fund will generally invest in all 500 stocks in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. For example, if 5% of the S&P 500 is made up of the stock of a particular company, the Fund will normally invest approximately 5% of its assets in that company. This strategy is known as “full replication.” However, when Fund management believes it would be cost efficient, Fund management is authorized to deviate from full replication and to instead invest in a statistically selected sample of the 500 stocks in the S&P 500 which has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 500 as a whole.

MERRILL LYNCH INDEX 500 V.I. FUND	7

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund is managed by MLIM Index Fund Management Group.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Fund management may also purchase stocks not included in the S&P 500 when it believes that it would be a cost efficient way of approximating the S&P 500’s performance to do so. If Fund management uses these techniques, the Fund may not track the S&P 500 as closely as it would if it were fully replicating the S&P 500.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 500. Derivatives allow the Fund to increase or decrease its exposure to the S&P 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options, futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Fund will also invest in short-term money market instruments as cash reserves. The Fund will not invest in options, futures, other derivative instruments or short-term money market instruments in order to lessen the Fund’s exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

8	MERRILL LYNCH INDEX 500 V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Index 500 V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	†			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	†		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	†		X	X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X			X	X	X

Futures and Options	•	X	X	X		X			X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please set the Statement of Additional Information.

MERRILL LYNCH INDEX 500 V.I. FUND	9

Merrill Lynch Large Cap Core V.I. Fund
PAGE
[ICON]	KEY FACTS

	Merrill Lynch Large Cap Core V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Financial Highlights	6

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	7
	Investment Strategies	9

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH LARGE CAP CORE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Total Investment Return — the combination of capital appreciation (from increases or decreases in the market value of investments) and current income (from interest or dividends).

Equity Securities — common stock or securities whose price is linked to common stock.

Common Stocks — securities representing shares of ownership of a corporation.

Large Cap Companies — companies that are included in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the markets.

Russell 1000® Index — an index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

 MERRILL LYNCH LARGE CAP CORE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek high total investment return.

What are the Fund’s goals?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

Under normal cirumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities, primarily common stocks, of large cap companies included at the time of purchase in the Russell 1000® Index. The Fund uses an investment approach that blends growth and value.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. A company’s stock is considered to be undervalued when its price is less than what the Investment Adviser believes it is worth.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the investment strategy of the Fund.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. Also, Fund management may select securities that underperform the stock market, the relevant index or other funds with similar investment objectives and investment strategies. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investment in foreign securities involves special risks. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH LARGE CAP CORE V.I. FUND	3

[ICON] Key Facts

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek high total investment return
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH LARGE CAP CORE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the S&P 500 Index and the Russell 1000® Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 23.87% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.29% (quarter ended September 30, 1998). The Fund’s year-to-date return as of March 31, 2002 was 3.49%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Past Ten Years

Merrill Lynch VS: Large Cap Core V.I. Fund	-7.39%	9.42%	10.18%

S&P 500 Index*	-11.87%	10.70%	12.94%

Russell 1000® Index**	-12.45%	10.50%	12.84%

*	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performance.
**	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. Past performance is not predictive of future performance.

MERRILL LYNCH LARGE CAP CORE V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Core V.I. Fund (Class A) For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$25.61	$39.93	$38.12	$38.42	$32.83

Investment income — net†	.20	.44	.19	.34	.41

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(2.09)	(4.16)	10.46	4.80	6.94

Total from investment operations	(1.89)	(3.72)	10.65	5.14	7.35

Less dividends and distributions:
Investment income — net	(.20)	(.48)	(.56)	(.35)	(.22)
In excess of investment income — net	—	(.16)	(.02)	—	—
Realized gain on investments — net	— ††	(8.58)	(8.26)	(5.09)	(1.54)
In excess of realized gain on investments — net	—	(1.38)	—	—	—

Total dividends and distributions	(.20)	(10.60)	(8.84)	(5.44)	(1.76)

Net asset value, end of year	$23.52	$25.61	$39.93	$38.12	$38.42

Total Investment Return:*

Based on net asset value per share	(7.39%)	(9.85%)	31.43%	15.58%	23.70%

Ratios to Average Net Assets:

Expenses	.53%	.49%	.49%	.49%	.48%

Investment income — net	.86%	1.14%	.52%	.95%	1.16%

Supplemental Data:

Net Assets, end of year (in thousands)	$596,738	$761,558	$958,313	$862,897	$875,064

Portfolio turnover	170.43%	102.12%	77.73%	100.29%	100.08%

*	Total investment return excludes insurance-related fees and expenses.
†	Based on average shares outstanding. Amount is less than $.01 per share.
††	Amount is less than $.01 per share.

6	MERRILL LYNCH LARGE CAP CORE V.I. FUND

Details About the Fund [ICON]

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

HOW THE FUND INVESTS

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities, primarily common stocks, of large cap companies included at the time of purchase in the Russell 1000® Index.

The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Index that, in its opinion, are consistent with the investment objective of the Fund.

The Fund has a blended investment strategy that emphasizes a mix of both growth and value and will seek to outperform the Russell 1000® Index.

In selecting securities for the Fund’s portfolio, the Investment Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund generally will not hold all the stocks in the Russell 1000® Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price to earnings and price-to-book ratios
•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

MERRILL LYNCH LARGE CAP CORE V.I. FUND	7

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGER

The Fund is managed by a team of investment professionals who participate in the team’s research process and stock selection. The senior investment professionals in this group include Robert C. Doll, Jr., Phil Laverson and Milind Sharma. The team leader, Robert C. Doll, Jr., is responsible for the day-to-day management of the Fund. Mr. Doll has been the President of MLIM since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

These criteria are explained in detail in the Statement of Additional information.

The Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets including securities of foreign issuers that are represented by American Depositary Receipts or “ADRs.” Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered “foreign securities” for the purpose of the Fund’s investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

8	MERRILL LYNCH LARGE CAP CORE V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Large Cap Core V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•		X								X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	10		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	•			X					X	X	X

Indexed derivative securities	•	X	X	X		X			X	X	X

Futures and Options	•	X	X	X		X			X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH LARGE CAP CORE V.I. FUND	9

Merrill Lynch Large Cap Value V.I. Fund

PAGE
[ICON]	KEY FACTS

	Merrill Lynch Large Cap Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Financial Highlights	6

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	7
	Investment Strategies	9

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH LARGE CAP VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock or securities whose price is linked to common stock.

Common Stocks — securities representing shares of ownership of a corporation.

Large Cap Companies — companies that are included in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the market.

Russell 1000® Index — an index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

 MERRILL LYNCH LARGE CAP VALUE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term capital growth. What are the Fund’s goals?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities. We cannot guarantee that the Fund will achieve its goal.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities, primarily common stocks, of large cap companies included at the time of purchase in the Russell 1000® Index. The Fund seeks to out perform the Russell 1000® Value Index by investing primarily in equity securities that the Investment Adviser believes are undervalued.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. A company’s stock is considered to be undervalued when its price is less than what the Investment Adviser believes it is worth.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the Fund’s investment strategy.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock or stock market in which the Fund invests is rising or falling.

The Fund is also subject to the risk that the stocks the Investment Adviser selects will underperform the stock markets, the relevant index or other funds with similar investment objectives and investment strategies.

The Fund can invest a portion of its net assets in foreign securities. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investment in foreign securities involves special risks. If the value of the Fund’s investments goes down, you may lose money.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND 	3

[ICON] Key Facts

Russell 1000® Value Index — a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price to book ratios and lower forecasted growth values.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek long-term capital growth
•	Are not looking for a significant amount of current income

4	MERRILL LYNCH LARGE CAP VALUE V.I. FUND

RISK/RETURN BAR CHART

This Prospectus does not include a Risk/Return Bar Chart because as of the date of this Prospectus, the Fund has not yet completed one calendar year of operations.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND<R/>	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the period shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

Increase (Decrease) in Net Asset Value:	Large Cap Value V.I. Fund (Class A) For the Period April 23, 2001† to December 31, 2001

Per Share Operating Performance:

Net asset value, beginning of period	$10.00

Investment income — net	.02

Realized and unrealized gain on investments — net	.28

Total from investment operations	.30

Less dividends from investment income — net	(.04)

Net asset value, end of period	$10.26

Total Investment Return:**

Based on net asset value per share	2.99	%††

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.25	%*

Expenses	1.65	%*

Investment income — net	.64	%*

Supplemental Data:

Net Assets, end of period (in thousands)	$16,103

Portfolio turnover	64.52%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses. The Company’s Investment Adviser waived a portion of its management fee. Without such waiver, the Fund’s performance would have been lower.
†	Commencement of operations.
††	Aggregate total investment return.

6	MERRILL LYNCH LARGE CAP VALUE V.I. FUND

Details About the Fund [ICON]

HOW THE FUND INVESTS

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities, primarily common stocks, of large cap companies included at the time of purchase in the Russell 1000® Index. The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Index that, in its opinion, are consistent with the investment objective of the Fund.

The Fund seeks to outperform the Russell 1000® Value Index by investing primarily in equity securities that the Investment Adviser believes are selling at below normal valuations. The Russell 1000® Value Index, a subset of the Russell 1000® Index, consists of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

In selecting securities for the Fund’s portfolio from the Fund’s benchmark universe, the Investment Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Investment Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company’s pricing structure. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND	7

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGER

The Fund is managed by a team of investment professionals who participate in the team’s research process and stock selection. The senior investment professionals in this group include Robert C. Doll, Jr., Phil Laverson and Milind Sharma. The team leader, Robert C. Doll, Jr., is responsible for the day-to-day management of the Fund. Mr. Doll has been the President of MLIM since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2001. Prior to joining MLIM, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

Because the Fund generally will not hold all the stocks in the Russell 1000® Value Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price to earnings and price-to-book ratios
•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

These criteria are explained in detail in the Statement of Additional Information.

The Fund also may invest up to 10% of its total assets in securities of companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts or “ADRs”. Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered “foreign securities” for the purpose of the Fund’s investment allocations. The Fund anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

8	MERRILL LYNCH LARGE CAP VALUE V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Large Cap Value V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	Ø

Foreign Securities	10		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15			X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X

Each of these strategies and risks is explained in the “Other Important Information” section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the “Other Important Information” section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH LARGE CAP VALUE V.I. FUND	9

Merrill Lynch Reserve Assets V.I. Fund

PAGE
[ICON]	KEY FACTS

	Merrill Lynch Reserve Assets V.I. Fund at a Glance	3
	Risk/Return Bar Chart	4
	Financial Highlights	5

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	6
	Investment Strategies	9

OTHER IMPORTANT INFORMATION
[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19
[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH RESERVE ASSETS V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers.

 MERRILL LYNCH RESERVE ASSETS V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing.

What are the Fund’s goals?

The Fund’s goals are to produce current income while attempting to maintain a share value of $1.00. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

The Fund invests in short-term money market instruments. These instruments are generally debt securities that mature within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund’s management, are of similar credit quality.

What are the main risks of investing in the Fund?

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with short-term goals in mind
•	Are looking for preservation of capital
•	Are looking for current income and liquidity

MERRILL LYNCH RESERVE ASSETS V.I. FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table shows the average annual total returns for the periods shown. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.56% (quarter ended December 31, 2001.) The Fund’s year-to-date return as of March 31, 2002 was 0.37%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Past Ten Years

Merrill Lynch VS: Reserve Assets V.I. Fund	3.79%	4.94%	4.52%

Past performance is not predictive of future performance.

4	MERRILL LYNCH RESERVE ASSETS V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Reserve Assets V.I. Fund (Class A) For the Year Ended December 31,
Increase (Decrease) In Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0371	.0574	.0464	.0496	.0506

Realized and unrealized gain (loss) on investments — net	.0011	.0008	(.0006)	.0003	.0001

Total from investment operations	.0382	.0582	.0458	.0499	.0507

Less dividends and distributions:
Investment Income — net	(.0371)	(.0574)	(.0464)	(.0496)	(.0506)
Realized gain on investments — net	(.0002)	—	(.0001)	(.0003)	(.0001)

Total dividends and distributions	(.0373)	(.0574)	(.0465)	(.0499)	(.0507)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return:*

Based on net asset value per share	3.79%	5.86%	4.76%	5.10%	5.19%

Ratios to Average Net Assets:

Expenses	.78%	.68%	.65%	.68%	.62%

Investment income and realized gain on investments — net	3.79%	5.73%	4.66%	4.96%	5.06%

Supplemental Data:

Net assets, end of year (in thousands)	$14,891	$17,822	$20,933	$21,338	$21,102

*	Total investment returns exclude insurance-related fees and expenses.

MERRILL LYNCH RESERVE ASSETS V.I. FUND	5

Details About the Fund [ICON]

Maturity — the time at which the full principal amount of a fixed-income security is scheduled to be repaid.

Agencies — entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration (“Ginnie Mae”), the Tennessee Valley Authority or the Federal Housing Administration.

HOW THE FUND INVESTS

The Fund invests all its assets in money market instruments. These instruments are generally fixed-income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. government or a government agency has issued or guaranteed the debt). Other than U.S. government and government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund’s management, are of similar credit quality.

The money market instruments in which the Fund may invest include:

•	United States Government Securities — Debt securities issued or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.
•	United States Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, government sponsored enterprises and government instrumentalities. Agency Securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.
•	Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as certificates of deposit, time deposits, bank notes and bankers’ acceptances.
•	Commercial Paper — Obligations, usually of nine months or less, issued by corporations and other businesses for short-term funding.
•	Short-Term Obligations — Corporate or foreign government debt and asset-backed securities with a period of 397 days or less remaining to maturity.
•	Floating Rate Obligations — Obligations of government agencies, corporations, depository institutions or other issuers which periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short-term interest rate index).

6	MERRILL LYNCH RESERVE ASSETS V.I. FUND

Government Sponsored Enterprises — private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Student Loan Marketing Association (“Sallie Mae”) or the Federal National Mortgage Association (“Fannie Mae”).

Instrumentalities — supranational entities sponsored by the United States and other governments, such as the World Bank or the Inter-American Development Bank.

Asset-Backed Security — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Index — a measure of value or rates.

•	Insurance Company Obligations — Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.
•	Master Notes — Variable principal amount demand instruments issued by securities firms and other corporate issuers.
•	Other Eligible Investments — Other money market instruments permitted by SEC rules governing money market funds.

The Fund may also engage in the following investment practices:

•	Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements involving any of the above instruments (without regard to the instrument’s maturity).
•	Reverse Repurchase Agreements — Reverse repurchase agreements are transactions in which the Fund sells a security with the obligation to repurchase the security shortly thereafter at a specified price which reflects a payment by the Fund. The Fund profits from entering into a reverse repurchase agreement by reinvesting the proceeds of the sale at a higher return than it has to pay to repurchase its security.

The Fund’s management will vary the types of money market instruments in the Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

MERRILL LYNCH RESERVE ASSETS V.I. FUND	7

[ICON] Details About the Fund

Eurodollar — obligations issued by foreign branches or subsidiaries of U.S. banks.

Yankeedollar — obligations issued by U.S. branches or subsidiaries of foreign banks.

ABOUT THE PORTFOLIO MANAGER

Jacqueline Rogers is a Vice President and the portfolio manager of the Fund. Ms. Rogers has been a Vice President of MLIM since January 1986. Ms. Rogers has been primarily responsible for the management of the Fund’s portfolio since 1990.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

The Fund may invest in obligations of foreign issuers, including both Eurodollar and Yankeedollar obligations.

The Fund’s management will attempt to maintain a share value of $1.00, but there is no guarantee that it will be able to do so. The Fund could lose money if

•	The issuer of an instrument held by the Fund defaults, or
•	Short-term interest rates move sharply in a manner not anticipated by Fund management although the risk of loss is minimized by the high credit quality and short-term maturity of the Fund’s investments. In order to maintain a share value of $1.00, the Fund may reduce the number of shares held by its shareholders.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

8	MERRILL LYNCH RESERVE ASSETS V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Reserve Assets V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	20	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	20	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	•	X		X							X

Non-investment grade securities	Ø

Foreign Securities	•*		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	5		X	X	X	X			X		X

Covered call options	Ø

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	Ø

Currency contracts	Ø

*	The Fund may invest in U.S. dollar denominated foreign money market securities.

Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH RESERVE ASSETS V.I. FUND	9

Merrill Lynch SmallCap Value V.I. Fund

PAGE
[ICON]	KEY FACTS

	Merrill Lynch Small Cap Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Financial Highlights	6

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	8
	Investment Strategies	11

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH SMALL CAP VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

Small Companies — the Fund will invest in companies with a market capitalization in the same range as companies in the Russell 2000 Stock Index (the “Russell 2000”). The Russell 2000 is a widely known index of small capitalization companies. The definition “small companies” will change over time in response to market conditions. The Fund may change such categorization to include companies outside this range if circumstances so dictate.

Emerging Growth Companies — companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential to grow earnings significantly over an extended period of time.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital.

What are the Fund’s goals? The Fund tries to choose investments that will increase in value. We cannot guarantee that the Fund will achieve its goal.

What are the Fund’s main investment strategies?

The Fund invests primarily in common stock of small companies and emerging growth companies that Fund management believes have special investment value. This means Fund management will look for companies that have long-term potential to grow in size or to become more profitable, or that the stock market may value more highly in the future.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money. Small and emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or emerging growth company may lose substantial value. Small and emerging growth companies’ securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small or emerging growth companies requires a long-term view.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	3

[ICON] Key Facts

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:
•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are looking to diversify their holdings by adding exposure to small and emerging growth companies and are willing to accept the risks of investing in such companies
•	Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns
•	Are not looking for current income

4	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of each class of the Fund’s shares for the periods shown with the Russell 2000 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 29.51% (quarter ended December 31, 2001) and the lowest return for a quarter was -26.69% (quarter ended September 30, 1998). The Fund’s year-to-date return as of March 31, 2002 was 1.71%.

Average Annual Total Returns (for the periods ended December 31, 2001)	Past One Year	Past Five Years	Past Ten Years/Since Inception

Merrill Lynch VS: Small Cap Value V.I. Fund — Class A	29.94%	15.88%	13.60%

Merrill Lynch VS: Small Cap Value V.I. Fund — Class B	29.72%	N/A	12.76	%††

Russell 2000 Index*	2.49%	7.52%	11.51%/4.21	%†

*	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Past performance is not predictive of future performance.
†	Inception date is October 23, 1997.
††	Performance from past ten years and since October 31, 1997, respectively.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS — CLASS A

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Small Cap Value V.I. Fund (Class A)

	For the Year Ended December 31,

Increase (Decrease) in Net Asset Value	2001	2000	1999	1998		1997

Per Share Operating Performance:

Net asset value, beginning of year	$20.78	$23.35	$19.95	$27.75		$26.22

Investment income — net†	.06	.07	.06	.03		.09

Realized and unrealized gain (loss) on investments — net	6.01	3.30	6.03	(1.41)		2.80

Total from investment operations	6.07	3.37	6.09	(1.38)		2.89

Less dividends and distributions:
Investment income — net	(.06)	(.07)	(.09)	(.09)		(.08)
In excess of investment income — net	—	— ††	(.01)	—		—
Realized gain on investments — net	(1.71)	(5.87)	(2.59)	(6.33)		(1.28)

Total dividends and distributions	(1.77)	(5.94)	(2.69)	(6.42)		(1.36)

Net asset value, end of year	$25.08	$20.78	$ 23.35	$19.95		$27.75

Total Investment Return:*

Based on net asset value per share	29.94%	14.75%	34.15%	(6.50%)		11.72%

Ratios to Average Net Assets:

Expenses	.83%	.81%	.81%	.8	1%	.80%

Investment income — net	.26%	.28 `%	.32%	.13%		.32%

Supplemental Data:

Net assets, end of year (in thousands)	$746,874	$591,631	$528,571	$446,510		$481,614

Portfolio turnover	64.99%	83.78%	89.90%	56.29%		147.06%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.
††	Amount is less than $.01 per share.

6	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

FINANCIAL HIGHLIGHTS — CLASS B (CONCLUDED)

	Small Cap Value V.I. Fund (Class B)

	For the Year Ended December 31,				For the Period October 23, 1997† To December 31, 1997
Increase (Decrease) In Net Asset Value:	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$20.77	$23.35	$ 19.94	$27.74	$31.23

Investment income (loss) — net††	.02	.04	.03	— †††	(.01)

Realized and unrealized gain (loss) on investments — net	6.01	3.29	6.03	(1.39)	(3.48)

Total from investment operations	6.03	3.33	6.06	(1.39)	(3.49)

Less dividends and distributions:
Investment income — net	(.04)	(.04)	(.06)	(.08)	—
In excess of investment income — net	—	— †††	— †††	—	—
Realized gain on investments — net	(1.71)	(5.87)	(2.59)	(6.33)	—

Total dividends and distributions	(1.75)	(5.91)	(2.65)	(6.41)	—

Net asset value, end of period	$25.05	$20.77	$23.35	$19.94	$27.74

Total Investment Return:**

Based on net asset value per share	29.72%	14.57%	33.99%	(6.52%)	(11.18%)#

Ratios to Average Net Assets:

Expenses	.98%	.96%	.96%	.97%	.96%*

Investment income (loss) — net	.09%	.15%	.17%	.02%	(.24%)*

Supplemental Data:

Net assets, end of period (in thousands)	$25,714	$9,603	$4,618	$1,275	$248

Portfolio turnover	64.99%	83.78%	89.90%	56.29%	147.06%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Amount is less than $.01 per share.
#	Aggregate total investment return.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	7

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER

R. Elise Baum is a Senior Vice President and the portfolio manager of the Fund. Ms. Baum has been a Managing Director of MLIM since 2000, a First Vice President since 1999, a Director from 1997 to 1999 and a Vice President from 1995 to 1997. Ms. Baum has been primarily responsible for the management of the Fund’s portfolio since 2002.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

HOW THE FUND INVESTS

The Fund tries to choose investments for capital appreciation — that is, investments that will increase in value. The Fund will invest in a diversified portfolio primarily consisting of equity securities of small and emerging growth companies. The Fund will generally invest in at least 80% of its assets in equity securities of such companies. Equity securities consist of :

•	Common stock
•	Preferred stock
•	Securities convertible into common stock
•	Derivative securities, such as options and futures, the values of which are based on a common stock or group of common stocks

The Fund will focus on investments in common stock.

The Fund’s management chooses investments using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that the Fund’s management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects.

A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover.

Fund management seeks to invest in small companies that:
•	Have attractive valuation characteristics such as low price-book value or low price-sales ratios
•	Have strong management
•	Have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche
•	Have the potential to increase earnings over an extended period of time

8	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

Volatility — the frequency and amount of changes to the Fund’s net asset value.

Short Sale — a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market price of that security.

Fund management seeks to invest in emerging growth companies that

•	occupy dominant positions in new, developing industries or have a significant market share in a large, fragmented industry
•	Have strong management
•	Employ sound financial and accounting policies
•	Have rapid growth rates or above-average returns on equity
•	demonstrate successful product development and marketing capabilities

Fund management also considers other factors, such as the level of competition in an industry or the extent of government regulation. The Fund may also purchase the stock of a company which has suffered a recent earnings decline if Fund management believes that the decline is temporary or cyclical and will not significantly affect the company’s long-term growth.

The Fund will invest primarily in U.S. companies that do most of their business in the United States, but may invest up to 30% of its net assets in foreign companies.

Small and emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. In addition, small and emerging growth companies’ securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Because of these factors, the Fund is not intended as a complete investment program but is designed for long-term investors seeking to diversify their investments and who are prepared to experience above-average volatility.

The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When the Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	9

[ICON] Details About the Fund

The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets.

The Fund may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Because making short sales in securities that it does not own exposes the Funds to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Funds make short sales in securities that increase in value, it will likely under perform similar mutual funds that do not make short sales in securities they do not own.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

10	MERRILL LYNCH SMALL CAP VALUE V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch SmallCap Value V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	Ø

Foreign Securities	30		X	X	X	X	X	X	X	X	X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	•			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	†	X	X	X		X	X	X	X	X	X

Currency contracts	†	X	X	X		X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH SMALL CAP VALUE V.I. FUND	11

Merrill Lynch Utilities and Telecommunications V.I. Fund

PAGE
[ICON]	KEY FACTS

	Merrill Lynch Utilities and Telecommunications VI Fund at a Glance	3
	Risk/Return Bar Chart	5
	Financial Highlights	6

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	7
	Investment Strategies	9

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	How to Buy and Sell Shares	A-17

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH UTILITIES AND COMMUNICATIONS V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Utility Companies — companies that are primarily engaged in owning or operating facilities that generate, transmit, or distribute electricity, telecommunications, gas or water.

Common Stock — securities representing shares of ownership of a corporation.

Preferred Stocks — a type of equity security that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.

Bonds — a fixed income security issued by either a corporation or by a government agency or instrumentality.

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Fund management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

What are the Fund’s goals? The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. We cannot guarantee that the Fund will achieve its goals.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity and debt securities issued by utility companies. The Fund may invest in common stocks, preferred stocks and bonds. Fund management changes its allocation among these types of investments as it sees appropriate to seek to meet the Fund’s objective. The Fund may invest in both U.S. and foreign securities. The Fund normally invests in at least three countries at any given time. The Fund can buy securities that are denominated in foreign currencies.

What are the main risks of investing in the Fund?

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. The value of the Fund’s fixed income investments may change in response to overall interest rate changes. Generally, when interest rates go up, the value of utility company securities, and the value of fixed income securities overall, goes down. At other times, specific factors may affect the value of a particular equity or fixed-income investment. If the value of the Fund’s investments goes down, you may lose money.

As a sector fund investing in utility and telecommunications companies, the Fund is subject to the risks associated with investments in utility and telecommunications companies, in addition to the general risks of the stock and bond markets. This means the Fund is more vulnerable to price

MERRILL LYNCH UTILITIES AND COMMUNICATIONS V.I. FUND	3

[ICON] Key Facts

Liquid — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

fluctuations of utility and telecommunications companies and other factors that particularly affect the utilities and telecommunications industries than a more broadly diversified mutual fund. In addition, the value of common stock issued by utility companies have historically been correlated with changes in interest rates. Generally, when interest rates go up, stocks of utility companies go down. There is no guarantee that this relationship will continue in the future. Telecommunications companies tend to be growth companies, which carry risks. Growth companies tend to have higher stock market valuations and their shares may be more vulnerable to sharp price declines from unexpected adverse developments.

The Fund may invest most of its assets in non-U.S. securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic and other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing for long-term goals, but also seek some current income
•	Want to diversify their portfolio to include utility and telecommunications companies
•	Are looking for exposure to a variety of foreign markets
•	Are willing to accept the higher risks of foreign investments in exchange for potentially higher long-term returns

4	MERRILL LYNCH UTILITIES AND COMMUNICATIONS V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class A shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class A shares for the periods shown with those of the Financial Times/S&P Actuaries World Utilities Index, S&P Utility Index and the S&P 500 Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 15.05% (quarter ended December 31, 1999) and the lowest return for a quarter was -9.02% (quarter ended September 30, 2001). The Fund’s year-to-date return as of March 31, 2002 was -0.241%.

Average Annual Total Returns (as of for the periods ended December 31, 2001)	Past One Year	Past Five Years	Since Inception

Merrill Lynch VS: Utilities and Telecommunications VI Fund	-14.02%	8.03%	8.62	%†

F/T S&P Actuaries World Utilities Index*	-19.91%	1.26%	4.00	%#

S&P Utility Index**	-30.44%	7.29%	6.52	%#

S&P 500 Index***	-11.87%	10.70%	13.96	%#

*	This unmanaged market capitalization-weighted Index is comprised of nearly 2,000 equities from 24 countries in 12 regions, including the United States. Past performance is not predictive of future performance.
**	This unmanaged capitalization Index is comprised of all stocks designed to measure the performance of all the utility sectors of the
S&P 500 Index. Past performance is not predictive of future performance.
***	The S&P 500® is the Standard & Poor’s Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Past performance is not predictive of future performances.
†	Inception date is July 1, 1993.
#	Since July 31, 1993.

MERRILL LYNCH UTILITIES AND COMMUNICATIONS V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Utilities and Telecommunications V.I. Fund (Class A)
	For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:	2001	2000	1999	1998	1997

Per Share Operating Performance:

Net asset value, beginning of year	$10.31	$16.85	$17.08	$14.84	$12.19

Investment income — net	.31 †	.47 †	.30 †	.36 †	.43

Realized and unrealized gain (loss) on investments and foreign currency transactions — net	(1.71)	(.92)	1.75	2.99	2.66

Total from investment operations	(1.40)	(.45)	2.05	3.35	3.09

Less dividends and distributions:
Investment income — net	(.33)	(.50)	(.37)	(.40)	(.44)
In excess of investment income — net	—	(.01)	—	—	—
Realized gain on investments — net	(.33)	(5.58)	(1.91)	(.71)	—

Total dividends and distributions	(.66)	(6.09)	(2.28)	(1.11)	(.44)

Net asset value, end of year	$ 8.25	$10.31	$16.85	$17.08	$14.84

Total Investment Return:*

Based on net asset value per share	(14.02%)	(2.71%)	12.63%	24.06%	25.90%

Ratios to Average Net Assets:

Expenses	.71%	.69%	.69%	.68%	.67%

Investment income — net	3.27%	3.00%	1.83%	2.39%	3.21%

Supplemental Data:

Net assets, end of year (in thousands)	$73,183	$106,330	$133,087	$144,978	$138,206

Portfolio turnover	34.59%	64.95%	4.20%	5.20%	7.70%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

6	MERRILL LYNCH UTILITIES AND COMMUNICATIONS V.I. FUND

Details About the Fund [ICON]

Dividend Yields — a common stock’s annualized dividend stream divided by the stock’s current price, which represents the stock’s current expected rate of current income.

HOW THE FUND INVESTS

Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of equity and debt securities issued by utility companies. The Fund may invest entirely in equity securities, entirely in fixed-income securities, or partly in equity securities and partly in fixed-income securities. Fund management anticipates that under normal circumstances a substantial portion of the Fund’s investments will be in common stocks.

There are no limits on the Fund’s ability to invest in any country or geographic region. The Fund can invest primarily in U.S. securities, primarily in foreign securities, or partly in U.S. securities and partly in foreign securities. The Fund normally invests in at least three countries at any given time. The Fund may invest in companies in emerging markets, but the Fund’s management anticipates that a substantially greater portion of the Fund’s equity investments will be in companies in developed countries. At the present time, Fund management anticipates that the Fund will invest more, of its assets in U.S. securities than in securities of any other single country.

In selecting securities for the Fund’s portfolio, Fund management emphasizes securities of utility companies that have strong financial characteristics. Fund management assesses the financial strength of a utility company by considering such factors as financial resources, quality of management, regulatory environment and overall business prospects for the company.

To meet its objective of current income, the Fund may invest in United States utility companies that pay higher than average dividends, but have a lesser potential for capital appreciation. The average dividend yields of common stocks issued by U.S. utility companies historically have significantly exceeded those of industrial companies’ common stocks.

The Fund may also look for utility companies that may prosper in a deregulated environment. Historically, utility companies have been highly regulated. Currently, there is a growing movement worldwide to deregulate utility companies, particularly electric utility and telecommunications companies, and permit greater competition among them. Deregulation may allow certain utility companies to increase earnings at a faster rate than was allowed in a regulated environment. Deregulation, however, presents both risks and opportunities for investors in utility and telecommunications company securities. For example, in recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances,

MERRILL LYNCH UTILITIES AND COMMUNICATIONS V.I. FUND	7

[ICON] Details About the Fund

Investment Grade— any of the four highest debt obligation ratings of a recognized rating agency such as: Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group or Fitch IBCA, Inc.

ABOUT THE PORTFOLIO MANAGER

Kathleen Anderson is the portfolio manager of the Fund. Ms. Anderson has been an Associate Portfolio Manager of MLIM since 1998, and was a Research Analyst from 1993 to 1998. Ms. Anderson has been primarily responsible for the management of the Fund’s portfolio since 2001.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Merrill Lynch Investment Managers.

utility and telecommunications companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The emergence of competition and deregulation may result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may therefore be less profitable.

The Fund may also invest in fixed-income securities, including debt securities issued by the U.S. and foreign utility companies. The Fund will generally invest in debt securities that are rated investment grade by Standard & Poor’s Ratings Group or Moody’s Investor’s Service, Inc., or unrated securities which, in the opinion of Fund management, are of comparable quality, but the Fund may invest up to 5% of its net assets in lower rated debt securities, also known as “junk bonds.” The Fund may invest in fixed-income securities of any maturity. Changes in the value of fixed-income securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

The Fund may use different investment strategies which involve various types of risk. Some of the strategies that this Fund may use and the types of risk involved are summarized on the following page.

8	MERRILL LYNCH UTILITIES AND COMMUNICATIONS V.I. FUND

INVESTMENT STRATEGIES

This table shows some of the investment strategies (other than the main investment strategies) that the Fund may use and the investment limitations, if any, as a percentage of Fund assets. The principal types of risk associated with each investment strategy are also listed.

Numbers in this table show maximum allowable use only; for actual use, consult the Fund’s annual/semi-annual reports.

Merrill Lynch Utilities and Telecommunications V.I. Fund

Key: # Maximum % of assets • No restriction on usage † Permitted, but use rarely Ø Not Permitted X Type of risk involved with investment strategy

		Leverage risk	Credit risk	Market risk	Information risk	Valuation risk	Political risk	Currency risk	Liquidity risk	Correlation risk	Selection risk

Borrowing	33 1/3	X

Short-term Investment/ Repurchase Agreements	•		X

Securities Lending	33 1/3	X	X

Short-term Trading	•			X							X

When-issued securities/ forward commitments	†	X		X							X

Non-investment grade securities	5		X	X	X	X	X	X	X		X

Foreign Securities	•		X	X	X	X	X	X	X		X

Restricted and Illiquid Securities	15		X	X	X	X			X		X

Covered call options	†			X					X	X	X

Indexed derivative securities	†	X	X	X		X	X	X	X	X	X

Futures and Options	•	X	X	X		X	X	X	X	X	X

Currency contracts	•	X	X	X		X	X	X	X	X


Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERRILL LYNCH UTILITIES AND COMMUNICATIONS V.I. FUND	9

Other Important Information

Merrill Lynch Variable Series Funds Class A Shares

		PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	A-3
	Investment Strategies	A-3
	Types of Investment Risk	A-12
	Special Risks Associated with Foreign Investments Generally	A-14
	How to Buy and Sell Shares	A-17
	How Shares are Priced	A-17
	Dividends and Taxes	A-18

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	A-19
	Additional Information	A-20

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Funds’ adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following strategies may be used by each Fund. The risks associated with each of these strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk”. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund’s performance will be positive for any period of time.

MERRILL LYNCH VARIABLE SERIES FUNDS	A-3

[ICON] Your Account

Borrowing and Leverage — Each Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the Fund’s yield. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that each Fund buys may create leverage including, for example, options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Securities Lending — Each Fund may lend a portion of its portfolio securities. A Fund may lend portfolio securities to banks, brokers or other financial institutions in return for collateral in the form of liquid securities or cash. A Fund making a securities loan will either receive a fee from the borrower or pay the borrower interest in return for the right to seek to invest cash collateral at a higher rate. If a borrower fails to return a Fund’s security, the Fund will have to attempt to liquidate the borrower’s collateral, which may be worth less than the Fund’s security. Securities loans involve leverage risk and credit risk.

Short-Term Trading — Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund’s expenses and have tax consequences. Short-term trading involves market risk and selection risk.

A-4	MERRILL LYNCH VARIABLE SERIES FUNDS

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Non-Investment Grade Securities — Non-investment grade securities, otherwise known as “junk bonds”, are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.

Asset-Backed Securities — Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when a Fund reinvests the proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of longer term securities generally changes more widely in response to changes in interest rates than shorter term securities.

Mortgage-Backed Securities — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages

MERRILL LYNCH VARIABLE SERIES FUNDS	A-5

[ICON] Your Account

earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed securities.

Corporate Loans — Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund becomes a member of the syndicate.

The corporate loans in which a Fund invests can be expected to provide higher yields than bonds and notes that have investment grade ratings, but may be subject to greater risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans, or the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

A-6	MERRILL LYNCH VARIABLE SERIES FUNDS

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or at risk of being in default. Distressed securities are speculative and involve substantial risks. Generally, the Global Allocation V.I. Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Global Allocation V.I. Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, the Global Allocation V.I. Fund’s principal may not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

Real Estate Related Securities — Real estate related securities are subject to the risks associated with real estate. The main risk of real estate related securities is that the value of the real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

Depositary Receipts — Certain Funds may invest in securities of foreign issuers in the form of Depositary Receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. European Depositary Receipts and Global Depositary Receipts each evidence

MERRILL LYNCH VARIABLE SERIES FUNDS	A-7

[ICON] Your Account

a similar ownership arrangement. These Funds may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Restricted and Illiquid Securities — Each Fund may invest a portion of its assets in restricted and illiquid securities that the Fund cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options — Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to

A-8	MERRILL LYNCH VARIABLE SERIES FUNDS

require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Writing of Put Options — Certain Funds can sell covered or uncovered put options, which are options that give the purchaser the right to require a Fund to buy the underling security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund receives a premium from writing put options which it retains whether or not the option is exercised. A put option written by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Indexed Derivative Securities — Certain Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some Funds may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

MERRILL LYNCH VARIABLE SERIES FUNDS	A-9

[ICON] Your Account

Futures and Options — Certain Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Funds will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use futures and options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced.

Swap Agreements — Certain Funds are authorized to enter into swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities.

Currency Contracts — Certain Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s securities. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in

A-10	MERRILL LYNCH VARIABLE SERIES FUNDS


U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guarantee that a Fund’s currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

Short Sales — Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that a Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and are often obligated to turn over any payments received on such borrowed securities to the lender of the securities. If the value of the security sold short increases in value, the Fund may lose money when it is required to purchase the security to replace that which it borrowed.

The Funds’ obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security, regarding payment over of any payments received by a Fund on such security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

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[ICON] Your Account

The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets.

The Funds may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, a Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

A-12	MERRILL LYNCH VARIABLE SERIES FUNDS

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Market Risk — The risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk — The risk that a specific Fund investment will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Non-Diversification Risk — Several Funds are classified as non-diversified within the meaning of the Investment Company Act of 1940, which means that the Funds are not limited by the Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic or regulatory occurrence than a diversified company.

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[ICON] Your Account

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk — Since a Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.

•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

A-14	MERRILL LYNCH VARIABLE SERIES FUNDS

•	Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell securities on those markets.
•	Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that a Fund’s assets may be uninvested and not earning returns. A Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some countries may have no laws or rules

MERRILL LYNCH VARIABLE SERIES FUNDS	A-15

[ICON] Your Account

against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on investments.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

A-16	MERRILL LYNCH VARIABLE SERIES FUNDS

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class A shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than shareholder’s cost, depending in part on the net asset value of such shares at such time.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, the Board of Directors may value those securities at their fair value. Securities held by the Domestic Money Market V.I. and Reserve Assets V.I. Funds with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Domestic Money Market V.I. and Reserve Assets V.I. Funds amortize the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. The Domestic Money Market V.I. Fund and the Reserve Assets V.I. Fund will seek to maintain a net asset value of $1.00 per share.

MERRILL LYNCH VARIABLE SERIES FUNDS	A-17

[ICON] Your Account

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

DIVIDENDS AND TAXES

The Domestic Money Market V.I. and Reserve Assets V.I. Funds declare dividends daily and reinvest dividends monthly in additional full and fractional shares of those Funds. The Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds declare dividends monthly and reinvest dividends monthly in additional shares of those Funds. The Utilities and Telecommunications V.I. Fund declares dividends quarterly and reinvests dividends quarterly in additional shares of the Fund. The American Balanced V.I., Basic Value V.I., Developing Capital Markets V.I., Focus Twenty V.I., Fundamental Growth V.I., Global Growth V.I., Global Allocation V.I , Index 500 V.I., Large Cap Core V.I., Large Cap Value V.I. and Small Cap Value V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

A-18	MERRILL LYNCH VARIABLE SERIES FUNDS

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Company’s Investment Adviser, manages the Company’s investments and its business operations under the overall supervision of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives.

Fund Name	Management Fee for Year Ended December 31, 2001 (excluding any fee waiver)	As a % of Its Average Net Assets

American Balanced V.I. Fund	$ 740,047	0.55%

Basic Value V.I. Fund	$7,729,370	0.60%

Core Bond V.I. Fund	$2,261,063	0.43%

Developing Capital Markets V.I. Fund	$ 428,203	1.00%

Domestic Money Market V.I. Fund	$2,652,686	0.50%

Focus Twenty V.I. Fund	$ 314,193	0.85%

Fundamental Growth V.I. Fund	$ 390,445	0.65%

Global Allocation V.I. Fund	$3,026,313	0.65%

Global Growth V.I. Fund	$1,703,149	0.75%

Government Bond V.I. Fund	$1,962,079	0.50%

High Current Income V.I. Fund	$1,976,039	0.48%

Index 500 V.I. Fund	$1,486,155	0.30%

Large Cap Core V.I. Fund	$2,890,620	0.45%

Large Cap Value V.I. Fund	$ 34,082	0.75%

Reserve Assets V.I. Fund	$ 81,250	0.50%

Small Cap Value V.I. Fund	$5,235,197	0.75%

Utilities and Telecommunications V.I. Fund	$ 535,523	0.60%


MERRILL LYNCH VARIABLE SERIES FUNDS	A-19

[ICON] Management of the Fund

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Developing Capital Markets V.I. Fund, and has agreed to pay MLAM UKa portion of the annual management fee it receives from the Developing Capital Markets V.I. Fund.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $517 billion in investment company and other portfolio assets under management as of March, 2002.

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Independent Auditors — Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, has been selected as the independent auditors of the Company.

Custodian — The Bank of New York, 5 Penn Plaza New York, New York, acts as Custodian of the Company’s assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s Developing Capital Markets V.I. Fund.

Transfer and Dividend Disbursing Agent— Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel — Clifford Chance Rogers & Wells LLP, New York, New York, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services for the Fund.

A-20	MERRILL LYNCH VARIABLE SERIES FUNDS

Other Important Information

Merrill Lynch Variable Series Funds Class B Shares

PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	B-3
	Investment Strategies	B-3
	Types of Investment Risk	B-12
	Special Risks Associated with Foreign Investments Generally	B-14
	How to Buy and Sell Shares	B-17
	How Shares are Priced	B-17
	Dividends and Taxes	B-18
	Rule 12b-1 Fees for Class B Shares	B-18

[ICON]	MANAGEMENT OF THE FUND

	Merrill Lynch Investment Managers	B-19
	Additional Information	B-20

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERRILL LYNCH VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Funds’ adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

INVESTMENT STRATEGIES

This section contains a discussion of certain investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following strategies may be used by each Fund. The risks associated with each of these strategies are described in greater detail in the following section

MERRILL LYNCH VARIABLE SERIES FUNDS	B-3

[ICON] Your Account

of this Other Important Information section, “Types of Investment Risk”. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund’s performance will be positive for any period of time.

Borrowing and Leverage — Each Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the Fund’s yield. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that each Fund buys may create leverage including, for example, options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Securities Lending — Each Fund may lend a portion of its portfolio securities. A Fund may lend portfolio securities to banks, brokers or other financial institutions in return for collateral in the form of liquid securities or cash. A Fund making a securities loan will either receive a fee from the borrower or pay the borrower interest in return for the right to seek to invest cash collateral at a higher rate. If a borrower fails to return a Fund’s security, the Fund will have to attempt to liquidate the borrower’s collateral, which may be worth less than the Fund’s security. Securities loans involve leverage risk and credit risk.

B-4	MERRILL LYNCH VARIABLE SERIES FUNDS

Short-Term Trading — Each Fund can buy and sell securities whenever it sees a market opportunity, and therefore each Fund may engage in short-term trading. Short-term trading may increase a Fund’s expenses and have tax consequences. Short-term trading involves market risk and selection risk.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price. When-issued and delayed delivery securities and forward commitments involve market risk, selection risk and leverage risk.

Non-Investment Grade Securities — Non-investment grade securities, otherwise known as “junk bonds”, are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that Fund management believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for a Fund. Junk bonds generally are less liquid and experience more price volatility than higher rated debt securities. The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders. Junk bonds involve credit risk, market risk, selection risk, valuation risk and liquidity risk, and certain junk bonds may also involve information risk, political risk or currency risk.

Asset-Backed Securities — Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when a Fund reinvests the proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of longer term securities

MERRILL LYNCH VARIABLE SERIES FUNDS	B-5

[ICON] Your Account

generally changes more widely in response to changes in interest rates than shorter term securities.

Mortgage-Backed Securities — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed securities.

Corporate Loans — Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund becomes a member of the syndicate.

The corporate loans in which a Fund invests can be expected to provide higher yields than bonds and notes that have investment grade ratings, but may be subject to greater risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans, or the value of the collateral may not completely cover the borrower’s obligations at the time of

B-6	MERRILL LYNCH VARIABLE SERIES FUNDS

a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or at risk of being in default. Distressed securities are speculative and involve substantial risks. Generally, the Global Allocation V.I. Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Global Allocation V.I. Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, the Global Allocation V.I. Fund’s principal may not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

Real Estate Related Securities — Real estate related securities are subject to the risks associated with real estate. The main risk of real estate related securities is that the value of the real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

MERRILL LYNCH VARIABLE SERIES FUNDS	B-7

[ICON] Your Account

Depositary Receipts — Certain Funds may invest in securities of foreign issuers in the form of Depositary Receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by an American bank or trust company that show evidence of underlying securities issued by a foreign corporation. European Depositary Receipts and Global Depositary Receipts each evidence a similar ownership arrangement. These Funds may also invest in unsponsored Depositary Receipts. The issuers of such unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund’s investment in a small cap or emerging growth company may lose substantial value.

Small cap or emerging growth securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to b a quantity of stock. The warrant specifies the amount of underlying sock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund can exercise it before it expires. If the price of the underlying stock does not rise above the exercise price b fore the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Restricted and Illiquid Securities — Each Fund may invest a portion of its assets in restricted and illiquid securities that the Fund cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to

B-8	MERRILL LYNCH VARIABLE SERIES FUNDS

quickly sell them or may be able to sell them only at a price below current value. Restricted and illiquid securities involve liquidity risk, market risk, selection risk and valuation risk, and may involve information risk and credit risk.

Covered Call Options — Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Writing of Put Options — Certain Funds can sell covered or uncovered put options, which are options that give the purchaser the right to require a Fund to buy the underling security or securities at the exercise price at any time during the option period or at a specific date. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. A Fund receives a premium from writing put options which it retains whether or not the option is exercised. A put option written by a Fund exposes the Fund during the term of the option to a decline in price of the underlying security.

Indexed Derivative Securities — Certain Funds may invest in debt securities the potential returns of which are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. Some funds may also invest in securities whose return is inversely related to changes in an index or interest rate. In general, inverse securities change in value in a manner that is opposite to most securities — that is, the return of inverse securities will decrease when the index increases in value and increase in value when the index decreases in value. Investments in indexed and inverse securities may subject the Fund to the risks of reduced or eliminated interest payments and

MERRILL LYNCH VARIABLE SERIES FUNDS	B-9

[ICON] Your Account

losses of principal. In addition, certain indexed and inverse securities may increase or decrease in value at a greater rate than the underlying index, which effectively leverages the Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of other securities. Indexed and inverse securities involve credit risk, market risk and selection risk, and may also involve leverage risk, valuation risk, political risk, currency risk, liquidity risk or correlation risk.

Futures and Options — Certain Funds may use futures and options. Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. Futures involve leverage risk and correlation risk and may involve currency risk and political risk. Options are exchange-traded or private contracts involving the right of a holder to deliver (a “put”) or receive (a “call”) certain assets (or a money payment based on the change of certain assets or an index) from another party at a specified price within a specified time period. Options involve leverage risk and correlation risk. Private options also involve credit risk, valuation risk and liquidity risk. Options may involve currency risk and political risk.

The Funds will use futures and options primarily for hedging purposes — that is, to offset the risk that other holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. The Funds may use futures and options, however, to enhance total return as well as for hedging purposes. While hedging can reduce losses, it can also reduce or eliminate gains if markets move in a different manner than anticipated by the Fund or if the cost of the future or option outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the future or option will not match those of the holdings being hedged as expected by the Fund, in which case losses on the holdings being hedged may not be reduced.

Swap Agreements — Certain Funds are authorized to enter into swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities

B-10	MERRILL LYNCH VARIABLE SERIES FUNDS

Currency Contracts — Certain Funds may buy securities denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s securities. In order to seek to limit such changes, certain Funds may buy or sell contracts relating to foreign currencies for hedging purposes. Hedging is a strategy in which a currency contract is used to offset the risk that other Fund holdings may decrease in U.S. dollar value as the result of changes in exchange rates. Losses on the other investment may be substantially reduced by gains on a currency contract that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains if exchange rates move in a different manner than anticipated by the Fund or if the cost of the currency contract outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the currency contract will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. A Fund may not be able to (or may not try to) hedge all currency risks, and there is no guarantee that a Fund’s currency hedging, if attempted, will be successful. A Fund may attempt to hedge through several different types of currency contracts, including currency forwards, currency options and currency-indexed instruments. Currency contracts involve currency risk, market risk, political risk, correlation risk and selection risk.

Short Sales — Certain Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that a Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

The Funds’ obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security, regarding payment over of any payments received by a Fund on such

MERRILL LYNCH VARIABLE SERIES FUNDS	B-11

[ICON] Your Account

security, a Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets.

The Funds may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, a Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investment strategies. The forepart of this Prospectus indicates which investment strategies may be used by each Fund.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced.

Credit Risk — The risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

B-12	MERRILL LYNCH VARIABLE SERIES FUNDS

Currency Risk— The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Market Risk — The risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably.

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Selection Risk — The risk that a specific Fund investment will underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Non-Diversification Risk — Several Funds are classified as non-diversified within the meaning of the Investment Company Act of 1940, which means that the Funds are not limited by the Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic or regulatory occurrence than a diversified company.

MERRILL LYNCH VARIABLE SERIES FUNDS	B-13

[ICON] Your Account

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Market Risk — Since a Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.
•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross national product, reinvestment of capital, resources and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.
•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

B-14	MERRILL LYNCH VARIABLE SERIES FUNDS

•	Because there are fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell securities on those markets.
•	Non-U.S. markets have different clearance and settlement procedures, and in certain markets settlements may be unable to keep pace with the volume of securities transactions which may cause delays. This means that a Fund’s assets may be uninvested and not earning returns. A Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk— Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some countries may have no laws or rules

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[ICON] Your Account

against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on investments.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

B-16	MERRILL LYNCH VARIABLE SERIES FUNDS

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class B shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the net asset value of such shares at such time.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, the Board of Directors will value those securities at their fair value. Securities held by the Domestic Money Market V.I. and Reserve Assets V.I. Funds with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Domestic Money Market V.I. and Reserve Assets V.I. Funds amortize the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. The Domestic Money Market V.I. Fund and the Reserve Assets V.I. Fund will seek to maintain a net asset value of $1.00 per share.

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[ICON] Your Account

Dividends — Ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

DIVIDENDS AND TAXES

The Domestic Money Market V.I. and Reserve Assets V.I. Funds declare dividends daily and reinvest dividends monthly in additional full and fractional shares of those Funds. The Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds declare dividends monthly and reinvest dividends monthly in additional shares of those Funds. The Utilities and Telecommunications V.I. Fund declares dividends quarterly and reinvests dividends quarterly in additional shares of the Fund. The American Balanced V.I., Basic Value V.I., Developing Capital Markets V.I., Focus Twenty V.I., Fundamental Growth V.I., Global Growth V.I., Global Allocation V.I., Index 500 V.I., Large Cap Core V.I. Large Cap Value V.I. and Small Cap Value V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

RULE 12B-1 FEES FOR CLASS B SHARES

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act that allows each Fund to pay distribution fees to each of the participating Insurance Companies for the sale and distribution of its Class B Shares. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The amount of the distribution fee payable under the plan equals .15% of the average daily net asset value of the Class B Shares of the Fund held by the participating Insurance Company.

B-18	MERRILL LYNCH VARIABLE SERIES FUNDS

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Merrill Lynch Investment Managers, the Company’s Investment Adviser, manages the Company’s investments and its business operations under the overall supervision of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company. The Investment Adviser has a sub-advisory agreement with Merrill Lynch Asset Management U.K. Limited, an affiliate, under which the Investment Adviser may pay a fee for services it receives.

Fund Name	Management Fee for Year Ended December 31, 2001 (excluding any fee waiver)	As a % of Its Average Net Assets

American Balanced V.I. Fund	$ 740,047	0.55%

Basic Value V.I. Fund	$7,729,370	0.60%

Core Bond V.I. Fund	$2,261,063	0.43%

Developing Capital Markets V.I. Fund	$ 428,203	1.00%

Domestic Money Market V.I. Fund	$2,652,686	0.50%

Focus Twenty V.I. Fund	$ 314,193	0.85%

Fundamental Growth V.I. Fund	$ 390,445	0.65%

Global Allocation V.I. Fund	$3,026,313	0.65%

Global Growth V.I. Fund	$1,703,149	0.75%

Government Bond V.I. Fund	$1,962,079	0.50%

High Current Income V.I. Fund	$1,976,039	0.48%

Index 500 V.I. Fund	$1,486,155	0.30%

Large Cap Core V.I. Fund	$2,890,620	0.45%

Large Cap Value V.I. Fund	$ 34,082	0.75%

Reserve Assets V.I. Fund	$ 81,250	0.50%

Small Cap Value V.I. Fund	$5,235,197	0.75%

Utilities and Telecommunications V.I. Fund	$ 535,523	0.60%


MERRILL LYNCH VARIABLE SERIES FUNDS	B-19

[ICON] Management of the Fund

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Developing Capital Markets V.I. Fund, and has agreed to pay MLAM UK a portion of the annual management fee it receives from the Developing Capital Markets V.I. Fund.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $517 billion in investment company and other portfolio assets under management as of March, 2002.

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Independent Auditors — Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, has been selected as the independent auditors of the Company.

Custodian — The Bank of New York, 5 Penn Plaza, New York, New York, acts as Custodian of the Company’s assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s Developing Capital Markets V.I. Fund.

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Legal Counsel — Clifford Chance Rogers & Wells LLP, New York, NewYork, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services to the Fund.

B-20	MERRILL LYNCH VARIABLE SERIES FUNDS

[ICON] For More Information

Shareholder Reports

Additional information about the investments of each of the Funds is available in the Company’s annual and semi-annual reports to shareholders. In the Company’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

Statement of Additional Information

The Company’s Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Company at Merrill Lynch Variable Series Funds, Inc. P.O. Box 9011, Princeton, New Jersey 08543-9011 or by calling 1-800-MER-FUND.

Contact the Company at the telephone number or address indicated above if you have any questions.

Information about the Company (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publincinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-3290 ©MLIM

[LOGO] Merrill Lynch Investment Managers

Prospectus

May 1, 2002

Merrill Lynch Variable Series Funds, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Variable Series Funds, Inc.

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

 Merrill Lynch Variable Series Funds, Inc. (the “Company”) is an open-end management investment company which has a wide range of investment objectives among its seventeen separate funds (hereinafter referred to as the “Funds” or individually as a “Fund”): Merrill Lynch American Balanced V.I. Fund, Merrill Lynch Basic Value V.I. Fund, Merrill Lynch Core Bond V.I. Fund, Merrill Lynch Developing Capital Markets V.I. Fund, Merrill Lynch Domestic Money Market V.I. Fund, Merrill Lynch Focus Twenty V.I. Fund, Merrill Lynch Fundamental Growth V.I. Fund, Merrill Lynch Global Allocation V.I. Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Government Bond V.I. Fund, Merrill Lynch High Current Income V.I. Fund, Merrill Lynch Index 500 V.I. Fund, Merrill Lynch Large Cap Core V.I. Fund, Merrill Lynch Large Cap Value V.I. Fund, Merrill Lynch Reserve Assets V.I. Fund, Merrill Lynch Small Cap Value V.I. Fund and Merrill Lynch Utilities and Telecommunications V.I. Fund. Two separate classes of common stock (“Common Stock”), Class A Common Stock and Class B Common Stock, are issued for each Fund.

The shares of the Funds are sold to separate accounts (“Separate Accounts”) of certain insurance companies (the “Insurance Companies”), including Merrill Lynch Life Insurance Company (“MLLIC”) and ML Life Insurance Company of New York (“ML of New York”), to fund benefits under variable annuity contracts (the “Variable Annuity Contracts”) and/or variable life insurance contracts (together with the Variable Annuity Contracts, the “Contracts”) issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. MLLIC and ML of New York are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company’s investment adviser, Merrill Lynch Investment Managers, L.P. (the “Investment Adviser”).

 This Statement of Additional Information of the Company is not a prospectus and should be read in conjunction with the Prospectus of the Company, dated May 1, 2002 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “SEC”) and can be obtained, without charge, by calling (800) MER-FUND or by writing to the Company at the above address. The Prospectus is incorporated by reference into the Statement of Additional Information and this Statement of Additional Information is incorporated by reference into the Prospectus. The Company’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2001 Annual Report. You may request a copy of the Annual Report at no charge by calling (800) MER-FUND between 8:00 a.m. and 8:00 p.m. Eastern time on any business day.

Merrill Lynch Investment Managers, L.P. — Investment Adviser FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is May 1, 2002.

THE INSURANCE COMPANIES

 Shares of the Company’s portfolios (each, a “Fund”) are sold to separate accounts (“Separate Accounts”) of insurance companies (“Insurance Companies”) to fund certain variable life insurance and/or variable annuity contracts (together, “Contracts”) issued by such companies. Certain Insurance Companies may be affiliates of Merrill Lynch Investment Managers, L.P., the Fund’s adviser. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms “shareholder” and “shareholders” in this Statement of Additional Information refer to the Insurance Companies.

Non-Diversified Funds

 The Developing Capital Markets V.I., Focus Twenty V.I., Global Allocation V.I. and Index 500 V.I. Funds are classified as non-diversified investment companies under the Investment Company Act of 1940, as an amended (the “Investment Company Act”). However, each Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code” or the “Internal Revenue Code”). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer.

Fixed Income Security Ratings

 The American Balanced V.I. Fund, the Core Bond V.I. Fund, the Developing Capital Markets V.I. Fund, the Global Allocation V.I. Fund, the High Current Income V.I. Fund and the Utilities and Telecommunications V.I. Fund may invest in fixed-income securities rated below investment grade by the Nationally Recognized Statistical Rating Organizations (e.g., securities rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and BB or below by Standard & Poor’s (“Standard & Poor’s”) or Fitch, Inc. (“Fitch”) at the time of investment). However, securities purchased by a Fund may subsequently be downgraded. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics, which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Annex A of this Statement of Additional Information for a fuller description of corporate bond ratings.

Maturity of Fixed Income Investments

Certain Funds that invest in fixed-income securities have limits on the maturity of each fixed-income investment or on the average maturity of the portfolio. For purposes of applying these limits, each Fund will consider a fixed-income security’s maturity to be its stated maturity (the date the issuer is scheduled to make its final payment of principal), except that
•	for a security with an unconditional put entitling a Fund to receive the security’s approximate amortized cost, the maturity will be considered to be the next put date;
•	for mortgage-backed and other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Investment Adviser believes to be reasonable;

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•	for a variable or floating rate investment grade security that the Investment Adviser believes will have a market value approximating amortized cost on the next interest reset date, the maturity will be considered to be the next reset date; and

•	for a Fund that operates under SEC rules that specifically define the maturity of a security, the maturity of a security will be the maturity determined in a manner consistent with the SEC rules.

Portfolio Strategies

 Foreign Securities. The American Balanced V.I., Basic Value V.I., Developing Capital Markets V.I., Small Cap Value V.I., Global Allocation V.I., Utilities and Telecommunications V.I., High Current Income V.I., Core Bond V.I., Large Cap Core V.I., Global Growth V.I., Reserve Assets V.I., Fundamental Growth V.I., Focus Twenty V.I. and Large Cap Value V.I. Funds may invest in securities of foreign issuers. The Index 500 V.I. Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P Index”). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund’s net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Global Allocation V.I. Fund, will concentrate its investments in any particular country. The Developing Capital Markets V.I., Global Allocation V.I., Large Cap Core V.I., Utilities and Telecommunications V.I., and Global Growth V.I. Funds may, from time to time, be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund’s return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund other than the American Balanced V.I., Basic Value V.I., Index 500 V.I., Small Cap Value V.I., Developing Capital Markets V.I., Global Allocation V.I., Utilities and Telecommunications V.I., Global Growth V.I., Large Cap Core V.I., Fundamental Growth V.I., Focus Twenty V.I. and Large Cap Value V.I. Funds will purchase securities issued in U.S. dollar denominations only.

The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund’s portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets

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may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

 The Developing Capital Markets V.I. Fund may invest a significant portion of its assets in securities of foreign issuers in smaller capital markets, while each of the other Funds which is permitted to invest in foreign securities may, from time to time, invest in securities of such foreign issuers. Foreign investments involve risks, including fluctuations in foreign exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political

4

constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

 The American Balanced V.I., Basic Value V.I., Small Cap Value V.I., Utilities and Telecommunications V.I. Fund, Developing Capital Markets V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Focus Twenty V.I. Fund and Large Cap Value V.I. Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository’s transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, the Developing Capital Markets V.I., Global Growth V.I., Global Allocation V.I., American Balanced V.I., Basic Value V.I., Small Cap Value V.I. Funds, Utilities and Telecommunications V.I. Fund, Developing Capital Markets V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund and Large Cap Value V.I. Fund, each may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund’s investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain foreign banks and other financial institutions.

Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur

5

additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

 Convertibles. The American Balanced V.I. Fund, the Basic Value V.I. Fund, the Developing Capital Markets V.I. Fund, the Global Allocation V.I. Fund, the Fundamental Growth V.I. Fund, the Focus Twenty V.I. Fund, the Global Growth V.I. Fund, the High Current Income V.I. Fund, the Core Bond V.I. Fund, the Large Cap Core V.I. Fund, the Small Cap Value V.I. Fund and the Large Cap Value V.I. Fund are each authorized to invest in convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”) or (ii) a combination of separate securities chosen by the Investment Adviser in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”).

The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

Convertible securities are issued and traded in a number of securities markets. For the past several years, the principal markets have been the United States, the Euromarket and Japan. Issuers during this period have included major corporations domiciled in the United States, Japan, France, Switzerland, Canada and the United Kingdom. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in United States dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, certain Funds are authorized to enter into foreign currency hedging transactions in which they may seek to reduce the effect of such fluctuations.

 Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

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To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

 As indicated above, convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Investment Adviser by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertible component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, long-term equity anticipation securities (“LEAPS”), or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Investment Adviser may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Investment Adviser may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Investment Adviser believes such a Manufactured Convertible would better promote the Fund’s objective than alternative investments. For example, the Investment Adviser may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify a Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the

7

Manufactured Convertible would likely outperform a traditional convertible of similar maturity and which is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

 Warrants. The Global Allocation V.I. Fund, Small Cap Value V.I. Fund, American Balanced V.I. Fund, Basic Value V.I. Fund, Developing Capital Markets V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund are each authorized to invest in warrants. A warrant gives its holder the option to purchase another security, usually stock, for a certain period of time at a set price. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

Securities of Smaller or Emerging Growth Companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. While such issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. However, full development of these companies and trends frequently takes time.

The securities of smaller or emerging growth companies will often be traded only in the over-the-counter (“OTC”) market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management’s judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development which have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate significantly during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the federal government by means of price controls, regulations or litigation.

 Precious Metal-Related Securities. The Global Allocation V.I. Fund may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial

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uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

 The Global Allocation V.I. Fund may also invest in debt securities, preferred stock or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some precious metals such as gold bullion. These securities are referred to herein as “asset-based securities.” While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which the Fund may invest may bear interest or pay preferred dividends at below market (or even at relatively nominal) rates. As an example, assume gold is selling at a market price of $300 per ounce and an issuer sells a $1,000 face amount gold-related note with a seven year maturity, payable at maturity at the greater of either $1,000 in cash or the then market price of three ounces of gold. If at maturity, the market price of gold is $400 per ounce, the amount payable on the note would be $1,200. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because the Fund presently does not intend to invest directly in natural resource assets, the Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

Real Estate Related Securities. Although the Global Allocation V.I. Fund does not invest directly in real estate, it does invest in equity securities of issuers that are principally engaged in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”)

Real Estate Investment Trusts (“REITs”). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-

9

liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and failing to maintain their exemptions from registration under the Investment Company Act. REITs are also subject to changes in the Code, including changes involving their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies, REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

Mortgage-Backed Securities. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than do short-term securities, maturity extension risk could increase the inherent volatility of a Fund.

 Illiquid or Restricted Securities. Each Fund may invest up to 15% (10% in the case of the Domestic Money Market V.I. Fund and 5% in the case of the Reserve Assets V.I. Fund) of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of that investment in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

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Each Fund may invest in securities that are “restricted securities.” Restricted securities have contractual or legal restrictions on their resale and include “private placement” securities that the Funds may buy directly from the issuer. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of a Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

Investments in high yield debt instruments, including high yield bonds, corporate loans or other privately placed securities, may result in a Fund receiving material nonpublic information (“inside information”) concerning the borrower or issuer. Receipt of inside information concerning a borrower or issuer may, under certain circumstances, prohibit the Fund or other funds or accounts managed by the same portfolio managers, from trading in the public securities of the borrower or issuer. Conversely, the portfolio managers for the Funds may, under certain circumstances, decline to receive inside information made available by the borrower or issuer in order to allow the Fund, or other funds or accounts managed by the same portfolio managers, to continue to trade in the public securities of such borrower or issuer.

144A Securities. The Funds may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. The Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Funds’ investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

Lending Portfolio Securities. Each Fund may lend securities with a value not exceeding 33 1/3% of its total assets to banks, brokers and other financial institutions. In return, each Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund typically receives the income on the loaned securities, but does not receive income on the collateral. Where a Fund receives non-cash as collateral for the loaned securities, it collects a fee from the borrower. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. Each Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Fund could experience delays and costs in gaining access to the collateral. A Fund could also suffer a loss in the event of borrower default where the value of the collateral falls below the market value of the borrowed securities, or in the event of losses on investments made with cash collateral. The Company has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) or its affiliates, and to retain an affiliate of the Company as lending agent. See “Portfolio Transactions and Brokerage.”

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 Borrowing and Leverage. Each Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% (20% in the case of the Domestic Money Market V.I. Fund and Reserve Assets V.I. Fund) of its total assets (including the amount borrowed) and each Fund (other than the Domestic Money Market V.I. Fund and Reserve Assets V.I. Fund) may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions. The use of leverage by the Funds creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, that Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

The Funds at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Forward Commitments. Securities may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis by each of the Company’s Funds at fixed purchase terms with periods of up to 180 days between the commitment and settlement dates. The purchase will be recorded on the date the purchasing Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with the Fund’s custodian (the “Custodian”) consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitments in connection with such delayed delivery and purchase transactions. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgment upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Funds will enter into forward commitment arrangements only with respect to securities in which they may otherwise invest.

 Standby Commitment Agreements. The High Current Income V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund, Global Allocation V.I. Fund, Large Cap Core V.I. Fund, Large Cap Value V.I. Fund and Developing Capital Markets V.I. Fund may, from time to time, enter into standby commitment agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 10% (15% for the Global Allocation V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund) of its assets taken at the time of commitment or security. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the

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value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund’s net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

 Eurodollar and Yankeedollar Obligations. The Reserve Assets V.I. Fund (and, for temporary or defensive purposes, the American Balanced V.I., Global Allocation V.I., Utilities and Telecommunications V.I., Developing Capital Markets V.I., Large Cap Core V.I., Large Cap Value V.I. and Fundamental Growth V.I. Funds) may invest in obligations issued by foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations), by U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations), or by foreign depository institutions and their foreign branches and subsidiaries (“foreign bank obligations”). Investment in such obligations may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign depository institutions and their foreign branches and subsidiaries, and foreign branches or subsidiaries of U.S. banks, may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign depository institution, branch or subsidiary, or a U.S. branch or subsidiary of a foreign bank, than about a U.S. bank, and such institutions may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar and foreign bank obligations may be held outside of the United States, and a Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign bank obligations of the Fund held overseas will be held by foreign branches of the Custodian for the Fund or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

Standard & Poor’s Depositary Receipts, DIAMONDS, etc. The American Balanced V.I. Fund, Global Allocation V.I. Fund, Index 500 V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the “Exchange”) which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component stocks of the Standard & Poor’s 500 Stock Index (the “S&P500 Index”). SPDRs are listed on the Exchange and traded in the secondary market on a per-SPDR basis.

These Funds also may invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the “DJIA”). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. The value of both SPDRs and DIAMONDS are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs and DIAMONDS involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs and/or DIAMONDS invested in by a Fund. Moreover, a Fund’s investment in SPDRs and/or DIAMONDS may not exactly match the performance of a direct investment in the component common stocks of the S&P 500 Index or the DJIA. Additionally, the respective investment

13

 trusts may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between each of the investment trusts and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and each of the investment trusts.

These Funds also may invest in units of other investment trusts each of which represents an interest in a portfolio of securities consisting of all or substantially all of the securities of another well known index.

Short Sales

The Focus Twenty V.I. Fund and the Small Cap Value V.I. Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and are often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

The Funds secure their obligations to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities deposit similar collateral with its custodian, if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value for the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

Because making short sales in securities that it does not own exposes the Funds to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Funds make short sales in securities that increase in value, it will likely under perform similar mutual funds that do not make short sales in securities they do not own. The Funds will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. There can be no assurance that the Funds will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold.

The Funds may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Derivative Instruments

 Certain Funds may invest in derivative instruments, including indexed and inverse securities, options, futures, options on futures, swaps and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks and potential for gain or loss. Each Fund’s use of these instruments and the associated risks are described in detail below.

Indexed and Inverse Securities

 Each Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an “index”). As an illustration, a Fund may also invest in a debt security that pays interest and returns principal based on the current value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor’s 500 Composite Index (the “S&P 500”) or a more narrowly-focused index such as the AMEX Oil &Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, American Balanced V.I. Fund, Basic Value V.I. Fund, Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund, Small Cap Value V.I. Fund, Utilities and Telecommunications V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay

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 a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

Options on Securities and Securities Indices

 Purchasing Options. The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund, Small Cap Value V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund are each authorized to purchase put options on securities held in its portfolio or securities indices that are correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the “option premium”) the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the “exercise price”) on or before a specified date (the “expiration date”), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund’s risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option’s expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Large Cap Core V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund, Small Cap Value V.I., Utilities and Telecommunications V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund and Large Cap Value V.I. Fund are each authorized to purchase call options on securities it intends to purchase or securities or interest rate indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities or interest rate index increases beyond a specified level on or before the expiration date, in the case of an option on a securities or interest rate index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an “anticipatory hedge”). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

 Writing Options. The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, Developing Capital Markets V.I. Fund, Small Cap Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Focus Twenty V.I. Fund and Large Cap Value V.I. Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When a

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 Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

The American Balanced Basic Value V.I. Fund, Small Cap Value V.I. Fund, Core Bond V.I. Fund, Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options — for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a “spread”).

Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

 Other than with respect to closing transactions, a Fund will only write call or put options that are “covered.” A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in “Risk Factors in Options, Futures, and Currency Instruments” below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter (“OTC”) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions” below.

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Futures

 The American Balanced V.I. Fund, Basic Value V.I. Fund, Small Cap Value V.I. Fund, Core Bond V.I. Fund, Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Core V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Focus Twenty V.I. Fund and Large Cap Value V.I. Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The sale of a futures contract limits a Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

 In order to comply with current applicable regulations of the Commodity Futures Trading Commission (“CFTC”) pursuant to which a Fund avoids being deemed a “commodity pool operator”, a Fund is limited in its futures trading activities to positions which constitute bona fide hedging positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of a Fund’s assets.

Swaps

     The Core Bond V.I. Fund, Global Allocation V.I. Fund, Government Bond V.I. Fund and High Current Income V.I. Fund may enter into swap agreements, including interest rate and index swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of a Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of a Fund’s assets.

     A Fund may also enter into credit default swap agreements. The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically

17

must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps may involve more risk than if a Fund had invested in the reference obligation directly.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Foreign Exchange Transactions

 The Basic Value V.I. Fund, Small Cap Value V.I. Fund, Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund, American Balanced V.I. Fund and Large Cap Value V.I. Fund may each engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See “Futures” above.

The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions” below.

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No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged. There can be no assurance that a fund will be able to enter into hedging transactions or that such transactions, if attempted, will be effective.

Risk Factors in Hedging Foreign Currency Risks. While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when adverse movements in currency exchange rates occur.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available or cost-effective (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Derivate Instruments

Use of derivatives for hedging purposes involves the risk of imperfect correlation in movements in the value of the derivatives and the value of the instruments being hedged. If the value of the derivatives moves more or less than the value of the hedged instruments, a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

Each Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

 Certain transactions in derivatives (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

 Certain derivatives traded in OTC markets, including indexed securities, OTC options, and swaps, may involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

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The staff of the SEC has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund’s outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a “primary dealer” by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying security minus the option’s exercise price).

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Derivatives

 No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Risks of High Yield Securities

 The American Balanced V.I. Fund, Core Bond V.I. Fund, Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund and High Current Income V.I. Fund may invest a substantial portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the Developing Capital Markets V.I. Fund and High Current Income V.I. Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividend to shareholders.

High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and

20

sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices a Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund’s portfolio securities than in the case of securities trading in a more liquid market.

Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of a Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

Sovereign Debt. The junk bonds in which the American Balanced V.I. Fund, Core Bond V.I. Fund, Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund and High Current Income V.I. Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

Insurance Law Restrictions

 In order for shares of the Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

The New York insurance law requires that investments of each Fund be made with the degree of care of an “ordinarily prudent person.” The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

Other Considerations

 The Investment Adviser will use its best efforts to assure that each Fund complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

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INVESTMENT RESTRICTIONS

 The Company has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of the assets of the Funds and their activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Fund affected (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares present at a meeting at which more than 50% of the outstanding shares of the affected Fund are represented or (ii) more than 50% of the outstanding shares of the affected Fund). The investment objective of each Fund is non-fundamental, and as such, may be changed by the Company’s Board of Directors, except that the investment objectives of the American Balanced V.I. Fund and Developing Capital Markets V.I. Fund are fundamental, and as such may not be changed without the approval of the holders of a majority of the outstanding shares of each such Fund.

Restrictions Applicable to the Domestic Money Market V.I. Fund

The Domestic Money Market V.I. Fund may not purchase any security other than money market and other securities described under “Investment Objectives and Policies” in the Domestic Money Market V.I. Fund’s Prospectus. In addition, the Domestic Money Market V.I. Fund may not purchase securities of foreign issuers (including Eurodollar and Yankeedollar obligations). In addition, the Domestic Money Market V.I. Fund may not:

(1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 10% limitation.

(2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management. (3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

(3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

(4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

(5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combination thereof.

(7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed the making of a loan.

 (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the SEC and the Company’s Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

(9) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

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(10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund’s total assets, taken at market value at the time thereof. Although the Fund has the authority to mortgage, pledge or hypothecate more than 10% of its total assets under this investment restriction (10), as a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

(11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

(13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

(14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund’s total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

(15) enter into reverse repurchase agreements if, as a result thereof, the Fund’s obligations with respect to reverse repurchase agreements would exceed one-third of the Fund’s net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

(16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

Restrictions Applicable to the Reserve Assets V.I. Fund

The Reserve Assets V.I. Fund may not purchase any security other than money market and other securities described under “Investment Objectives and Policies” in the Prospectus for the Reserve Assets V.I. Fund. In addition, the Reserve Assets V.I. Fund may not:

(1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 10% limitation.

(2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

(3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

(4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

(5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

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(7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly-distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed the making of a loan.

 (8) lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the SEC and the Company’s Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

(9) borrow amounts in excess of 20% of its total assets, taken at market value and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

(10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund’s total assets, taken at market value at the time thereof. As a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

(11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

(13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities.

(14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund’s total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

(15) enter into reverse repurchase agreements if, as a result thereof, the Fund’s obligations with respect to reverse repurchase agreements would exceed one-third of the Fund’s net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

(16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

Restrictions Applicable to each of the Funds (Except the Domestic Money Market V.I. Fund and the Reserve Assets V.I. Fund)

Under the Funds’ fundamental investment restrictions, none of the Funds (unless noted otherwise below) may:

1. Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.(1)

2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).(2)

24

3. Make investments for the purpose of exercising control or management.(3)

4. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

6. Issue senior securities to the extent such issuance would violate applicable law.

7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

9. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Under the Funds’ non-fundamental investment restrictions, none of the Funds (unless noted otherwise below) may:

a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law or as may be permitted in the Prospectus or this Statement of Additional Information. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

 b. Make short sales of securities or maintain a short position, except to the extent permitted under the Prospectus and Statement of Additional Information for the Focus Twenty V.I. Fund and Small Cap Value V.I. Fund and by applicable law. No Fund, other than the Focus Twenty V.I. Fund and Small Cap Value V.I. Fund, currently intends to engage in short sales or maintain a short position, except for short sales “against the box,” and Global Allocation V.I. Fund may make share sales that are covered by securities convertible or exchangeable into the security which is being sold short.”(4)

c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors of the Company are not subject to the limitations set forth in this investment restriction.

25

d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund’s total assets; included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.(5)

e. Invest in securities of companies having a record, together with predecessors, of less than three years of continuous operation, except to the extent permitted under applicable law. This restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.(5)

f. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the officers and general partner of the Investment Adviser, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.(5)

g. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.(5)

h. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

 i. Notwithstanding fundamental investment restriction number 7 above, borrow amounts in excess of 5% (20% in the case of the Developing Capital Markets V.I. and Fundamental Growth V.I. Funds, 10% in the case of the Global Allocation V.I. Fund and Government Bond V.I. Fund and 33 1/3% in the case of the Global Growth V.I. Fund, Focus Twenty V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund) of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares; provided, however, that the Large Cap Core V.I. Fund and Large Cap Value V.I. Fund also may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.(6)

j. Pledge greater than 10% (20% in the case of the Developing Capital Markets V.I. Fund) of its total assets, taken at market value at the time of the pledge. For the purpose of this restriction, collateral arrangements with respect to (i) transactions in options, foreign currency contracts, futures contracts and options on futures contracts and (ii) initial and variation margin are not deemed to be a pledge of assets.(7)

k. Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value, at the time of the loan.

l. In the case of each of the American Balanced V.I. Fund, Basic Value V.I. Fund, Small Cap Value V.I. Fund, High Current Income V.I. Fund, Core Bond V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund and Large Cap Value V.I. Fund, invest in the securities of foreign issuers, except that each such Fund may invest in securities of foreign issuers if at the time of acquisition no more than 10% (20% in the case of American Balanced V.I. Fund, 25% in the case of Basic Value V.I. Fund, 30% in the case of High Current Income V.I. Fund and Small Cap Value V.I. Fund and no limit in the case of Developing Capital Markets V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund and Utilities & Telecommunication V.I. Fund) of its total assets, taken at market value at the time of the investment, would be invested in such securities. Consistent with the general policy of the SEC, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer’s securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated. See “Other Portfolio Strategies-Foreign Securities” in the Prospectus.(8)

(footnotes on next page)

26

(1)	The Developing Capital Markets V.I., Focus Twenty V.I., Global Allocation V.I. and Index 500 V.I., Funds are classified as non-diversified investment companies under the Investment Company Act, and therefore this restriction is not applicable to those Funds.
(2)	For purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry, and utilities will be divided according to their services; for example, gas, gas transmission, electricity, telecommunications and water each will be considered a separate industry for purposes of this restriction. In addition, this restriction will not restrict (i) the Utilities and Telecommunications V.I. Fund, under normal circumstances, from investing 65% or more of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries (i.e., electricity, telecommunications, gas or water).
(3)	In the case of the Global Allocation V.I. Fund, American Balanced V.I. Fund, Basic Value V.I. Fund, Developing Capital Markets V.I. Fund, Utilities and Telecommunications V.I. Fund, Small Cap Value V.I. Fund, Global Growth V.I. Fund, Focus Twenty V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund, investments in wholly-owned investment entities created under the laws of certain countries will not be deemed to be the making of investments for the purpose of exercising control or management.
(4)	The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, Developing Capital Markets V.I. Fund, Fundamental Growth V.I. Fund, Global V.I. Fund, Global Growth V.I. Fund, Large Cap Core V.I. Fund, allocation Utilities and Telecommunications V.I. Fund and Small Cap Value V.I. Fund may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.
(5)	This restriction is not applicable to the Global Allocation V.I. Fund, Global Growth V.I. Fund, Focus Twenty Fund V.I., Fundamental Growth V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund.
(6)	In addition, the American Balanced V.I., Basic Value V.I., Developing Capital Markets V.I., SmallCap Value V.I., Global Allocation V.I., High Current Income V.I., Core Bond V.I., Large Cap Core V.I., Large Cap Value V.I. and Fundamental Growth V.I. Funds will not purchase securities while borrowings are outstanding, except, in the case of the Developing Capital Markets V.I. Fund, (a) to honor prior commitments or (b) to exercise subscription rights where outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The Global Allocation V.I., Utilities and Telecommunications V.I., Global Growth V.I., Focus Twenty V.I., Large Cap Core V.I. and Large Cap Value V.I. Funds will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.
(7)	The Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Focus Twenty V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund are permitted to pledge their assets to secure borrowings.
(8)	Notwithstanding this restriction, the Core Bond V.I. Fund may invest up to 25% of its total assets in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock Exchange. The Board of Directors continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors may adopt guidelines and delegate to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board has determined that securities which are freely tradeable in their primary market offshore should be deemed liquid. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

In addition, (i) the American Balanced V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) (“Net Assets”) in U.S. Securities, (ii) the Core Bond V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 90% of its Net Assets in fixed-income securities, (iii) the Developing Capital Markets V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in securities of companies in Smaller Capital Markets as defined by the Fund, (iv) the Government Bond V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies and instumentalities, (v) the Index 500 V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in the common stocks represented in the S&P 500 Composite Stock Price Index and in derivative instruments linked to the S&P 500, (vi) the Large Cap Core V.I. Fund has adopted a non-fundamental policy to invest under normal circumstances, at least 80% of its Net Assets in equity securities of large cap companies as defined by the Fund, (vii) the Large Cap Value V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances at least 80% of its Net Assets in equity securities of large cap companies as defined by the Fund and (viii) the Utilities and Telecommunications V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity and debt securities issued by utility companies as defined by the Fund (which includes telecommunications companies). The Company will provide the shareholders of any such Fund with at least 60 days prior notice of any change in the relevant Fund’s non-fundamental policy described in the preceding sentence.

In addition, to comply with tax requirements for qualification as a “regulated investment company,” each Fund’s investments will be limited in a manner such that, at the close of each quarter of each fiscal year, (a) no more than 25% of each Fund’s total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of each Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. For purposes of this restriction, each Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each

27

public authority which issues securities on behalf of a private entity a separate issuer, except that if the security is backed only by the assets and revenues of a non-governmental entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. These tax-related limitations may be changed by the Board of Directors of each Fund to the extent necessary to comply with changes to the Federal tax requirements.

Over-The-Counter Options

 The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Company has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund’s existing OTC options on futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying security minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Directors of the Company without the approval of the Company’s shareholders. However, the Company will not change or modify this policy prior to the change or modification by the SEC staff of its position.

28

MANAGEMENT OF THE COMPANY

Directors and Officers

     The Directors of the Company consist of nine individuals, eight of whom are not “interested persons” of the Company as defined in the Investment Company Act. The Directors are responsible for the overall supervision of the operations of the Company and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Each non-interested Director is a member of the Company’s Audit Committee (“Audit Committee”). The principal responsibilities of the Committee are to (i) recommend to the board the selection, retention or termination of the Company’s independent auditors; (ii) review with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discuss with the independent auditors certain matters relating to the Company’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) ensure that the independent auditors submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Company’s independent auditors and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent auditor’s independence; and (v) consider the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Company’s accounting and financial reporting policies and practices and internal controls. The Board of the Company has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Directors. The Committee generally will not consider nominees recommended by shareholders. The Committee has retained independent legal counsel to assist them in connection with these duties.

Biographical Information. Certain biographical and other information relating to the non-interested Directors of the Company is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser and its affiliate, Fund Asset Management, L.P. (“FAM”), (“MLIM/FAM-advised Funds”) and other public directorships.

Name, Address and Age of Directors	Position(s) Held with the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
James H. Bodurtha (57) 36 Popponesset Road Cotuit, Massachusetts 02635	Director	Director since 2002	Director and Executive Vice President, The China Business Group, Inc., since 1996; Director, The Cahoon Museum of American Art since 1999; Chairman and Chief Executive Officer, China Enterprise Management Corporation from 1993 to 1996; Chairman, Berkshire Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993.	34 registered investment companies consisting of 41 portfolios	None

29

Name, Address and Age of Directors	Position(s) Held with the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Joe Grills (67) P.O. Box 98 Rapidan, Virginia 22733	Director	Director since 1994	Member of the Committee of Investment of Employee Benefit Assets of the Association of Financial Professionals (“CIEBA”) since 1986; Member of CIEBA’s Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Corporation (“IBM”) and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund since 1997; Member of the Investment Advisory Committee of the Howard Hughes Medical Institute from 1997 to 2000; Director, Duke Management Company since 1992 and Vice Chairman since 1998; Director, LaSalle Street Fund from 1995 to 2001; Director, Kimco Realty Corporation since 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998; Director, Montpelier Foundation since 1998; Member of the Investment Committee of the Woodberry Forest School since 2000; Member of the Investment Committee of the National Trust for Historic Preservation since 2000.	32 registered investment companies consisting of 52 portfolios	Kimco Realty Corporation

Herbert I. London (62) 2 Washington Square Village New York, New York 10012	Director	Director since 2002	John M. Olin Professor of Humanities, New York University since 1993 and professor thereof since 1980; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Director, Damon Corporation from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993; Limited Partner Hypertech LP since 1996.	34 registered investment companies consisting of 41 portfolios	None

André F. Perold (49) Morgan Hall, Soldiers Field Boston, Massachusetts 02163	Director	Director since 2002	Harvard Business School: George Gund Professor of Finance and Banking since 2000; Finance Area Chair since 1996; Sylvan C. Colemen Professor of Financial Management from 1993 to 2000; Trustee, Commonfund since 1989; Director, Genbel Securities Limited and Gensec Bank since 1999; Director, Gensec Asset Management since 2000; Director, Stockback.com since 2000; Director, Sanlam Investment Management from 1999 to 2001; Director Bulldogresearch.com from 2000 to 2001; Director, Quantec Limited from 1991 to 1999.	34 registered investment companies consisting of 41 portfolios	None

30

Name, Address and Age of Directors	Position(s) Held with the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Roberta Cooper Ramo (59) P.O. Box 2168 500 Fourth Street, N.W. Albuquerque, New Mexico 87107	Director	Director since 2002	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. since 1993. President, American Bar Association from 1995 to 1996 and Member of the Board of Governors thereof from 1994 to 1997; Partner, Poole, Kelly & Ramo, Attorneys at Law, P.C. from 1977 to 1993; Director, Coopers, Inc. since 1999; Director of ECMC Group (provider of services to students, schools and lenders) since 2001; Director, United New Mexico Bank (now Wells Fargo) from 1983 to 1988; Director, First National Bank of New Mexico (now First Security) from 1975 to 1976.	34 registered investment companies consisting of 41 portfolios	None

Robert S. Salomon, Jr. (65) 106 Dolphin Cove Quay Stamford, Connecticut 06902	Director	Director since 1997	Principal of STI Management (investment adviser) since 1994; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers equity mutual funds from 1992 until 1995; regular columnist with Forbes Magazine since 1992; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991; Trustee, Commonfund from 1980 to 2001.	17 registered investment companies consisting of 38 portfolios	None

Melvin R. Seiden (71) 780 Third Avenue 25th Floor New York, New York 10017	Director	Director since 1981	Director of Silbanc Properties, Ltd. (real estate, consulting and investment) since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.	17 registered investment companies consisting of 38 portfolios	None

Stephen B. Swensrud (68) 88 Broad Street, 2nd Floor Boston, Massachusetts 02110	Director	Director since 1983	Chairman of Fernwood Associates (investment adviser) since 1996; Principal, Fernwood Associates (financial consultants) since 1975; Chairman of R.P.P. Corporation (manufacturing company) since 1978; Director of International Mobile Communications, Inc. (telecommunications company) since 1998.	43 registered investment companies consisting of 90 portfolios	None

*	Each Director serves until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Company’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.

Certain biographical and other information relating to the Director who is an officer and an “interested person” of the Company as defined in the Investment Company Act (the “interested Director”) and to the other officers of the Company is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-advised Funds and Public directorships held.

31

Name, Address and Age of Director	Position(s) Held with the Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Terry K. Glenn (61)* PO Box 9011 Princeton, New Jersey 08543-9011	Director and President	Director since 1999;** President since 1999***	Chairman (Americas Region) since 2001, and Executive Vice President since 1983 of FAM and MLIM (the terms FAM and MLIM, as used herein, include their corporate predecessors); President of Merrill Lynch Mutual Funds since 1999; President of FAM Distributors, Inc. (“FAMD”) since 1986 and Director thereof since 1991; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) since 1993; President of Princeton Administrators, L.P. since 1998; Director of Financial Data Services, Inc. since 1985.	127 registered investment companies consisting of 184 portfolios	None

*	Each Director serves until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Company’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.
**	Mr. Glenn is a Director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an “interested person,” as defined in the Investment Company Act of the Company based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P.
***	Elected by and serves at the pleasure of the Board of Directors of the Company.

Officers of the Company. The Board of Directors has elected 23 officers of the Company. The following sets forth information concerning each of these officers.

Name, Address* and Age of Officers	Position(s) Held with the Fund and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Kathleen Anderson (42)	Portfolio Manager since 2001	Associate Portfolio Manager of the Investment Adviser since 1998; Research Analyst of the Investment Adviser from 1993 to 1998.	1 registered investment company consisting of 2 portfolios	None

R. Elise Baum (41)	Senior Vice President since 2000, Portfolio Manager since 2000	Managing Director of the Investment Adviser Since 2000; First Vice President of the Investment Adviser from 1999 to 2000; Director of the Investment Adviser From 1997 to 1999; Vice President of the Investment Adviser from 1995 to 1997.	1 registered investment company consisting of 2 portfolios	None

Donald C. Burke (41)	Vice President since 1993, Treasurer since 1999	First Vice President of FAM and MLIM since 1997 and the Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton since 1999; Vice President of FAMD since 1999. Vice President of FAMD since 1999; Vice President of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since 1990.	128 registered investment companies consisting of 185 portfolios	None

Walter Cuje (43)	Senior Vice President since 2001, Portfolio Manager since 2001	First Vice President of the Investment Adviser Since 1997; Associate Portfolio Manager of the Investment Adviser Since 1993; Vice President of the Investment Adviser From 1991 to 1997.	1 registered investment company consisting of 3 portfolios	None

32

Name, Address* and Age of Officers	Position(s) Held with the Fund and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
Robert C. Doll, Jr. (47)	Senior Vice President since 1999, Portfolio Manager since 2000	President of the Investment Adviser and FAM since 2001; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice President From 1999 to 2001; Director of Princeton Services since 2001; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.	51 registered investment companies consisting of 75 portfolios

Gareth Fielding (39)	Senior Vice President since 2001	Director (Global Fixed Income) of MLIM Since 1998; Senior Portfolio Manager, J.P. Morgan from 1991 to 1998.	1 registered investment company consisting of 2 portfolios	None

Lawrence R. Fuller (61)	Senior Vice President since 1993, Portfolio Manager since 2002	First Vice President of the Investment Adviser Since 1997.	3 registered investment companies consisting of 7 portfolios	None

Michael S. Hahn (34)	Portfolio Manager since 2000	Associate Portfolio Manager of the Investment Adviser Since 1999; Portfolio Manager and Analyst for the PBHG family of Mutual Funds from 1996 to 1999.	3 registered investment companies consisting of 3 portfolios	None

Bryan N. Ison (46)	Senior Vice President since 2001, Portfolio Manager since 2001	First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997.	1 registered investment company consisting of 3 portfolios	None

Pactrick Maldari(40)	Portfolio Manager since 2002	Managing Director of Americas Fixed Income for Merrill Lynch Investment Managers since 2000; Director of Fixed-Income Institutional Business from 1997-2000.	5 registered investment companies consisting of 8 portfolios	None

Robert J. Martorelli (44)	Senior Vice President since 2002, Portfolio Manager since 2000	First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1987 to 1997.	3 registered investment companies consisting of 4 portfolios	None

Kevin J. McKenna (45)	Senior Vice President since 1993	First Vice President of the Investment Adviser Since 1997; Vice President of the Investment Adviser from 1985 to 1997.	4 registered investment companies consisting of 4 portfolios	None

Nicholas Moakes (37)	Portfolio Manager since 2001	Portfolio Manager of MLAM UK Since October 2001; Director of MLIM Since January 2000; Member of Global Emerging Markets Team since October 1997; Head of Asian Research At Natwest Securities Asia From 1995 to June 1997.	3 registered investment companies consisting of 6 portfolios	None

Robert F. Murray (44)	Senior Vice President since 1998, Portfolio Manager since 1998	Vice President of the Investment Adviser since 1993. Employed by the Investment Adviser since 1989.	3 registered investment company consisting of 2 portfolios	None

33

Name, Address* and Age of Officers	Position(s) Held with the Fund and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds Overseen	Public Directorships
James Pagano (39)	Portfolio Manager since 2002	Senior Fixed Income Analyst since 1998; Risk Manager from 1997 to 1998.	5 registered investment companies consisting of 8 portfolios	None

Josephine Ragni (33)	Portfolio Manager since 2001	Portfolio Manager of Merrill Lynch Asset Management UK. Limited (“MLAM UK”) Since October 2001; Vice President of Merrill Lynch Investment Managers Limited (MLIM) (An Affiliate of the Investment Adviser and Subadviser) and Member of the Emerging Markets Global Strategy Group since January 1998; Equity Analyst and Fund Manager with Foreign & Colonial from 1993 Through 1997.	1 registered investment company consisting of 2 portfolios	None

Kevin Rendino (35)	Senior Vice President since 1993, Portfolio Manager since 2002	First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser since December 1993; Senior Research Analyst From 1990 to 1992; Corporate Analyst from 1988 to 1990.	3 registered investment company consisting of 4 portfolios	None

Jacqueline Rogers (44)	Vice President since 2000, Portfolio Manager since 2000	Vice President of the Investment Adviser since 1986.	1 registered investment company consisting of 3 portfolios	None

Kurt Schansinger (41)	Senior Vice President since 2001, Portfolio Manager since 2001	First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser From January 1996 to 1997. Prior to Joining the Investment Adviser, Mr. Schansinger Spent 12 Years with Oppenheimer Capital, where he rose to Senior Vice President.	1 registered investment company consisting of 3 portfolios	None

Robert M. Shearer (46)	Senior Vice President since 2000, Portfolio Manager since 2000	First Vice President of the Investment Adviser since January 1998; Vice President from 1997 to 1998; Vice President and Assistant Portfolio Manager at David L. Babson and Company, Incorporated from 1996 to 1997; Vice President/Section Manager at Concert Capital Management from 1993 to 1996.	2 registered investment companies consisting of 5 portfolios	None

David Soden (39)	Portfolio Manager since 2001	Portfolio Manager of MLAM UK since October 2001; Team Leader and Investment Officer of Global Emerging Markets Team since 1996 and Managing Director of MLIM since April 1998.	2 registered investment companies consisting of 5 portfolios	None

Dennis W. Stattman (50)	Senior Vice President since 2001, Portfolio Manager since 2001	First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1989 to 1997.	1 registered investment company consisting of 3 portfolios	None

Stephen Benham (42)	Secretary since 2002	Vice President (Legal Advisory) of the Investment Adviser since 2000; Associate, Kirkpatrick & Lockhart LLP from 1997 to 2000.		None

*	The address of each officer is P.O. box 9011, Princeton, New Jersey 08543-9011.
**	Elected by and serves at the pleasure of the Board of Directors of the Company.

34

 As of March 30, 2002, the Directors and officers of the company as a group (33 persons) owned an aggregate of less than 1% of the outstanding shares of the company. At such date, Mr. Glenn, President and a Director of the company, and the other officers of the Company, owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co. (“ML & Co.”)

Compensation of Directors

Pursuant to the terms of the investment advisory agreements between MLIM and the Funds (the “Investment Advisory Agreements”), the Investment Adviser pays all compensation of officers and employees of the Company as well as the fees of all Directors of the Company who are affiliated persons of ML & Co. or its subsidiaries.

     The Company pays each Director not affiliated with the Investment Adviser (each a “non-interested Director”) an annual fee of $13,800 plus a fee of $2,800 for each meeting attended, together with such Director’s actual out-of-pocket expenses relating to attendance at meetings. The Company also compensates members of its Audit and Nominating Committee (the “Committee”), which consists of all of the non-interested Directors, with a fee of $13,800 per year. The Chairman of the Audit Committee is paid an additional annual fee of $2,800.

     The following table sets forth the compensation paid by the Company to the non-interested Directors for the calendar year ended December 31, 2001 and the aggregate compensation paid to them by all investment companies (including the Company) advised by the Investment Adviser and its affiliate, FAM (“MLIM/FAM-advised funds”), for the calendar year ended December 31, 2001:

Name of Director	Compensation from Company	Pension or Retirement Benefit Accrued as Part of Company Expenses	Aggregate Compensation from Company and MLIM/FAM- Advised Funds(1)
James H. Bodurtha(1)	$ 0	None	$160,000
Herbert I. London(1)	$ 0	None	$160,000
André F. Perold(1)	$ 0	None	$160,000
Roberta Cooper Ramo(1)	$ 0	None	$160,000
Melvin R. Seiden	$50,000	None	$222,000
Stephen B. Swensrud	$50,000	None	$406,083
Joe Grills	$50,000	None	$259,500
Robert S. Salomon, Jr.	$50,000	None	$222,000

(1)	Messrs. Bodurtha, London and Perold and Ms. Ramo were elected Directors of the Company on April 15, 2002.

Share Ownership. Information relating to share ownership by each Director of the Company as of December 31, 2001 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity in the Company	Aggregate Dollar Range of Securities in All Registered Funds Overseen by Director in Merrill Lynch Family of Funds
Interested Director:
Terry K. Glenn	$10,001-$50,000	over $100,000
Non-Interested Directors:
James H. Bodurtha		$$50,001-$100,000
Herbert I. London		$$50,001-$100,000
André F. Perold	$	over $100,000
Roberta Cooper Ramo		$$0
Melvin R. Seiden		$$1-$10,000
Stephen B. Swensrud		$$0
Joe Grills	$	over $100,000
Robert S. Salomon, Jr.		$$0

35

 As of March 30, 2002, none of the Directors of the Company nor any of their immediate family members owned beneficially or of record any securities of Merrill Lynch & Co., Inc. (“ML & Co.”).

At a meeting of the Board of Directors held on April 10, 2002, the Board approved the continuation of the Funds’ Investment Advisory Agreements (as hereinafter defined) for an additional year. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Funds by the Investment Adviser under the Investment Advisory Agreements, as well as other services provided by the Investment Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Investment Adviser and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds. The Board also considered the Investment Adviser’s costs of providing services, and the direct and indirect benefits to the Investment Adviser from its relationship with the Funds. The benefits considered by the Board included not only the Investment Adviser’s compensation for investment advisory services under the Investment Advisory Agreement, but also compensation paid to the Investment Adviser or its affiliates for other non-advisory services provided to the Funds. The Directors also considered the Investment Adviser’s access to research services from brokers to which the Investment Adviser may have allocated Fund brokerage in a “soft dollar” arrangement. In connection with its consideration of the Investment Advisory Agreement, the Board also compared each Fund’s advisory fee rate, expense ratios and historical performance to those of comparable funds. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in any economies of scale that the Investment Adviser may experience as a result of growth in a Fund’s assets. The Board also reviewed materials supplied by the Funds’ counsel and counsel to the non-interested Directors that were prepared for use by the Board in fulfilling its duties under the Investment Company Act and state law.

Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by the Investment Adviser to the Funds and that the management fee rate was reasonable in relation to such services. The non-interested Directors were represented by independent counsel who assisted the non-interested Directors in their deliberations.

Code of Ethics

 The Board of Directors of the Company has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Company, the Company’s Investment Adviser, MLAM U.K. and the Distributor. The Code of Ethics significantly restricts the personal investing activities of all employees of the Investment Adviser and Distributor and, as described below, imposes additional more onerous restrictions on fund investment personnel.

The Code of Ethics requires that all employees of the Investment Adviser and Distributor preclear any personal securities investments (with limited exceptions, such as mutual funds, high-quality short-term securities and direct obligations of the U.S. government). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser and Distributor include a ban on acquiring any securities in a “hot” initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Code of Ethics provides for trading “blackout periods” which prohibit trading by investment personnel of the Company within seven calendar days before or after trading by the Company in the same or an equivalent security.

INVESTMENT ADVISORY ARRANGEMENTS

The Company has entered into nine separate investment advisory agreements (the “Investment Advisory Agreements”) relating to the Funds with Merrill Lynch Investment Managers, L.P., the Investment Adviser, a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The Investment Adviser or its affiliate, Fund Asset Management, L.P. (“FAM”), currently acts as the investment adviser to over 100 other registered investment

36

companies. The Investment Adviser also offers portfolio management and portfolio analysis services to individuals and institutions. As of March 2002, FAM and the Investment Adviser had a total of $517 billion in investment company and other portfolio assets under management, including selected accounts of certain affiliates of the Investment Adviser.

     The principal executive officers and directors of the Investment Adviser are Terry K. Glenn, Chairman (Americas Region) and Executive Vice President; Robert C. Doll, Jr., President; Philip L. Kirstein, General Counsel; Debra W. Landsman-Yaros, Senior Vice President; Stephen M. M. Miller, Senior Vice President; Donald C. Burke, First Vice President, Treasurer and Director of Taxation; and Mary E. Taylor, Head (Americas Region).

Securities held by any Fund may also be held by other funds for which MLIM or FAM acts as an adviser or by investment advisory clients of MLIM. If purchases or sales of securities for any Fund or other funds for which MLIM or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of MLIM or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

 Advisory Fee. As compensation for its services to the Company and its Funds, the Investment Adviser receives a fee at the end of each month from the Company at an annual rate of 1.00% of the average daily net assets of the Developing Capital Markets V.I. Fund, 0.85% of the average daily net assets of the Focus Twenty V.I. Fund, 0.75% of the average daily net assets of each of the Small Cap Value V.I. Fund, Global Growth V.I. Fund and Large Cap Value V.I. Fund, 0.65% of the average daily net assets of each of the Fundamental Growth V.I. Fund and Global Allocation V.I. Fund, 0.60% of the average daily net assets of each of the Basic Value V.I. Fund and Utilities and Telecommunications V.I. Fund, 0.55% of the average daily net assets of the American Balanced Fund V.I., 0.50% of the average daily net assets of the Government Bond V.I. Fund, 0.30% of the average daily net assets of the Index 500 V.I. Fund and at the following annual rates with respect to the other Funds:

Domestic Money Market V.I. Fund

Portion of average daily value of net assets of the Fund:
Advisory Fee
Not exceeding $1 billion	0.500%
In excess of $1 billion but not exceeding $2 billion	0.450%
In excess of $2 billion but not exceeding $3 billion	0.400%
In excess of $3 billion but not exceeding $4 billion	0.375%
In excess of $4 billion but not exceeding $7 billion	0.350%
In excess of $7 billion but not exceeding $10 billion	0.325%
In excess of $10 billion but not exceeding $15 billion	0.300%
In excess of $15 billion	0.290%

Reserve Assets V.I. Fund

Portion of average daily value of net assets of the Fund:
Advisory Fee
Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $750 million	0.425%
In excess of $750 million but not exceeding $1 billion	0.375%
In excess of $1 billion but not exceeding $1.5 billion	0.350%
In excess of $1.5 billion but not exceeding $2 billion	0.325%
In excess of $2 billion but not exceeding $2.5 billion	0.300%
In excess of $2.5 billion	0.275%

37

Large Cap Core V.I. Fund

Portion of average daily value of net assets of the Fund:
		Advisory Fee
Not exceeding $250 million		0.500%
In excess of $250 million but not exceeding $300 million		0.450%
In excess of $300 million but not exceeding $400 million		0.425%
In excess of $400 million		0.400%

Core Bond V.I. Fund and High Current Income V.I. Fund

Portion of aggregate average daily value of net assets of both Funds:
	Advisory Fee
	High Current Income V.I. Fund	Core Bond V.I. Fund
Not exceeding $250 million	0.55%	0.50%
In excess of $250 million but not exceeding $500 million	0.50%	0.45%
In excess of $500 million but not exceeding $750 million	0.45%	0.40%
In excess of $750 million	0.40%	0.35%

 These fee rates for the Core Bond V.I. Fund and High Current Income V.I. Fund are applied to the average daily net assets of each Fund, with the reduced rates shown below applicable to portions of the assets of each Fund to the extent that the aggregate average daily net assets of the combined Funds exceed $250 million $500 million and $750 million (each such amount being a “breakpoint level”). The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

The Investment Adviser and Merrill Lynch Life Agency, Inc. (“MLLA”) entered into two reimbursement agreements, dated April 30, 1985 and February 11, 1992 and amended effective October 9, 1997 (as so amended, the “Reimbursement Agreements”), that provide that the expenses paid by each Fund (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs, and excluding the distribution fees if any imposed on Class B shares of such Fund) will be limited to 1.25% of its average net assets. Any such expenses in excess of this percentage will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. The Reimbursement Agreements may be amended or terminated by the parties thereto upon prior written notice to the Company.

38

The following table shows the investment advisory fees paid to the Investment Adviser with respect to each Fund for the last three fiscal years:

	Fees Paid			Fees Waived			Net Fees
	For the Year Ended			For the Year Ended			For the Year Ended
	2001	2000	1999	2001	2000	1999	2001	2000	1999
American Balanced V.I. Fund*	$ 740,047	$ 836,447	$ 951,542	$ 0	$ 0	$ 0	$ —	$ —	$ —
Basic Value V.I. Fund**	7,729,370	6,662,612	5,383,645	0	0	0	—	—	—
Core Bond V.I. Fund***	2,261,063	2,224,619	2,403,511	0	0	0	—	—	—
Developing Capital Markets V.I. Fund****	428,203	963,678	773,462	26,461	137,854	327,133	401,742	825,824	446,329
Domestic Money Market V.I. Fund*****	2,652,686	2,190,273	2,215,648	0	0	0	—	—	—
Focus Twenty V.I. Fund******	314,193	91,044	N/A	837	3,725	N/A	313,356	87,319	N/A
Fundamental Growth V.I. Fund*******	390,445	67,606	N/A	0	3,250	N/A	—	64,356	N/A
Global Allocation V.I. Fund********	3,026,313	4,225,294	4,535,540	0	0	0	—	—	—
Global Growth V.I. Fund†	1,703,149	1,933,137	983,016	0	0	0	—	—	—
Government Bond V.I. Fund††	1,962,079	1,723,679	1,819,811	0	0	0	—	—	—
High Current Income V.I. Fund†††	1,976,039	2,148,487	2,396,737	0	0	0	—	—	—
Index 500 V.I. Fund††††	1,486,155	1,735,563	1,572,801	0	0	0	—	—	—
Large Cap Core V.I. Fund†††††	2,890,620	3,921,740	3,724,200	0	0	0	—	—	—
Large Cap Value V.I. Fund††††††	34,082	N/A	N/A	18,186	N/A	N/A	15,896	N/A	N/A
Reserve Assets V.I. Fund†††††††	81,250	98,917	104,515	0	0	0	—	—	—
Small Cap Value V.I. Fund††††††††	5,235,197	4,396,666	3,304,754	0	0	0	—	—	—
Utilities and Telecommunications V.I. Fund†††††††††	535,523	715,992	793,754	0	0	0	—	—	—

*	Formerly known as the American Balanced Fund.
**	Formerly known as the Basic Value Focus Fund.
***	Formerly known as the Core Bond Focus Fund.
****	Formerly known as the Developing Capital Markets Focus Fund.
*****	Formerly known as the Domestic Money Market Fund.
******	Formerly known as the Focus Twenty Select Fund.
*******	Formerly known as the Fundamental Growth Focus Fund.
********	Formerly known as the Global Allocation Focus Fund.
†	Formerly known as the Global Growth Focus Fund.
††	Formerly known as the Government Bond Fund.
†††	Formerly known as the High Current Income Fund.
††††	Formerly known as the Index 500 Fund.
†††††	Formerly known as the Large Cap Core Focus Fund.
††††††	Formerly known as the Large Cap Value Focus Fund. Commenced operations on April 23, 2001.
†††††††	Formerly known as the Reserve Assets Fund.
††††††††	Formerly known as the Small Cap Value Focus Fund.
†††††††††	Formerly known as the Utilities and Telecommunications Focus Fund.

     The Global Bond Focus and Natural Resources Focus Funds were liquidated on April 30, 2002.

The Investment Advisory Agreements relating to the Company’s Funds, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Directors of the Company or by a majority of the outstanding shares of the respective Funds, and (b) by a majority of the directors who are not parties to such contracts or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Board of Directors of the Company approved the continuation of the Investment Advisory Agreements relating to all Funds, at a meeting held on April 10, 2002. The Investment Advisory Agreements are not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the respective Funds.

The Investment Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Merrill Lynch Asset Management U.K. (“MLAM U.K.”), an indirect, wholly owned subsidiary of ML &Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds. For the fiscal years ended December 31, 2001, 2000 and 1999, the Investment Adviser paid no fees to MLAM U.K. pursuant to this agreement.

39

     The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company which are performed by such Insurance Companies.

     Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Company connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all Directors of the Company who are affiliated persons of ML & Co. or any of its affiliates. Each Fund pays all other expenses incurred in its operation, including a portion of the Company’s general administrative expenses allocated on the basis of the Fund’s asset size. Expenses that will be borne directly by the Funds include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal, state or foreign laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include directors’ fees, legal expenses, state franchise taxes, auditing services, costs of preparing, printing and mailing proxies, stock certificates, SEC fees, accounting costs and other expenses properly payable by the Company and allocable on the basis of size of the respective Funds. Certain accounting services are provided for the Company by the Investment Adviser and the Company reimburses the Investment Adviser for its costs in connection with such services. For the fiscal years ended December 31, 2001, December 31, 2000 and December 31, 1999, the amount of such reimbursement was $387,278, $1,603,722 and $1,210,726, respectively. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors has determined that this is an appropriate method of allocation of expenses. Certain accounting services are provided to the Company by State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street and the Company. The Company pays a fee for these services. In addition, the Company reimburses the Investment Adviser for the cost of other accounting services. The Distributor will pay certain promotional expenses of the Company incurred in connection with the offering of shares of the Company. Certain expenses will be financed by the Company pursuant to a distribution plan (described below) in compliance with Rule 12b-1 under the Investment Company Act.

Accounting Services. The Company entered into an agreement with State Street effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Company pays a fee for these services. Prior to January 1, 2001, the Investment Adviser provided accounting services to each Fund at their cost in connection with such services. The Investment Adviser continues to provide certain additional accounting services to each Fund at their cost.

During the Company’s fiscal year ended December 31, 2001, the total operating expenses attributable to the Class A Shares of the Company’s Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund’s average net assets were as follows: 0.78% of the Reserve Asset’s V.I. Fund’s average net assets, 0.51% of the Core Bond V.I. Fund’s average net assets, 0.58% of the High Current Income V.I. Fund’s average net assets, 0.53% of the Large Cap Core V.I. Fund’s average net assets, 1.65% of the Large Cap Value V.I. Fund’s average net assets, 0.83% of the SmallCap Value V.I. Fund’s average net assets, 0.40% of the Index 500 V.I. Fund’s average net assets, 0.68% of the American Balanced V.I. Fund’s average net assets, 0.57% of the Domestic Money Market V.I. Fund’s average net assets, 0.75% of the Global Allocation V.I. Fund’s average net assets, 0.68% of the Basic Value V.I.Fund’s average net assets, 0.71% of the Utilities and Telecommunications V.I. Fund’s average net assets, 1.21% of the Developing Capital Markets V.I. Fund’s average net assets, 0.59% of the Government Bond V.I. Fund’s average net assets, 0.88% of the Global Growth V.I. Fund’s average net assets, 0.79% of the Fundamental Growth V.I. Fund’s average net assets, and 1.10% of the Focus Twenty V.I. Fund’s average net assets.

During the Company’s fiscal year ended December 31, 2001, the total operating expenses attributable to the Class B Shares of the Funds (including the advisory fees paid to the Investment Adviser), before any fee waiver or reimbursement of a portion of such expenses, expressed as a percentage of each Fund’s average net assets, were as follows: 0.98% of the SmallCap Value V.I. Fund’s average net assets, 0.83% of the Basic Value V.I. Fund’s average net assets, and 1.36% of the Developing Capital Markets V.I. Fund’s average net assets.

40

The Funds have adopted a Distribution Plan (the “Plan”) with regards to the Class B Common Stock of each Fund, pursuant to Rule 12b-1 under the Investment Company Act. The Plan permits the Company to pay to each Insurance Company that enters into an agreement with the Company to provide distribution related services to Contract owners, a fee, at the end of each month, of up to 0.15% of the net asset value of the Class B Common Stock of each Fund held by such Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Company advertisements, sales literature and other promotional materials describing and/or relating to the Company and including materials intended for use within the Insurance Company, (c) holding seminars and sales meetings designed to promote the distribution of the Class B Shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Company and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Company and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Separate Accounts of the Insurance Company, (g) providing personal services and/or maintenance of the Separate Accounts with respect to Class B Shares of the Funds attributable to such accounts, and (h) financing any other activity that the Company’s Board of Directors determines is primarily intended to result in the sale of Class B Shares. For the fiscal year ended December 31, 2001, the Company paid an aggregate of $89,568 in fees pursuant to the Plan to various Insurance Companies providing services under the Plan.

DETERMINATION OF NET ASSET VALUE

 The net asset value of each class of shares of each Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on the prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is open on business days other than national holidays and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market V.I. and Reserve Assets V.I. Funds is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

Except with respect to securities held by the Domestic Money Market V.I. and Reserve Assets V.I. Funds having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Company; provided, however, that the Index 500 V.I. Fund will value its portfolio holdings which trade on the NASDAQ national market system at the last sale price prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by and under the authority of the Directors as the primary market. When a Fund writes an option, the amount of the premium received is recorded on the books as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, caps and floors, will be determined by obtaining dealer quotations. Futures contracts are valued at settlement price at the close of the applicable exchange. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued

41

interest. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation.

The Company has used pricing services, including Merrill Lynch Securities PricingSM Service (“MLSPS”), to value securities held by the High Current Income V.I. and Core Bond V.I. Funds and to value bonds held by other of the Company’s Funds. The Board of Directors of the Company has examined the methods used by the pricing services in estimating the value of securities held by the Funds and believes that such methods will reasonably and fairly approximate the price at which those securities may be sold and result in a good faith determination of the fair value of such securities; however, there is no assurance that securities can be sold at the prices at which they are valued. During the fiscal year ended December 31, 2001, the American Balanced V.I. Fund, Global Allocation V.I. Fund, High Current Income V.I. Fund, Government Bond V.I. Fund, Core Bond V.I. Fund and Utilities and Telecommunications V.I. Fund paid MLSPS $2,387, $651, $415, $2,613, $9,265 and $510 respectively.

Since the net investment income of the Domestic Money Market V.I. and Reserve Assets V.I. Funds (including realized gains and losses on its portfolio securities) is declared as a dividend each time the net income of the Funds are determined (see “Dividends and Taxes”), the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such determination and dividend declaration. The Board of Directors of the Company expects that the Domestic Money Market V.I. and Reserve Assets V.I. Funds will have a positive net income at the time of each determination. If for any reason the net income of either Fund is a negative amount (i.e., net realized and unrealized losses and expenses exceed interest income), that Fund will reduce the number of its outstanding shares. This reduction will be effected by having the Separate Accounts of the Insurance Companies proportionately contribute to the capital of the Fund the necessary shares that represent the amount of the excess upon such determination. It is anticipated that the Insurance Companies will agree to such contribution in these circumstances. Any such contribution will be treated as a negative dividend for purposes of the Net Investment Factor under the Contracts described in the Prospectus for the Contracts. See “Dividends and Taxes” for a discussion of the tax effect of such a reduction. This procedure will permit the net asset value per share of the Domestic Money Market V.I. and Reserve Assets V.I. Funds to be maintained at a constant value of $1.00 per share.

If in the view of the Board of Directors of the Company it is inadvisable to continue the practice of maintaining the net asset value of the Domestic Money Market V.I. and Reserve Assets V.I. Funds at $1.00 per share, the Board of Directors of the Company reserves the right to alter the procedure. The Company will notify the Insurance Companies of any such alteration.

Each of the Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund and Developing Capital Markets V.I. Fund may invest a substantial portion of its assets in foreign securities which are traded on days on which such Fund’s net asset value is not computed. On any such day, shares of such a Fund may not be purchased or redeemed since shares of a Fund may only be purchased or redeemed on days on which the Fund’s net asset value is computed.

Securities held by the Domestic Money Market V.I. and Reserve Assets V.I. Funds with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Domestic Money Market V.I. and Reserve Assets V.I. Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by either Fund or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors.

42

PORTFOLIO TRANSACTIONS AND BROKERAGE

None of the Company’s Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the execution of the Company’s portfolio transactions and allocation of brokerage. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

     If the securities in which a particular Fund of the Company invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasions, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads. Under the Investment Company Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company’s portfolio securities unless an exemptive order allowing such transactions is obtained from the SEC. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Company, including Merrill Lynch Government Securities Inc. (“GSI”), Merrill Lynch Money Markets Inc. (“MMI”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), may not serve as the Company’s dealer in connection with such transactions except pursuant to exemptive orders from the SEC, such as the one described below. However, affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis, subject to the Company’s policy of obtaining best price and execution. The Company may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act.

     The SEC has issued an exemptive order permitting the Company to conduct principal transactions with respect to the Domestic Money Market V.I. and Reserve Assets V.I. Funds with GSI and MMI in U.S. Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Funds available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Company that they will in no way, at any time, attempt to influence or control the activities of the Company or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Company no greater than their customary dealer spreads for transactions of the type involved. Certain court decisions have raised questions as to whether investment companies should seek to “recapture” brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Company would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Company and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Company will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the Investment Company Act, if the Directors should determine that recapture is in the best interests of the Company or otherwise required by developments in the law.

While the Investment Adviser seeks to obtain the most favorable net results in effecting transactions in the Funds’ portfolio securities, dealers who provide supplemental investment research of the Investment Adviser may receive orders for transactions by the Funds. Such supplemental research services ordinarily consist of assessments and analysis of the business or prospects of a company, industry or economic sector. If, in the judgment of the Investment Adviser, a particular Fund or Funds will be benefited by such supplemental research services, the Investment Adviser is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the

43

Investment Adviser under the Investment Advisory Agreements. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. For the fiscal year ended December 31, 2001, the Company paid brokerage commissions of $8,697,680, of which $1,102,551 was paid to Merrill Lynch. For the fiscal year ended December 31, 2001, the brokerage commissions paid to Merrill Lynch represented 12.68% of the aggregate brokerage commissions paid and involved 9.41% of the Company’s dollar amount of transactions involving payment of commissions during the year. For the fiscal year ended December 31, 2000, the Company paid brokerage commissions of $9,182,425, of which $1,193,800 was paid to Merrill Lynch. For the fiscal year ended December 31, 1999, the Company paid brokerage commissions of $8,760,050, of which $688,256 was paid to Merrill Lynch.

     The Company has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Company also has retained an affiliated entity of the Investment Adviser as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. For the fiscal year ended December 31, 2001, that affiliated entity received $23,552 in securities lending agent fees. That entity may, on behalf of a Fund, invest cash collateral received by that Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Investment Adviser or its affiliates.

PURCHASE OF SHARES

 The Company continuously offers shares of Class A Common Stock of each of the Funds and shares of Class B Common Stock of the Basic Value V.I. Fund, Developing Capital Markets V.I. Fund and the Small Cap Value V.I. Fund to the Insurance Companies at prices equal to the respective per share net asset value of the Funds. Princeton Funds Distributor, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares.

The Company will offer shares of Class B Stock in each of its other Funds to the Insurance Companies at the per share price of the Class A Common Stock of the corresponding Fund until such time as a share of Class B Common Stock is purchased, and thereafter, the Company will continuously offer shares of Class B Common Stock at prices equal to the respective per share net asset value of the Class B Common Stock of the Funds. The Distributor acts as the distributor of the shares. Net asset value is determined in the manner set forth under “Determination of Net Asset Value.”

The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise. Any order may be rejected by the Company or the Distributor.

REDEMPTION OF SHARES

The Company is required to redeem for cash all full and fractional shares of the Funds. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of portfolio securities or determination of the net asset value of each Fund is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of each Fund.

The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by a Fund at such time.

The Fund has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Fund with a

44

temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.

DIVIDENDS AND TAXES

Dividends

 The Company intends to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Domestic Money Market V.I. and Reserve Assets V.I. Funds, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market V.I. and Reserve Assets V.I. Funds (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market V.I. and Reserve Assets V.I. Funds are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds are declared and reinvested monthly in additional full and fractional shares of the respective Funds at net asset value. Dividends from net investment income of the Utilities and Telecommunications V.I. Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced V.I., Basic Value V.I., Developing Capital Markets V.I., SmallCap Value V.I., Global Allocation V.I., Global Growth V.I., Index 500 V.I., Large Cap Core V.I., Fundamental Growth V.I., Focus Twenty V.I. and Large Cap Value V.I. Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

     All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market V.I. and Reserve Assets V.I. Funds, are declared and distributed annually after the close of the Company’s fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

Under the Internal Revenue Code, each Fund of the Company will be treated as a separate corporation for federal income tax purposes and, thus, each Fund is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Funds. Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities. In addition, the Code requires that each Fund meet certain diversification requirements, including the requirement that not more than 25% of the value of a Fund’s total assets be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. Each of the Funds intends to comply with the above-described requirements.

On occasion, some amount of the dividends of the Domestic Money Market V.I. Fund or the Reserve Assets V.I. Fund for a fiscal year may constitute a return of capital, in which case such amount would be applied against and reduce the Separate Account’s tax basis in shares of such Fund. If such amount were to exceed the Separate Account’s tax basis for shares of the Domestic Money Market V.I. Fund or the Reserve Assets V.I. Fund, the excess would be treated as gain from the sale or exchange of such shares.

On occasion the net income of the Domestic Money Market V.I. Fund or the Reserve Assets V.I. Fund may be a negative amount as a result of a net decline in the value of the portfolio securities of the Fund which is in excess of the interest earned. Consequently, the Fund will reduce the number of its outstanding shares to reflect the negative net income. The adjustment may result in gross income to shareholders in excess of the net dividend

45

credited to such shareholders for a period. In such a case, such shareholders’ tax basis in the shares of the Domestic Money Market V.I. Fund or the Reserve Assets V.I. Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Such difference may be realized as a capital loss when the shares are liquidated.

Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

Certain Funds may invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities (“high yield securities”), as described in the Prospectus and in this Statement of Additional Information. Some of these high yield securities may be purchased at a discount and may therefore cause the Fund to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such high yield securities may be treated as dividends for Federal income tax purposes; in such case, if the issuer of such high yield securities is a domestic corporation, dividend payments by the Fund will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.

Certain Funds may invest up to 10% of their total assets in securities of closed-end investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company (“PFIC”) for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the “interest charge”), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under recent legislation, the Fund could elect to “mark to market” at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares over their adjusted basis and as ordinary loss any decrease in such value to the extent it did not exceed prior increases. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.

The Treasury Department has authority to issue regulations concerning the recharacterization of principal and interest payments with respect to debt obligations issued in hyperinflationary currencies, which may include the currencies of certain countries in which the Fund intends to invest. No such regulations have been issued.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action, and such change may apply retroactively.

DISTRIBUTION ARRANGEMENTS

 The Company has entered into a distribution agreement (the “Distribution Agreement”) with FAM Distributors, Inc. with respect to the sale of the Company’s shares, other than shares of the Class A Common Stock and Class B Common Stock of the Global Growth V.I. Fund, to the Distributor for resale to Insurance

46

Companies’ accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser.

The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

PERFORMANCE DATA

From time to time, the average annual total return and other total return data, as well as yield, of one or more of the Company’s Funds may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission. On December 6, 1996, the Government Bond V.I. Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund’s operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of the Government Bond V.I. Fund, the performance information set forth herein and in the Prospectus for the period prior to December 6, 1996 may not be indicative of future performance of the Fund.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period. Because no shares of Class B Common Stock of the Core Bond V.I. Fund, the High Current Income V.I. Fund and the Government Bond V.I. Fund were in issue prior to December 31, 2001, the yield information below relates to Class A Common Stock only. The yield for the 30-day period ended December 31, 2001 was 4.82% for the Core Bond V.I. Fund, 11.90% for the High Current Income V.I. Fund and 4.58% for the Government Bond V.I. Fund.

Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. The Fund’s total return and yield will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

On occasion, one or more of the Company’s Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, Business Week, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund’s relative performance for any future period.

 The Reserve Assets V.I. Fund and the Domestic Money Market V.I. Fund normally compute annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a

47

hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Funds may also include its yield in advertisements, calculated in the same manner as set forth above but including realized and unrealized gains and losses. The SEC also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

 Set forth below is average annual total return information for the shares of each of the Funds, other than the Large Cap Value V.I. Fund which as of the date of this Statement of Additional Information had not completed one calendar year of operations. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease total return.

AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return for Class A Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
AMERICAN BALANCED V.I. FUND:
One Year Ended December 31, 2001	-7.39%
Five Years Ended December 31, 2001	5.65%
Ten Years Ended December 31, 2001	7.21%

BASIC VALUE V.I. FUND:
One Year Ended December 31, 2001	4.26%
Five Years Ended December 31, 2001	13.43%
Inception* Through December 31, 2001	14.61%

CORE BOND V.I. FUND:
One Year Ended December 31, 2001	6.68%
Five Years Ended December 31, 2001	6.07%
Ten Years Ended December 31, 2001	6.55%

DEVELOPING CAPITAL MARKETS V.I. FUND:
One Year Ended December 31, 2001	1.47%
Five Years Ended December 31, 2001	-4.59%
Inception* Through December 31, 2001	-2.52%

DOMESTIC MONEY MARKET V.I. FUND:
One Year Ended December 31, 2001	3.89%
Five Years Ended December 31, 2001	5.03%
Inception* Through December 31, 2001	4.67%

48

Average Annual Total Return for Class A Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
FOCUS TWENTY V.I. FUND:
One Year Ended December 31, 2001	-69.24%
Inception* Through December 31, 2001	-62.89%

FUNDAMENTAL GROWTH V.I. FUND:
One Year Ended December 31, 2001	-18.12%
Inception* Through December 31, 2001	-14.59%

GLOBAL ALLOCATION V.I. FUND:
One Year Ended December 31, 2001	-8.86%
Five Years Ended December 31, 2001	4.03%
Inception* Through December 31, 2001	6.55%

GLOBAL GROWTH V.I. FUND:
One Year Ended December 31, 2001	-23.03%
Inception* Through December 31, 2001	-0.52%

GOVERNMENT BOND V.I. FUND:
One Year Ended December 31, 2001	7.04%
Five Years Ended December 31, 2001	6.78%
Inception* Through December 31, 2001	6.91	%
HIGH CURRENT INCOME V.I. FUND:
One Year Ended December 31, 2001	4.01%
Five Years Ended December 31, 2001	1.95%
Ten Years Ended December 31, 2001	6.96%

INDEX 500 V.I. FUND:
One Year Ended December 31, 2001	-12.28%
Five Years Ended December 31, 2001	10.29%
Inception* Through December 31, 2001	10.55%

LARGE CAP CORE V.I. FUND:
One Year Ended December 31, 2001	-7.39%
Five Years Ended December 31, 2001	9.42%
Ten Years Ended December 31, 2001	10.18%

RESERVE ASSETS V.I. FUND:
One Year Ended December 31, 2001	3.79%
Five Years Ended December 31, 2001	4.94%
Ten Years Ended December 31, 2001	4.52%

SMALL CAP VALUE V.I. FUND:
One Year Ended December 31, 2001	29.94%
Five Years Ended December 31, 2001	15.88%
Ten Years Ended December 31, 2001	13.60%

UTILITIES AND TELECOMMUNICATIONS V.I. FUND:
One Year Ended December 31, 2001	-14.02%
Five Years Ended December 31, 2001	8.03%
Inception* Through December 31, 2001	8.62%

*	Inception for the Class A Common Stock of the Basic Value V.I. Fund is July 1, 1993; Developing Capital Markets V.I. Fund is May 2, 1994; Domestic Money Market V.I. Fund is February 20, 1992; Focus Twenty V.I. Fund is July 10, 2000; Fundamental Growth V.I. Fund is April 3, 2000; Global Allocation V.I. Fund is February 28, 1992; Global Growth V.I. Fund is June 5, 1998; Government Bond V.I. Fund is May 2, 1994; Index 500 V.I. Fund is December 13, 1996; and Utilities and Telecommunications V.I. Fund is July 1, 1993.

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Average Annual Total Return for Class B Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
BASIC VALUE V.I. FUND:
One Year Ended December 31, 2001	4.05%
Inception** Through December 31, 2001	10.98%

DEVELOPING CAPITAL MARKETS V.I. FUND:
One Year Ended December 31, 2001	1.31%
Inception** Through December 31, 2001	-4.29%

SMALL CAP VALUE V.I. FUND:
One Year Ended December 31, 2001	29.72%
Inception** Through December 31, 2001	12.76%

**	Inception for the Class B Common Stock of the Basic Value V.I. Fund is November 3, 1997; Developing Capital Markets V.I. Fund is November 3, 1997; and Small Cap Value V.I. Fund is October 23, 1997.

ADDITIONAL INFORMATION

Under a separate agreement Merrill Lynch has granted the Company the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company, and the Company has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

 Effective on or about October 23, 2001, the Company may also do business as “Mercury Variable Series Funds, Inc.,” and each series may also do business using the “Mercury” name. The investment advisor, Merrill Lynch Investment Managers, L.P., and the investment subadviser, MLAM UK, each may also do business as “Mercury Advisors.”

Organization of the Company

 The Company was incorporated on October 16, 1981, and operations of the Reserve Assets V.I. Fund commenced on November 12, 1981. Operations of the Core Bond V.I., High Current Income V.I., Large Cap Core V.I. and SmallCap Value V.I. Funds commenced on April 20, 1982. American Balanced V.I. Fund commenced operations on June 1, 1988. The Domestic Money Market V.I. Fund and the Global Allocation V.I. Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value V.I. and Utilities and Telecommunications V.I. Funds commenced operations on July 1, 1993. The Developing Capital Markets V.I. Fund and Government Bond V.I. Fund commenced operations on May 2, 1994. The Index 500 V.I. Fund commenced operations on December 13, 1996. The Global Growth V.I. Fund commenced operations on June 5, 1998. The Fundamental Growth V.I. Fund commenced operations on April 3, 2000. The Focus Twenty V.I. Fund commenced operations on July 10, 2000. The Large Cap Value V.I. Fund commenced operations on April 23, 2001.

The authorized capital stock of the Company consists of 6,800,000,000 shares of Class A Common Stock, par value $0.10 per share, and 3,700,000,000 shares of Class B Common Stock, par value $0.10 per share. The shares of Class A and Class B Common Stock are each divided into seventeen classes designated Merrill Lynch American Balanced V.I. Fund Common Stock, Merrill Lynch Basic Value V.I. Fund Common Stock, Merrill Lynch Core Bond V.I. Fund Common Stock, Merrill Lynch Developing Capital Markets V.I. Fund Common Stock, Merrill Lynch Domestic Money Market V.I. Fund Common Stock, Merrill Lynch Focus Twenty V.I. Fund, Merrill Lynch Fundamental Growth V.I. Fund, Merrill Lynch Global Allocation V.I. Fund Common Stock, Merrill Lynch Global Growth V.I. Fund Common Stock, Merrill Lynch Government Bond V.I. Fund Common Stock, Merrill Lynch High Current Income V.I. Fund Common Stock, Merrill Lynch Index 500 V.I. Common Stock, Merrill Lynch Large Cap Core V.I. Fund Common Stock, Merrill Lynch Large Cap Value V.I. Fund Common Stock, Merrill Lynch Reserve Assets V.I. Fund Common Stock and Merrill Lynch Small Cap Value V.I. Fund and Merrill Lynch Utilities and Telecommunications V.I. Fund, respectively. The Company may, from time

50

to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes.

All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under “Redemption of Shares.” Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

 Family Life purchased $1,000 worth of shares of the American Balanced V.I. Fund on April 29, 1988 and $1,999,000 worth of shares of such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company’s other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market V.I. and Global Allocation V.I. Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market V.I. Fund on February 20, 1992, $2,000,000 worth of shares of the Global Allocation V.I. Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value V.I., and Utilities and Telecommunications V.I. Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $2,000,000 worth of shares of each of the Basic Value V.I. Fund and the Utilities and Telecommunications V.I. Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares Developing Capital Markets V.I. Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond V.I. Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 V.I. Fund. On April 16, 1998, MLLIC purchased $1,000 worth of shares of the Global Growth V.I. Fund. On March 20, 2000, MLLIC purchased $1,000,000 worth of shares of the Fundamental Growth V.I. Fund. On July 7, 2000, MLLIC purchased $1,000,000 worth of shares of the Focus Twenty V.I. Fund. On April 23, 2001, MLLIC purchased $1,000,000 worth of shares of the Large Cap Value V.I. Fund.

Custodian

The Bank of New York (the “Custodian”), 100 Church Street, New York, New York 10286, is the Company’s Custodian except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s Developing Capital Markets V.I. Fund.

Transfer and Dividend Disbursing Agent

Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Counsel and Auditor

Clifford Chance Rogers & Wells LLP, counsel to the Company, passes on legal matters for the Company in connection with the shares offered by the Prospectus. Deloitte & Touche LLP, independent auditors, are auditors of the Company.

51

Shareholders Reports

The Company issues to its shareholders reports, at least semi-annually, containing unaudited financial statements and annual reports containing financial statements examined by auditors approved annually by the Directors.

Shareholder Inquiries

Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

 To the knowledge of the Company, the following entities owned beneficially or of record 5% or more of a class of shares of a Fund as of March 30, 2002.

Name of Fund	Name and Address of Shareholder	Percent of Class A
[Focus Twenty Fund	ML Life Insurance Co	88.30%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Focus Twenty Fund	ML Life Insurance Co of NY	9.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Reserve Assets V.I. Fund	ML Life Insurance Co	56.30%
	Attn MLIG Finance
	4804 Deer Lake Drive East Jacksonville, FL 32246

Reserve Assets V.I. Fund	Merrill Lynch Life Insurance Group	18.80%
	Attn MLIG Finance 4804 Deer Lake Drive East Jacksonville, FL 32246

Reserve Assets V.I. Fund	Merrill Lynch Life Insurance Group	18.40%
	Attn MLIG Finance 4804 Deer Lake Drive East Jacksonville, FL 32246

Reserve Assets V. I. Fund	ML Life Insurance Co of NY	5.70%
	Attn MLIG Finance 4804 Deer Lake Drive East Jacksonville, FL 32246

Domestic Money Market V. I. Fund	ML Life Insurance Company	71.70%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Domestic Money Market V. I. Fund	ML Life Insurance Co	16.70%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

52

Name of Fund	Name and Address of Shareholder	Percent of Class A

Domestic Money Market V.I. Fund	ML Life Insurance Co	7.00%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Core Bond V.I. Fund	ML Life Insurance Co	90.00%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Core Bond V. I. Fund	ML Life Insurance Co of NY	7.80%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

High Current Income V. I. Fund	ML Life Insurance Co	88.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

High Current Income V. I. Fund	ML Life Insurance Co of NY	6.70%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Large Cap Core V.I. Fund	ML Life Insurance Co	86.00%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Large Cap Core V.I. Fund	ML Life Insurance Co of NY	7.50%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Small Cap Value V.I. Fund	ML Life Insurance Co	82.30%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Small Cap Value V.I. Fund	ML Life Insurance Co of NY	6.60%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Small Cap Value V.I. Fund	ML Life Insurance Co	5.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

53

Name of Fund	Name and Address of Shareholder	Percent of Class A
American Balanced V. I. Fund	ML Life Insurance Co	86.80%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

American Balanced V. I. Fund	ML Life Insurance Co of NY	8.90%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Global Allocation Strategy V.I. Fund	ML Life Insurance Company	88.50%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Global Allocation Strategy V.I. Fund	ML Life Insurance Co of NY	7.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Utilities & Telecommunications V.I. Fund	ML Life Insurance Co	79.40%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Utilities & Telecommunications V.I. Fund	ML Life Insurance Company	7.30%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Utilities & Telecommunications V.I. Fund	ML Life Insurance Co of NY	6.60%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Basic Value V.I. Fund	ML Life Insurance Co	69.10%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Basic Value V.I. Fund	ML Life Insurance Company	7.60%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Basic Value V.I. Fund	ML Life Insurance Company	5.60%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246


54

Name of Fund	Name and Address of Shareholder	Percent of Class A
Basic Value V.I. Fund	ML Life Insurance Company	5.40%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Basic Value V.I. Fund	ML Life Insurance Company	5.10%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Developing Capital Markets V.I. Fund	ML Life Insurance Company	64.80%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Developing Capital Markets V.I. Fund	ML Life Insurance Company	10.80%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Developing Capital Markets V.I. Fund	ML Life Insurance Co	9.10%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Developing Capital Markets V.I. Fund	Pfl Endeavor Var Annuity Acct	6.20%
	Attn Sheryl Wade 4333 Edgewood Rd NE Cedar Rapids, IA 52499

Developing Capital Markets V.I. Fund	ML Life Insurance Co of NY	6.10%
	Attn MLIG Finance Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Government Bond V.I. Fund	ML Life Insurance Company	72.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Government Bond V.I. Fund	ML Life Insurance Company	18.60%
	Attn MLIG Finance Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Government Bond V.I. Fund	ML Life Insurance Co of NY	5.50%
	Attn MLIG Finance Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

55

Name of Fund	Name and Address of Shareholder	Percent of Class A

Index 500 V.I. Fund	ML Life Insurance Co	69.60%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Index 500 V.I. Fund	ML Life Insurance Company	7.70%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Index 500 V.I. Fund	ML Life Insurance of NY	7.00%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Index 500 V.I. Fund	ML Life Insurance Company	6.50%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Index 500 V.I. Fund	ML Life Insurance Company	6.00%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Large Cap Core V.I. Fund	ML Life Insurance Co	58.50%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Large Cap Core V.I. Fund	ML Life Insurance Co of NY	12.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Large Cap Core V.I. Fund	ML Life Insurance Co	8.90%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Large Cap Core V.I. Fund	ML Life Insurance Co	7.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Large Cap Core V.I. Fund	ML Life Insurance Co of NY	5.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

56

Name of Fund	Name and Address of Shareholder	Percent of Class A
Global Growth V.I. Fund	ML Life Insurance Co	83.60%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Global Growth V.I. Fund	ML Life Insurance Co of NY	6.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Fundamental Growth V.I. Fund	ML Life Insurance Co	48.20%
	Attn MLIG Finance
	Bldg. 3 4th Floor 4804 Deer Lake Drive East Jacksonville, FL 32246

Fundamental Growth V.I. Fund	AIG Life Insurance Company	37.50%
	Attn Ed Bacon
	One Alico Plaza
	P.O. Box 667
	Wilmington, De 19889

FINANCIAL STATEMENTS

The Company’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2001 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-800-456-4587 ext. 789 between 8:00 a.m. and 8 p.m. Eastern Time on any business day.

57

ANNEX A

DESCRIPTION OF TEMPORARY INVESTMENTS AND CORPORATE BOND RATINGS

U.S. Government Securities

 The Domestic Money Market V.I. Fund, Reserve Assets V.I. Fund and the Government Bond V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Government Agency Securities

 The Domestic Money Market V.I. Fund, Reserve Assets V.I. Fund and the Government Bond V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

Depositary Institutions Money Instruments

 The Domestic Money Market V.I. Fund and Reserve Assets V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals (“coupon dates”), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds’ option, at par on the coupon dates. The dealers’ obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market V.I. Fund will invest only in these types of instruments issued/guaranteed by U.S. issuers.

A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

 The Reserve Assets V.I. Fund (and, for temporary or defensive purposes, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Developing Capital Markets V.I. Fund and Large Cap Core V.I. Fund) may invest in certificates of deposit and bankers’ acceptances issued by foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations) or U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

58

 The Reserve Assets V.I. Fund (and, for temporary or defensive purposes, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Developing Capital Markets V.I. Fund and Large Cap Core V.I. Fund) may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers’ acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Reserve Assets V.I. Fund. The Reserve Assets V.I. Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the “FDIC”); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

Short-Term Debt Instruments

 The Domestic Money Market V.I. Fund and Reserve Assets V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower’s consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under “Determination of Net Asset Value” in the Statement of Additional Information.

The Domestic Money Market V.I. Fund and Reserve Assets V.I. Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds’ portfolio securities, see “Portfolio Restrictions” in the Prospectuses to the Domestic Money Market V.I. Fund and Reserve Assets V.I. Fund.

The Reserve Assets V.I. Fund (and, for temporary or defensive purposes, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund and Developing Capital Markets V.I. Fund) may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in the Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

59

Repurchase Agreements

 Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund’s return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered “illiquid securities.” The Domestic Money Market V.I. and Reserve Assets V.I. Funds will not enter into repurchase agreements maturing in more than 30 days.

Reverse Repurchase Agreements. The Domestic Money Market V.I. and Reserve Assets V.I. Funds may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the applicable Fund will be established with the Custodian consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

Description of Corporate Bond Ratings

Moody’s Investors Service, Inc. (“Moody’s”):

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

60

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded both during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues maybe in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s (“Standard & Poor’s”):

AAA	This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA	Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A	Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB	Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB B CCC CC	Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	Not rated by the indicated rating agency.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

61

PART C. OTHER INFORMATION

Item 23. Exhibits.
Exhibit Number			Description

1	(a)	—	Articles of Incorporation of Registrant.(a)

1	(b)	—	Form of Articles Supplementary of Registrant.(b)

1	(c)	—	Form of Articles of Amendment of Registrant.(c)

1	(d)	—	Form of Articles Supplementary of Registrant.(d)

1	(e)	—	Form of Articles Supplementary of Registrant.(e)

1	(f)	—	Form of Articles Supplementary of Registrant.(f)

1	(g)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the redesignation of shares of common stock as Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch World Income Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock and Merrill Lynch International Equity Focus Fund Common Stock.(r)

1	(h)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch International Bond Fund Common Stock and Merrill Lynch Intermediate Government Bond Fund Common Stock.(t)

1	(i)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Index 500 Fund Common Stock.(v)

1	(j)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to the reclassification of Merrill Lynch Flexible Strategy Fund Common Stock as Merrill Lynch Global Strategy Focus Fund Common Stock, the reclassification of the Merrill Lynch International Bond Fund Common Stock as Merrill Lynch World Income Focus Fund Common Stock, the change in name of the class of shares of common stock designated as Merrill Lynch Intermediate Government Bond Fund to Merrill Lynch Government Bond Fund, and the change in the name of the class of shares of common stock designated as Merrill Lynch World Income Focus Fund to Merrill Lynch Global Bond Focus Fund.(w)

1	(k)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to designation of Class A and Class B shares.(y)

1	(l)	—	Form of Articles of Amendment redesignating the Class A and Class B Shares of the Equity Growth Fund as Class A and Class B Shares of the Special Value Focus Fund.(cc)

1	(m)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Global Growth Focus Fund Common Stock and Merrill Lynch Capital Focus Fund.(ee)

1	(n)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Fundamental Growth Focus Fund Common Stock and a change in the amount of Class A Shares of the Merrill Lynch Basic Value Focus Fund, Merrill Lynch High Current Income Fund, and Merrill Lynch Prime Bond Fund.(kk)

1	(o)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Focus Twenty Select Fund.(ii)

1	(p)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Capital Focus Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch Global Strategy Focus Fund and Merrill Lynch Quality Equity Fund.(mm)

1	(q)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Core Bond Focus Fund and a change in the amount of Class A Shares of the Merrill Lynch Large Cap Core Focus Fund.(nn)

1	(r)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Large Cap Value Focus Fund and a change in the amount of Class B Shares of the Merrill Lynch Large Cap Value Focus Fund.(oo)

C-1

Exhibit Number			Description
1	(s)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to changes in the names of the classes of shares of common stock of all Funds (filed herewith).

1	(t)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Domestic Money Market V.I. Fund and a change in the amount of Class A Shares of the Merrill Lynch Government Bond V.I. Fund (filed herewith).

2		—	By-Laws of Registrant, as amended.(g)

3		—	None.

4		—	Specimen certificate for shares of common stock of Registrant.(h)

5	(a)	—	Investment Advisory Agreement for Merrill Lynch Reserve Assets Fund.(i)

5	(b)	—	Investment Advisory Agreement for the Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund and Merrill Lynch Special Value Focus Fund.(j)

5	(c)	—	Form of Investment Advisory Agreement for Merrill Lynch Index 500 Fund.(x)

5	(d)	—	Form of Investment Advisory Agreement for Merrill Lynch Natural Resources Focus Fund and Merrill Lynch American Balanced Fund.(l)

5	(e)	—	Form of Investment Advisory Agreement for Merrill Lynch Domestic Money Market Fund and Merrill Lynch Global Strategy Focus Fund.(m)

5	(f)	—	Form of Investment Advisory Agreement for Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund and Merrill Lynch International Equity Focus Fund.(s)

5	(g)	—	Form of Investment Advisory Agreement for Merrill Lynch Developing Capital Markets Focus Fund and Merrill Lynch Government Bond Fund.(t)

5	(h)	—	Form of Sub-Advisory Agreement between Merrill Lynch Asset Management L.P. and Merrill Lynch Asset Management U.K. Limited.(ff)

5	(i)	—	Form of Investment Advisory Agreement for Merrill Lynch Global Growth Focus Fund and Merrill Lynch Capital Focus Fund.(dd)

5	(j)	—	Form of Investment Advisory Agreement for Merrill Lynch Fundamental Growth Focus Fund.(ll)

5	(k)	—	Form of Investment Advisory Agreement for Merrill Lynch Focus Twenty Select Fund.(jj)

5	(l)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Value Focus Fund.(pp)

6	(a)	—	Form of Distribution Agreement.(n)

6	(b)	—	Form of Distribution Agreement relating to the Class B shares.(z)

7		—	None.

8	(a)	—	Form of Custodian Agreement.(o)

8	(b)	—	Form of Custodian Agreement with Brown Brothers Harriman & Co.(aa)

9	(a)	—	Form of Transfer Agency, and Dividend Disbursing Agreement.(p)

9	(b)	—	Form of Agreement relating to the use of the "Merrill Lynch" name.(q)

9	(d)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on From N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

10		—	Opinion of Counsel (filed with Rule 24F-2 Notice).

11		—	Consent of Independent Auditors (filed herewith).

12		—	None.

13		—	None.

14		—	None.

15		—	Form of Distribution Plan relating to Class B shares.(bb)

16		—	Code of Ethics, as amended.(gg)

17		—	Rule 18f-3 Plan, as revised.(hh)

24		—	Power of Attorney for Robert S. Salomon, Jr.(u)

C-2

(a)	Incorporated by reference to Exhibit 1 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).
(b)	Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.
(c)	Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.
(d)	Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.
(e)	Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.
(f)	Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement (“Post-Effective Amendment No. 16”).
(g)	Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement (“Post-Effective Amendment No. 11”).
(h)	Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement (“Post-Effective Amendment No. 4”).
(i)	Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 8 to the Registration Statement (“Post-Effective Amendment No. 8”).
(j)	Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 8.
(k)	Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement (“Post-Effective Amendment No. 24”).
(l)	Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 11.
(m)	Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 16.
(n)	Incorporated by reference to Exhibit 6(a) to Amendment No. 1 to Registrant’s Registration Statement (“Amendment No. 1”).
(o)	Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 2 to the Registration Statement.
(p)	Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 4 to the Registration Statement.
(q)	Incorporated by reference to Exhibit 9(b) to Amendment No. 1.
(r)	Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.
(s)	Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 20 to the Registration Statement.
(t)	Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement.
(u)	Incorporated by reference to Exhibit 24 to Post-Effective Amendment No. 24.
(v)	Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement.
(w)	Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement.
(x)	Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 26 to the Registration Statement.
(y)	Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement.
(z)	Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 27 to the Registration Statement.
(aa)	Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the Registration Statement.
(bb)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.
(cc)	Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement.
(dd)	Incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 30 to the Registration Statement.

C-3

(ee)	Incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 30 to the Registration Statement.
(ff)	Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 27 to the Registration Statement.
(gg)	Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 34 to the Registration Statement.
(hh)	Incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 34 to the Registration Statement.
(Ii)	Incorporated by reference to Exhibit 1(o) to Post-Effective Amendment No. 35 to the Registration Statement.
(jj)	Incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 35 to the Registration Statement.
(kk)	Incorporated by reference to Exhibit 1(n) to Post-Effective Amendment No. 33 to the Registration Statement.
(ll)	Incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 33 to the Registration Statement.
(mm)	Incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No. 38 to the Registration Statement.
(nn)	Incorporated by reference to Exhibit 1(q) to Post-Effective Amendment No. 38 to the Registration Statement.
(oo)	Incorporated by reference to Exhibit 1(r) to Post-Effective Amendment No. 38 to the Registration Statement.
(pp)	Incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 38 to the Registration Statement.

Item 24. Persons Controlled by or under Common Control with Registrant.

Registrant does not control any other person. Except that substantially all of Registrant’s issued and outstanding shares are and will be held by Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and Family Life Insurance Company for their Separate Accounts, the Registrant is not under common control with any other person.

Item 25. Indemnification.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if; (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s Certificate of Incorporation, Article VI of Registrant’s By-laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person

C-4

or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Manager.

Merrill Lynch Investment Managers, LP (the “Manager” or “MLIM”), acts as the investment adviser for the following open-end registered investment companies: Global Financial Services Master Trust, Merrill Lynch Emerging Markets Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Natural Resources Trust, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Short-term U.S. Government Fund, Inc., Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch US Treasury Money Fund, Merrill Lynch Variable Series Funds, Inc. and The Asset Program, Inc.; and the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and The S&P 500® Protected Equity Fund, Inc. MLIM also acts as subadviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

Fund Asset Management, LP (“FAM”), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Master Basic Value Trust, Master Mid Cap Growth Trust, Master Small Cap Value Trust, Master US High Yield Trust, Master Focus Twenty Trust, Master Senior Floating Rate Trust, Master Large Cap Series Trust, Master Premium Growth Trust, Mercury Global Holdings, Inc., Mercury HW Funds, Merrill Lynch Focus Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Bond Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch US Government Mortgage Fund, The Asset Program, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Corporate High Yield Fund IV, Inc., Debt Strategies Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Florida Insured Fund, Inc., MuniHoldings Florida Insured Fund V, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., and Senior High Income Portfolio, Inc.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011 except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, LP (“Princeton Administrators”) is also PO Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (FAMD) is PO Box 9081, Princeton,

C-5

New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The address of Financial Data Services, Inc. (“FDS”) is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since December 1, 1999 for his, her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.

Name	Positions with Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co	Limited Partner	Financial Services Holding Company; Limited Partner of FAM

Princeton Services	General Partner	General Partner of FAM

Robert C. Doll, Jr.	President	President of FAM;CO-Head (Americas Region) of the Manager from 2000 to 2001; Senior Vice President of the Manager and FAM from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President	President, Merrill Lynch Mutual Funds; Executive Vice President of FAM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel	General Counsel of FAM; Senior Vice President, General Counsel and Director of Princeton Services

Debra Landsman-Yaros	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services, Vice President of FAMD

Stephen M.M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	President and Chief Operating Officer of MLIM Canada; Vice President of ML & Co.

(b) Merrill Lynch Asset Management UK Limited (“MLAM UK”) acts as sub-adviser for the following registered investment companies; The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Corporate High Yield Fund IV, Inc., Debt Strategies Fund, Inc., Global Financial Services Master Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Mercury Global Holdings, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Natural Resources Trust, Merrill Lynch Global

C-6

 SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Asset Program, Inc. and The Municipal Fund Accumulation Program, Inc. The address of each of these investment companies is PO Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM UK is 33 King William Street, London EC4R 9AS, England.

Set forth below is a list of each executive officer and director of MLAM UK indicating each business profession, vocation or employment of a substantial nature in which each such person had been engaged since December 31, 1999, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:

Name	Position with MLAM UK	Other Substantial Business, Profession, Vocation or Employment
Terry K. Glenn	Director and Chairman	Chairman (Americas Region) and Executive Vice President of the Manager; Executive Vice President of FAM; President of Merrill Lynch Mutual Funds; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Nicholas C.D. Hall	Director	Director of Mercury Asset Management Ltd and the Institutional Liquidity Fund PLC; First Vice President and General Counsel for Merrill Lynch Mercury Asset Management Ltd.

James T. Stratford	Alternate Director	Director of Mercury Asset Management Group LTD; Head of Compliance, Merrill Lynch Mercury Asset Management Ltd.

Donald C. Burke	Treasurer	First Vice President and Treasurer of the Manager and FAM; Director of Taxation of the Manager; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Carol Ann Langham	Company Secretary	None

Debra Anne Searle	Assistant Company Secretary	None

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for the Registrant and for each of the registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-exempt Fund, CMA Treasury Fund, Global Financial Services Master Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master US High Yield Trust, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. FAMD acts as the principal underwriter for each of the following additional open-end registered investment companies: Mercury Basic Value Fund, Inc., Mercury Focus Twenty Fund, Inc., Mercury Global Balanced Fund of Mercury Funds, Inc., Mercury Gold and Mining Fund of Mercury Funds, Inc., Mercury International Fund of Mercury Funds, Inc., Mercury Large Cap Series Funds, Inc., Mercury Mid Cap Growth Fund, Inc., Mercury Pan-European Growth Fund of Mercury Funds, Inc., Mercury Premier Growth Fund, Inc., Mercury Small Cap Value Fund, Inc., Mercury US High Yield Fund, Inc., Summit Cash Reserves

C-7

Fund of Financial Institutions Series Trust, Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Mid Cap Growth Fund, Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc. and Merrill Lynch US High Yield Fund, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Mercury Senior Floating Rate Fund, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Fatseas and Wasel, is One Financial Center, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with Underwriter	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	President and Director
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
James T. Fatseas	Vice President	None
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the Rules thereunder are maintained at the offices of the Registrant, its Investment Adviser, its Custodian, and its Transfer Agent.

Item 29. Management Services.

Other than as set forth in the Prospectus constituting Part A of the Registration Statement and under the captions “Management of the Company” and “Investment Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request, and without charge.

The Company hereby undertakes to comply with the restrictions on indemnification set forth in Investment Company Act Release No. IC-11330, September 2, 1980.

C-8

SIGNATURES

 Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 22nd day of April, 2002.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
(Registrant)

By	/s/ TERRY K. GLENN (Terry K. Glenn, President)

 Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registrant’s Registration Statement has been signed below by the following person in the capacity and on the date indicated.

	Signature	Title	Date
	* (Terry K. Glenn)	President and Director (Principal Executive Officer)

	* (Donald C. Burke)	Treasurer (Principal Financial and Accounting Officer)

	* (James H. Bodurtha)	Director

	* (Joe Grills)	Director

	* (Herbert I. London)	Director

	* (André F. Perold)	Director

	* (Roberta Cooper Ramo)	Director

	* (Robert S. Salomon, Jr.)	Director

	* (Melvin R. Seiden)	Director

	* (Stephen B. Swensrud)	Director

*By:	/s/ TERRY K. GLENN (Terry K. Glenn, President)		April 22, 2002

C-9

EXHIBIT INDEX

Exhibit Number			Description
1	(s)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to changes in the names of the classes of shares of common stock of all Funds.

1	(t)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Domestic Money Market V.I. Fund and a change in the amount of Class A Shares of the Merrill Lynch Government Bond V.I. Fund.

11		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant